AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 24, 2026

1933 Act Registration File No.: 333-285633

1940 Act File No.: 811-24061

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 64	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 66	☑

TIDAL TRUST IV

(Exact Name of Registrant as Specified in Charter)

234 West Florida Street, Suite 700

Milwaukee, WI 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2434

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, WI 53204	Rachael L. Schwartz Sullivan & Worcester LLP 1251 Avenue of the Americas New York, New York 10020

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

Explanatory Note: This Post-Effective Amendment No. 64 to the Registration Statement of Tidal Trust IV (the “Trust”) is being filed to respond to Staff comments with respect to the registration of DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500® Call Options Strategy ETF, DailyDelta SP500® Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF and DailyDelta Bitcoin Put Options Strategy ETF as eight new series of the Trust, and to make other permissible changes under Rule 485(b).

DailyDelta Nasdaq 100® Call Options Strategy ETF (QUP)

DailyDelta Nasdaq 100® Put Options Strategy ETF (QDWN)

listed on The Nasdaq Stock Market, LLC

DailyDelta SP500® Call Options Strategy ETF (CALL)

DailyDelta SP500® Put Options Strategy ETF (PUTS)

DailyDelta R2000 Call Options Strategy ETF (RUP)

DailyDelta R2000 Put Options Strategy ETF (RDWN)

DailyDelta Bitcoin Call Options Strategy ETF (BTCX)

DailyDelta Bitcoin Put Options Strategy ETF (XBTC)

listed on Cboe BZX Exchange, Inc.

PROSPECTUS

September 24, 2026

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY INFORMATION

DailyDelta Nasdaq 100® Call Options Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek capital appreciation. The Fund’s secondary investment objective is to limit single-day risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	1.35%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”) will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$137	$428

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long exposure to the daily upside, or increase in value, of the Nasdaq 100 Index (the “NASDAQ-100® Index” or “Index”), which is an index that is designed to track the performance of the top 100 non-financial companies listed on the NASDAQ stock exchange. The Fund also seeks to limit daily downside risk to 10% or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash-settled exchange traded index options that are designed to track the daily changes in the value of the NASDAQ-100® Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. The Fund does not seek to provide one-to-one, or any other fixed multiple of, the daily performance of the Index. The term ‘DailyDelta’ refers to the Fund’s daily establishment of short-dated options exposure and to “delta,” which measures an option’s sensitivity to changes in its underlying reference asset. It does not represent a specific or fixed-multiple performance target.

●	Purchasing Call Options.

To enhance the Fund’s potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled index call options on the performance of the NASDAQ-100® Index. These call options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase call options with a strike price that is close to then-current value of the NASDAQ-100® Index at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new call positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to ten percent of its NAV in option premiums to purchase short-term call options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds that of the NASDAQ-100® Index) on days when the NASDAQ-100® Index has positive performance. In contrast, on days when the NASDAQ-100® Index is flat or declines, the Fund may lose up to the full amount of that day’s option premium (up to 10% of the Fund’s NAV each day).

Under unusual or stressed market conditions, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new call positions and establish new option loss limits when the Fund’s options contracts expire.

●	U.S. Treasuries.

The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 90%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund’s investments in U.S. Treasury securities is expected to be approximately 6 months.

Key  Risks of the Fund’s Daily Call Options Strategy

Although the Fund holds approximately 90% of its NAV in short-term U.S. Treasury securities, it obtains exposure, as applicable, to the Index through options. For purposes of the Fund’s 80% policy, the options are valued using their delta-adjusted notional amounts, rather than the premiums paid, and qualifying short-term U.S. Treasury securities may be excluded from the calculation as permitted by applicable law. As a result of this structure, investors should understand the following:

•      Extremely high daily premium expenditure: The Fund may spend up to 10% of its NAV on each trading day to purchase options. The Fund incurs this cost whether or not the options ultimately make money.

•      NAV erosion from options expirations: If the options repeatedly expire worthless, the Fund will repeatedly lose the premiums it paid. These daily losses can compound and significantly reduce the Fund’s NAV over time.

•      Dependency on volatility and option prices: The cost and performance of the Fund’s options depend heavily on market volatility and option prices, which can change quickly and unpredictably.

•      Non-diversification amplifies index concentration risk: The Fund’s performance depends heavily on a single index or asset. An adverse move in that index or asset may therefore affect the Fund more significantly than a fund with exposure to many different investments.

•      Daily reset magnifies path dependency and volatility drag: Because the Fund establishes new options exposure each day, its longer-term return depends on the sequence of daily gains and losses. As a result, the Fund’s return over periods longer than one day may differ significantly from what an investor might expect based on the performance of the underlying index or asset.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the NASDAQ-100® Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their delta-adjusted notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

An investment in the Fund is not an investment in the NASDAQ-100® Index, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive performance that exceeds the appreciation of the NASDAQ-100® Index on days when the NASDAQ-100® Index has increased in value. Because the Fund spends up to 10% of its NAV each trading day on options premium, the Fund’s options strategy will produce positive performance on a given day only to the extent that the cash received from settlement of that day’s options positions exceeds the cost of that day’s options premium (i.e., up to 10% of the Fund’s NAV).

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the NASDAQ-100® Index decreases in value, does not change in value, or if the returns based on the appreciation of the NASDAQ-100® Index do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	The Fund does not invest directly in the NASDAQ-100® Index.

●	The Fund does not invest directly in companies that comprise the NASDAQ-100® Index.

●	Fund shareholders are not entitled to any dividends paid by any companies that comprise the NASDAQ-100® Index.

See “Additional Information about the Funds” for additional information regarding the NASDAQ-100® Index.

The Fund’s Use of NASDAQ-100® Index Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange-traded call option contracts that are based on the value of the NASDAQ-100® Index (or on passively managed ETFs that seek to track the NASDAQ-100® Index’s performance). The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. Under normal market conditions, each day, the Fund will invest in options to seek exposure to the NASDAQ-100® Index in excess of the Fund’s net assets. If the value of the NASDAQ-100® Index increases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the NASDAQ-100® Index on the expiration date of the applicable option contract and the stated strike price. Because of the Fund’s exposure to the NASDAQ-100® Index, the Fund will receive returns equal to a multiple of the appreciation of the value of the NASDAQ-100® Index in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the exposure to the NASDAQ-100® Index that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the NASDAQ-100® Index and its volatility, and the time remaining until the expiration date of the option contracts. Where the NASDAQ-100® Index price settles at expiration at or below the strike price, and the Fund does not sell the options before their expiration, the Fund’s call options will expire worthless and the Fund will lose that day’s option premium.

Investors should not expect the Fund’s cumulative performance over time to track, in a simple or predictable manner a 1x long or inverse exposure to the NASDAQ-100® Index. Because the Fund purchases new call options each trading day and incurs a new premium cost, its cumulative performance may differ significantly from a simple long investment in the NASDAQ-100® Index. The Fund may lose value even on a day when the Index rises if the increase is not sufficient to offset the premium paid and Fund expenses. During periods when the Index declines, remains flat, or does not rise sufficiently, the Fund’s call options may repeatedly expire worthless or fail to recover the premiums paid, resulting in rapid and compounded erosion of the Fund’s NAV.

Fund’s Return Profile vs the NASDAQ-100® Index

For the reasons stated above, the Fund’s performance will differ from that of the NASDAQ-100® Index. The performance differences will depend on, among other things, the value of the NASDAQ-100® Index, changes in the price of the NASDAQ-100® Index’s options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDelta Nasdaq 100® Call Options Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the NASDAQ-100® Index)	Investment Terms	Expected Target Maturity
Purchased call option contracts

The Fund will purchase call options with a strike price that is close to then-current value of the NASDAQ-100® Index at the time of purchase.

If, at the expiration of the option, the value of the NASDAQ-100® Index is above the strike price, the option will have value. The Fund will realize positive returns on the option to the extent that such value exceeds the option premium paid by the Fund.

If, at the expiration of the option, the value of the NASDAQ-100® Index has decreased or remained at the strike price, the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 90% of the Fund’s net assets.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Tidal Trust IV (the “Trust”), Tidal Investments LLC (“Tidal” or the “Adviser”), Kelly Strategic Management, LLC (the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the NASDAQ-100® Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE NASDAQ-100® INDEX.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the NASDAQ-100® Index (or on ETFs that track the NASDAQ-100® Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the NASDAQ-100® Index or an ETF that tracks the NASDAQ-100® Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the NASDAQ-100® Index, the Fund may also be subject to the following risks:

Indirect Investment Risk. The NASDAQ-100® Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the NASDAQ-100® Index but will be subject to declines in the performance of the NASDAQ-100® Index.

Index Trading Risk. The trading price of the NASDAQ-100® Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of the option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Because the Fund may spend up to 10% of its NAV on a trading day to purchase options, and because options that expire worthless provide no recovery of the premium paid, repeated net losses on the Fund’s options positions can compound over time and result in significant and, at times, rapid erosion of the Fund’s NAV, even though the Fund’s loss on its purchased options on any single day is limited to the premium paid, particularly during extended periods in which the Index does not move sufficiently in the direction favorable to the Fund’s strategy.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded options which are guaranteed for settlement by the Options Clearing Corporation (“OCC”). As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Leverage Risk. The options purchased by the Fund may provide investment exposure to the applicable reference asset in excess of the Fund’s net assets and therefore may have the economic effect of leverage. As a result, a relatively small movement in the value of the reference asset may cause a disproportionately large movement in the value of the Fund’s options and may increase the volatility of the Fund’s NAV. The Fund may lose the entire premium paid for a purchased option, but its loss on the option will not exceed that premium. Because the Fund establishes new options positions and pays new premiums on a recurring basis, however, losses on purchased options may compound over time and result in a significant or rapid decline in the Fund’s NAV.

NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Options Loss Compounding Risk. The Fund may pay up to 10% of its NAV in options premiums on each trading day and may lose the entire amount of those premiums if the options expire worthless or otherwise fail to generate proceeds sufficient to recover their cost. The Fund’s limit on losses from purchased options applies separately to each trading day, based on the Fund’s then-current NAV, and does not limit cumulative losses over multiple days. Thus, the Fund may incur a new loss of up to 10% of its NAV after having incurred options losses on prior trading days. Repeated premium losses will reduce the Fund’s NAV, and subsequent losses may compound against the Fund’s already-reduced NAV. Consequently, a series of options losses may cause significant and rapid NAV erosion, and the Fund may lose substantially more than its daily options-premium loss limit—and potentially all or substantially all of its value—over time. The 10% daily limit should not be understood as limiting the Fund’s losses over any period longer than one trading day. The Fund’s longer-term performance depends heavily on the sequence of daily results. Accordingly, repeated options losses may significantly reduce the Fund’s NAV even if its underlying index or reference asset experiences little or no net change, or moves in a direction favorable to the Fund’s strategy, over the same period. The Fund’s daily options-premium loss limit does not protect shareholders against these cumulative effects.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy will generally require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

NAV Decline Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it timely distributes to Shareholders, provided that it satisfies certain source-of-income, diversification and distribution requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to U.S. federal income tax imposed at corporate rates, and a shareholder may be required to include in its income the amount of any distribution received from the Fund. To comply with the asset diversification requirements applicable to a RIC, the Fund will attempt to ensure that the value of its investments, including options, in a single issuer is never more than 25% of the total value of Fund assets at the close of any quarter. If the value of the Fund’s investments in a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.dailydeltaetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Kelly Strategic Management, LLC (d/b/a Kelly Intelligence) (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Kevin R. Kelly, Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Gerry J. O’Donnell, Director of Capital Markets and Portfolio Manager of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Mathew Brandt, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in 2026.

Scott Snyder, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.dailydeltaetfs.com.

Tax Information

Fund distributions generally are classified as ordinary income, qualified dividend income, or capital gains (or a combination), and includable in a shareholder’s income for U.S. federal income tax purposes, unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY INFORMATION

DailyDelta Nasdaq 100® Put Options Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek capital appreciation. The Fund’s secondary investment objective is to limit single-day risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	1.35%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”) will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$137	$428

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks inverse exposure to the daily downside, or decrease in value of the Nasdaq 100 Index (the “NASDAQ-100® Index” or “Index”), which is an index that is designed to track the performance of the top 100 non-financial companies listed on the NASDAQ stock exchange. The Fund also seeks to limit daily downside risk to 10% or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash-settled exchange traded index options that are designed to track the inverse of the daily changes in the value of the NASDAQ-100® Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. The Fund does not seek to provide one-to-one, or any other fixed multiple of, the daily performance of the Index. The term ‘DailyDelta’ refers to the Fund’s daily establishment of short-dated options exposure and to “delta,” which measures an option’s sensitivity to changes in its underlying reference asset. It does not represent a specific or fixed-multiple performance target.

●	Purchasing Put Options.

To enhance the Fund’s potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled, index put options on the performance of the NASDAQ-100® Index. These put options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase put options with a strike price that is close to then-current value of the NASDAQ-100® Index at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new put positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to ten percent of its NAV in option premiums to purchase short-term put options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds the inverse of the losses in value experienced by the NASDAQ-100® Index) on days when the NASDAQ-100® Index loses value. In contrast, on days when the NASDAQ-100® Index is flat or is positive, the Fund may lose up to the full amount of that day’s option premium (up to 10% of the Fund’s NAV each day).

Under unusual or stressed market conditions, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new put positions and establish new option loss limits when the Fund’s options contracts expire.

The Fund is not designed to provide, and should not be expected to provide, inverse performance of the Index’s cumulative return over periods longer than a single day. Because the Fund resets its put options position daily and spends option premium of up to 10% of its NAV each day, the Fund may lose value over an extended period even where the Index declines in value over that same period, particularly during periods of significant volatility or frequent single-day increases in the Index, each of which can cause the Fund’s daily put options to expire worthless and erode the Fund’s NAV through daily premium losses. The Fund should not be used as a long-term, buy-and-hold substitute for a simple inverse position in the Index.

●	U.S. Treasuries.

The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 90%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund’s investments in U.S. Treasury securities is expected to be approximately 6 months.

Key  Risks of the Fund’s Daily Put Options Strategy

Although the Fund holds approximately 90% of its NAV in short-term U.S. Treasury securities, it obtains exposure, as applicable, to the Index through options. For purposes of the Fund’s 80% policy, the options are valued using their delta-adjusted notional amounts, rather than the premiums paid, and qualifying short-term U.S. Treasury securities may be excluded from the calculation as permitted by applicable law. As a result of this structure, investors should understand the following:

•      Extremely high daily premium expenditure: The Fund may spend up to 10% of its NAV on each trading day to purchase options. The Fund incurs this cost whether or not the options ultimately make money.

•      NAV erosion from options expirations: If the options repeatedly expire worthless, the Fund will repeatedly lose the premiums it paid. These daily losses can compound and significantly reduce the Fund’s NAV over time.

•      Dependency on volatility and option prices: The cost and performance of the Fund’s options depend heavily on market volatility and option prices, which can change quickly and unpredictably.

•      Non-diversification amplifies index concentration risk: The Fund’s performance depends heavily on a single index or asset. An adverse move in that index or asset may therefore affect the Fund more significantly than a fund with exposure to many different investments.

•      Daily reset magnifies path dependency and volatility drag: Because the Fund establishes new options exposure each day, its longer-term return depends on the sequence of daily gains and losses. As a result, the Fund’s return over periods longer than one day may differ significantly from what an investor might expect based on the performance of the underlying index or asset.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide inverse exposure to the value of the NASDAQ-100® Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their delta-adjusted notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

An investment in the Fund is not an investment in the NASDAQ-100® Index, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive performance that exceeds the inverse of the losses in value of the NASDAQ-100® Index on days when the NASDAQ-100® Index has decreased in value. Because the Fund spends up to 10% of its NAV each trading day on options premium, the Fund’s options strategy will produce positive performance on a given day only to the extent that the cash received from settlement of that day’s options positions exceeds the cost of that day’s options premium (i.e., up to 10% of the Fund’s NAV).

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the NASDAQ-100® Index increases in value, does not change in value, or if the returns based on the decrease in value of the NASDAQ-100® Index do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	The Fund does not invest directly in the NASDAQ-100® Index.

●	The Fund does not invest directly in companies that comprise the NASDAQ-100® Index.

●	Fund shareholders are not entitled to any dividends paid by any companies that comprise the NASDAQ-100® Index.

See “Additional Information about the Funds” for additional information regarding the NASDAQ-100® Index.

The Fund’s Use of NASDAQ-100® Index Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange-traded put option contracts that are based on the value of the NASDAQ-100® Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. Under normal market conditions, each day, the Fund will invest in options to seek exposure to the NASDAQ-100® Index in excess of the Fund’s net assets. If the value of the NASDAQ-100® Index decreases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the NASDAQ-100® Index on the expiration date of the applicable option contract and the stated strike price. Because of the Fund’s exposure to the NASDAQ-100® Index, the Fund will receive returns equal to a multiple of the inverse of the losses in value of the NASDAQ-100® Index in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the inverse exposure to the NASDAQ-100® Index that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of inverse exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the NASDAQ-100® Index and its volatility, and the time remaining until the expiration date of the option contracts. Where the NASDAQ-100® Index price settles at expiration at or above the strike price, and the Fund does not sell the options before their expiration, the Fund’s put options will expire worthless and the Fund will lose that day’s option premium.

Fund’s Return Profile vs the NASDAQ-100® Index

For the reasons stated above, the Fund’s performance will differ from that of the NASDAQ-100® Index. The performance differences will depend on, among other things, the value of the NASDAQ-100® Index, changes in the price of the NASDAQ-100® Index’s options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDelta Nasdaq 100® Put Options Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the NASDAQ-100® Index)	Investment Terms	Expected Target Maturity
Purchased put option contracts

The Fund will purchase put options with a strike price that is close to then-current value of the NASDAQ-100® Index at the time of purchase.

If at the expiration of the option, the value of the NASDAQ-100® Index has decreased below the strike price, and the Fund exercises the option, this will generate positive returns for the Fund to the extent the amount of cash received exceeds the option premium.

If, at the expiration of the option, the value of the NASDAQ-100® Index has increased or remained at the strike price the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 90% of the Fund’s net assets.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Tidal Trust IV (the “Trust”), Tidal Investments LLC (“Tidal” or the “Adviser”), Kelly Strategic Management, LLC (the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the NASDAQ-100® Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE NASDAQ-100® INDEX.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Index Positive Performance Risk. Positive performance of the NASDAQ-100® Index will negatively impact the Fund. The performance of NASDAQ-100® Index is subject to many factors that may contribute to it having positive performance. The NASDAQ-100® Index’s performance may be positively affected by its underlying companies’ overall ability to develop and launch new products, growth of sales and delivery capabilities, or increases in consumer demand and reduced competition from existing competitors. In addition, the NASDAQ-100® Index may benefit from positive market sentiment, unexpected developments inside an industry, or the global economy. In addition, the NASDAQ-100® Index may be positively impacted by merger and acquisition activities. The Fund’s daily returns may be affected by many factors but will depend on the performance of the NASDAQ-100® Index.

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the NASDAQ-100® Index (or on ETFs that track the NASDAQ-100® Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the NASDAQ-100® Index or an ETF that tracks the NASDAQ-100® Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the NASDAQ-100® Index, the Fund may also be subject to the following risks:

Indirect Investment Risk. The NASDAQ-100® Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the NASDAQ-100® Index but will be subject to declines in the performance of the NASDAQ-100® Index.

Index Trading Risk. The trading price of the NASDAQ-100® Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the inverse value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move in the opposite direction of the value of the underlying instrument. However, prior to such date, the value of the option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain inverse exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Because the Fund may spend up to 10% of its NAV on a trading day to purchase options, and because options that expire worthless provide no recovery of the premium paid, repeated net losses on the Fund’s options positions can compound over time and result in significant and, at times, rapid erosion of the Fund’s NAV, even though the Fund’s loss on its purchased options on any single day is limited to the premium paid, particularly during extended periods in which the Index does not move sufficiently in the direction favorable to the Fund’s strategy.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded options which are guaranteed for settlement by the Options Clearing Corporation (“OCC”). As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Leverage Risk. The options purchased by the Fund may provide investment exposure to the applicable reference asset in excess of the Fund’s net assets and therefore may have the economic effect of leverage. As a result, a relatively small movement in the value of the reference asset may cause a disproportionately large movement in the value of the Fund’s options and may increase the volatility of the Fund’s NAV. The Fund may lose the entire premium paid for a purchased option, but its loss on the option will not exceed that premium. Because the Fund establishes new options positions and pays new premiums on a recurring basis, however, losses on purchased options may compound over time and result in a significant or rapid decline in the Fund’s NAV.

NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Options Loss Compounding Risk. The Fund may pay up to 10% of its NAV in options premiums on each trading day and may lose the entire amount of those premiums if the options expire worthless or otherwise fail to generate proceeds sufficient to recover their cost. The Fund’s limit on losses from purchased options applies separately to each trading day, based on the Fund’s then-current NAV, and does not limit cumulative losses over multiple days. Thus, the Fund may incur a new loss of up to 10% of its NAV after having incurred options losses on prior trading days.

Repeated premium losses will reduce the Fund’s NAV, and subsequent losses may compound against the Fund’s already-reduced NAV. Consequently, a series of options losses may cause significant and rapid NAV erosion, and the Fund may lose substantially more than its daily options-premium loss limit—and potentially all or substantially all of its value—over time. The 10% daily limit should not be understood as limiting the Fund’s losses over any period longer than one trading day.

The Fund’s longer-term performance depends heavily on the sequence of daily results. Accordingly, repeated options losses may significantly reduce the Fund’s NAV even if its underlying index or reference asset experiences little or no net change, or moves in a direction favorable to the Fund’s strategy, over the same period. The Fund’s daily options-premium loss limit does not protect shareholders against these cumulative effects.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy will generally require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

NAV Decline Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it timely distributes to Shareholders, provided that it satisfies certain source-of-income, diversification and distribution requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to U.S. federal income tax imposed at corporate rates, and a shareholder may be required to include in its income the amount of any distribution received from the Fund. To comply with the asset diversification requirements applicable to a RIC, the Fund will attempt to ensure that the value of its investments, including options, in a single issuer is never more than 25% of the total value of Fund assets at the close of any quarter. If the value of the Fund’s investments in a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.dailydeltaetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Kelly Strategic Management, LLC (d/b/a Kelly Intelligence) serves as investment sub-adviser to the Fund

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Kevin R. Kelly, Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Gerry J. O’Donnell, Director of Capital Markets and Portfolio Manager of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Mathew Brandt, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in 2026.

Scott Snyder, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.dailydeltaetfs.com.

Tax Information

Fund distributions generally are classified as ordinary income, qualified dividend income, or capital gains (or a combination), and includable in a shareholder’s income for U.S. federal income tax purposes, unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY INFORMATION

DailyDelta SP500® Call Options Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek capital appreciation. The Fund’s secondary investment objective is to limit single-day risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	1.35%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”) will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$137	$428

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long exposure to the daily upside, or increase in value of the S&P 500 Index (the “SP500® Index” or “Index”), which is an index that is designed to track the performance of the 500 of the largest companies listed on stock exchanges in the United States. The Fund also seeks to limit daily downside risk to 10% or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash-settled exchange traded index options that are designed to track the daily changes in the value of the SP500® Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead any payments are made in cash. The Fund does not seek to provide one-to-one, or any other fixed multiple of, the daily performance of the Index. The term ‘DailyDelta’ refers to the Fund’s daily establishment of short-dated options exposure and to “delta,” which measures an option’s sensitivity to changes in its underlying reference asset. It does not represent a specific or fixed-multiple performance target.

●	Purchasing Call Options.

To enhance the Fund’s potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled index call options on the performance of the SP500® Index. These call options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase call options with a strike price that is close to then-current value of the SP500® Index at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new call positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to ten percent of its NAV in option premiums to purchase short-term call options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds that of the SP500® Index) on days when the SP500® Index has positive performance. In contrast, on days when the SP500® Index is flat or declines, the Fund may lose up to the full amount of that day’s option premium (up to 10% of the Fund’s NAV each day).

Under unusual or stressed market conditions, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new call positions and establish new option loss limits when the Fund’s options contracts expire.

●	U.S. Treasuries.

The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 90%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund’s investments in U.S. Treasury securities is expected to be approximately 6 months.

Key  Risks of the Fund’s Daily Call Options Strategy

Although the Fund holds approximately 90% of its NAV in short-term U.S. Treasury securities, it obtains exposure, as applicable, to the Index through options. For purposes of the Fund’s 80% policy, the options are valued using their delta-adjusted notional amounts, rather than the premiums paid, and qualifying short-term U.S. Treasury securities may be excluded from the calculation as permitted by applicable law. As a result of this structure, investors should understand the following:

•      Extremely high daily premium expenditure: The Fund may spend up to 10% of its NAV on each trading day to purchase options. The Fund incurs this cost whether or not the options ultimately make money.

•      NAV erosion from options expirations: If the options repeatedly expire worthless, the Fund will repeatedly lose the premiums it paid. These daily losses can compound and significantly reduce the Fund’s NAV over time.

•      Dependency on volatility and option prices: The cost and performance of the Fund’s options depend heavily on market volatility and option prices, which can change quickly and unpredictably.

•      Non-diversification amplifies index concentration risk: The Fund’s performance depends heavily on a single index or asset. An adverse move in that index or asset may therefore affect the Fund more significantly than a fund with exposure to many different investments.

•      Daily reset magnifies path dependency and volatility drag: Because the Fund establishes new options exposure each day, its longer-term return depends on the sequence of daily gains and losses. As a result, the Fund’s return over periods longer than one day may differ significantly from what an investor might expect based on the performance of the underlying index or asset.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the SP500® Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their delta-adjusted notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

An investment in the Fund is not an investment in the SP500® Index, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive performance that exceeds the appreciation of the SP500® Index on days when the SP500® Index has increased in value. Because the Fund spends up to 10% of its NAV each trading day on options premium, the Fund’s options strategy will produce positive performance on a given day only to the extent that the cash received from settlement of that day’s options positions exceeds the cost of that day’s options premium (i.e., up to 10% of the Fund’s NAV).

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the SP500® Index decreases in value, does not change in value, or if the returns based on the appreciation of the SP500® Index do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	The Fund does not invest directly in the SP500® Index.

●	The Fund does not invest directly in companies that comprise the SP500® Index.

●	Fund shareholders are not entitled to any dividends paid by any companies that comprise the SP500® Index.

See “Additional Information about the Funds” for additional information regarding the SP500® Index.

The Fund’s Use of SP500® Index Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange-traded call option contracts that are based on the value of the SP500® Index (or on passively managed ETFs that seek to track the SP500® Index’s performance). The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash.

Under normal market conditions, each day, the Fund will invest in options to seek exposure to the SP500® Index in excess of the Fund’s net assets. If the value of the SP500® Index increases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the SP500® Index on the expiration date of the applicable option contract and the stated strike price. Because of the Fund’s exposure to the SP500® Index, the Fund will receive returns equal to a multiple of the appreciation of the value of the SP500® Index in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the exposure to the SP500® Index that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the SP500® Index and its volatility, and the time remaining until the expiration date of the option contracts. Where the SP500® Index price settles at expiration at or below the strike price, and the Fund does not sell the options before their expiration, the Fund’s call options will expire worthless and the Fund will lose that day’s option premium.

Investors should not expect the Fund’s cumulative performance over time to track, in a simple or predictable manner a 1x long or inverse exposure to the SP500® Index. Because the Fund purchases new call options each trading day and incurs a new premium cost, its cumulative performance may differ significantly from a simple long investment in the SP500® Index. The Fund may lose value even on a day when the Index rises if the increase is not sufficient to offset the premium paid and Fund expenses. During periods when the Index declines, remains flat, or does not rise sufficiently, the Fund’s call options may repeatedly expire worthless or fail to recover the premiums paid, resulting in rapid and compounded erosion of the Fund’s NAV.

Fund’s Return Profile vs the SP500® Index

For the reasons stated above, the Fund’s performance will differ from that of the SP500® Index. The performance differences will depend on, among other things, the value of the SP500® Index, changes in the price of the SP500® Index’s options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDelta SP500® Call Options Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the SP500® Index)	Investment Terms	Expected Target Maturity
Purchased call option contracts

The Fund will purchase call options with a strike price that is close to then-current value of the SP500® Index at the time of purchase.

If, at the expiration of the option, the value of the SP500® Index is above the strike price, the option will have value. The Fund will realize positive returns on the option to the extent that such value exceeds the option premium paid by the Fund.

If at the expiration of the option the value of the SP500® Index has decreased or remained at the strike price, the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 90% of the Fund’s net assets.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Tidal Trust IV (the “Trust”), Tidal Investments LLC (“Tidal” or the “Adviser”), Kelly Strategic Management, LLC (the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the SP500® Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE SP500® INDEX.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the SP500® Index (or on ETFs that track the SP500® Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the SP500® Index or an ETF that tracks the SP500® Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the SP500® Index, the Fund may also be subject to the following risks:

Indirect Investment Risk. The SP500® Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the SP500® Index but will be subject to declines in the performance of the SP500® Index.

Index Trading Risk. The trading price of the SP500® Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option.

The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of the option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Because the Fund may spend up to 10% of its NAV on a trading day to purchase options, and because options that expire worthless provide no recovery of the premium paid, repeated net losses on the Fund’s options positions can compound over time and result in significant and, at times, rapid erosion of the Fund’s NAV, even though the Fund’s loss on its purchased options on any single day is limited to the premium paid, particularly during extended periods in which the Index does not move sufficiently in the direction favorable to the Fund’s strategy.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded options which are guaranteed for settlement by the Options Clearing Corporation (“OCC”). As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Leverage Risk. The options purchased by the Fund may provide investment exposure to the applicable reference asset in excess of the Fund’s net assets and therefore may have the economic effect of leverage. As a result, a relatively small movement in the value of the reference asset may cause a disproportionately large movement in the value of the Fund’s options and may increase the volatility of the Fund’s NAV. The Fund may lose the entire premium paid for a purchased option, but its loss on the option will not exceed that premium. Because the Fund establishes new options positions and pays new premiums on a recurring basis, however, losses on purchased options may compound over time and result in a significant or rapid decline in the Fund’s NAV.

NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Options Loss Compounding Risk. The Fund may pay up to 10% of its NAV in options premiums on each trading day and may lose the entire amount of those premiums if the options expire worthless or otherwise fail to generate proceeds sufficient to recover their cost. The Fund’s limit on losses from purchased options applies separately to each trading day, based on the Fund’s then-current NAV, and does not limit cumulative losses over multiple days. Thus, the Fund may incur a new loss of up to 10% of its NAV after having incurred options losses on prior trading days. Repeated premium losses will reduce the Fund’s NAV, and subsequent losses may compound against the Fund’s already-reduced NAV. Consequently, a series of options losses may cause significant and rapid NAV erosion, and the Fund may lose substantially more than its daily options-premium loss limit—and potentially all or substantially all of its value—over time. The 10% daily limit should not be understood as limiting the Fund’s losses over any period longer than one trading day. The Fund’s longer-term performance depends heavily on the sequence of daily results. Accordingly, repeated options losses may significantly reduce the Fund’s NAV even if its underlying index or reference asset experiences little or no net change, or moves in a direction favorable to the Fund’s strategy, over the same period. The Fund’s daily options-premium loss limit does not protect shareholders against these cumulative effects.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy will generally require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

NAV Decline Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it timely distributes to Shareholders, provided that it satisfies certain source-of-income, diversification and distribution requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to U.S. federal income tax imposed at corporate rates, and a shareholder may be required to include in its income the amount of any distribution received from the Fund. To comply with the asset diversification requirements applicable to a RIC, the Fund will attempt to ensure that the value of its investments, including options, in a single issuer is never more than 25% of the total value of Fund assets at the close of any quarter. If the value of the Fund’s investments in a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.dailydeltaetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Kelly Strategic Management, LLC (d/b/a Kelly Intelligence) serves as investment sub-adviser to the Fund

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Kevin R. Kelly, Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Gerry J. O’Donnell, Director of Capital Markets and Portfolio Manager of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Mathew Brandt, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in 2026.

Scott Snyder, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.dailydeltaetfs.com.

Tax Information

Fund distributions generally are classified as ordinary income, qualified dividend income, or capital gains (or a combination), and includable in a shareholder’s income for U.S. federal income tax purposes, unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY INFORMATION

DailyDelta SP500® Put Options Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek capital appreciation. The Fund’s secondary investment objective is to limit single-day risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	1.35%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”) will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$137	$428

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks inverse exposure to the daily downside, or decrease in value of the S&P 500 Index (the “SP500® Index” or “Index”), which is an index that is designed to track the performance of the 500 of the largest companies listed on stock exchanges in the United States. The Fund also seeks to limit daily downside risk to 10% or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash-settled exchange traded index options that are designed to track the inverse of the daily changes in the value of the SP500® Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. The Fund does not seek to provide one-to-one, or any other fixed multiple of, the daily performance of the Index. The term ‘DailyDelta’ refers to the Fund’s daily establishment of short-dated options exposure and to “delta,” which measures an option’s sensitivity to changes in its underlying reference asset. It does not represent a specific or fixed-multiple performance target.

●	Purchasing Put Options.

To enhance the Fund’s potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled, index put options on the performance of the SP500® Index. These put options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase put options with a strike price that is close to then-current value of the SP500® Index at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new put positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to ten percent of its NAV in option premiums to purchase short-term put options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds the inverse of the losses in value experienced by the SP500® Index) on days when the SP500® Index loses value. In contrast, on days when the SP500® Index is flat or is positive, the Fund may lose up to the full amount of that day’s option premium (up to 10% of the Fund’s NAV each day).

Under unusual or stressed market conditions, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new put positions and establish new option loss limits when the Fund’s options contracts expire.

The Fund is not designed to provide, and should not be expected to provide, inverse performance of the Index’s cumulative return over periods longer than a single day. Because the Fund resets its put options position daily and spends option premium of up to 10% of its NAV each day, the Fund may lose value over an extended period even where the Index declines in value over that same period, particularly during periods of significant volatility or frequent single-day increases in the Index, each of which can cause the Fund’s daily put options to expire worthless and erode the Fund’s NAV through daily premium losses. The Fund should not be used as a long-term, buy-and-hold substitute for a simple inverse position in the Index.

U.S. Treasuries.

The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 90%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund’s investments in U.S. Treasury securities is expected to be approximately 6 months.

Key Risks of the Fund’s Daily Put Options Strategy

Although the Fund holds approximately 90% of its NAV in short-term U.S. Treasury securities, it obtains exposure, as applicable, to the Index through options. For purposes of the Fund’s 80% policy, the options are valued using their delta-adjusted notional amounts, rather than the premiums paid, and qualifying short-term U.S. Treasury securities may be excluded from the calculation as permitted by applicable law. As a result of this structure, investors should understand the following:

•      Extremely high daily premium expenditure: The Fund may spend up to 10% of its NAV on each trading day to purchase options. The Fund incurs this cost whether or not the options ultimately make money.

•      NAV erosion from options expirations: If the options repeatedly expire worthless, the Fund will repeatedly lose the premiums it paid. These daily losses can compound and significantly reduce the Fund’s NAV over time.

•      Dependency on volatility and option prices: The cost and performance of the Fund’s options depend heavily on market volatility and option prices, which can change quickly and unpredictably.

•      Non-diversification amplifies index concentration risk: The Fund’s performance depends heavily on a single index or asset. An adverse move in that index or asset may therefore affect the Fund more significantly than a fund with exposure to many different investments.

•      Daily reset magnifies path dependency and volatility drag: Because the Fund establishes new options exposure each day, its longer-term return depends on the sequence of daily gains and losses. As a result, the Fund’s return over periods longer than one day may differ significantly from what an investor might expect based on the performance of the underlying index or asset.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide inverse exposure to the value of the SP500® Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their delta-adjusted notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

An investment in the Fund is not an investment in the SP500® Index, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive performance that exceeds the inverse of the losses in value experienced by the SP500® Index on days when the SP500® Index has decreased in value. Because the Fund spends up to 10% of its NAV each trading day on options premium, the Fund’s options strategy will produce positive performance on a given day only to the extent that the cash received from the settlement of that day’s options positions exceeds the cost of that day’s options premium (i.e., up to 10% of the Fund’s NAV).

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the SP500® Index increases in value, does not change in value, or if the returns based on the decrease in value of the SP500® Index do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	The Fund does not invest directly in the SP500® Index.

●	The Fund does not invest directly in companies that comprise the SP500® Index.

●	Fund shareholders are not entitled to any dividends paid by any companies that comprise the SP500® Index.

See “Additional Information about the Funds” for additional information regarding the SP500® Index.

The Fund’s Use of SP500® Index Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange traded put option contracts that are based on the value of the SP500® Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. Under normal market conditions, each day, the Fund will invest in options to seek exposure to the SP500® Index in excess of the Fund’s net assets.

If the value of the SP500® Index decreases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the SP500® Index on the expiration date of the applicable option contract and the stated strike price. Because of the Fund’s exposure to the SP500® Index, the Fund will receive returns equal to a multiple of the inverse of the losses in value of the SP500® Index in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the inverse exposure to the SP500® Index that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of inverse exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the SP500® Index and its volatility, and the time remaining until the expiration date of the option contracts. Where the SP500® Index price settles at expiration at or above the strike price, and the Fund does not sell the options before their expiration, the Fund’s put options will expire worthless and the Fund will lose that day’s option premium.

Fund’s Return Profile vs the SP500® Index

For the reasons stated above, the Fund’s performance will differ from that of the SP500® Index. The performance differences will depend on, among other things, the value of the SP500® Index, changes in the price of the SP500® Index’s options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDelta SP500® Put Options Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the SP500®)	Investment Terms	Expected Target Maturity
Purchased put option contracts

The Fund will purchase put options with a strike price that is close to then-current value of the SP500® Index at the time of purchase.

If at the expiration of the option, the value of the SP500® has decreased below the strike price, and the Fund exercises the option, this will generate positive returns for the Fund to the extent the amount of cash received exceeds the option premium.

If at the expiration of the option, the value of the SP500® has increased or remained at the strike price the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 90% of the Fund’s net assets.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Tidal Trust IV (the “Trust”), Tidal Investments LLC (“Tidal” or the “Adviser”), Kelly Strategic Management, LLC (the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the SP500® Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE SP500® INDEX.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Index Positive Performance Risk. Positive performance of the SP500® Index will negatively impact the Fund. The performance of SP500® Index is subject to many factors that may contribute to it having positive performance. The SP500® Index’s performance may be positively affected by its underlying companies’ overall ability to develop and launch new products, growth of sales and delivery capabilities, or increases in consumer demand and reduced competition from existing competitors. In addition, the SP500® Index may benefit from positive market sentiment, unexpected developments inside an industry, or the global economy. In addition, the SP500® Index may be positively impacted by merger and acquisition activities. The Fund’s daily returns may be affected by many factors but will depend on the performance of the SP500® Index.

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the SP500® Index (or on ETFs that track the SP500® Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the SP500® Index or an ETF that tracks the SP500® Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the SP500® Index, the Fund may also be subject to the following risks:

Indirect Investment Risk. The SP500® Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the SP500® Index but will be subject to declines in the performance of the SP500® Index.

Index Trading Risk. The trading price of the SP500® Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the inverse value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move in the opposite direction of the value of the underlying instrument. However, prior to such date, the value of the option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain inverse exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Because the Fund may spend up to 10% of its NAV on a trading day to purchase options, and because options that expire worthless provide no recovery of the premium paid, repeated net losses on the Fund’s options positions can compound over time and result in significant and, at times, rapid erosion of the Fund’s NAV, even though the Fund’s loss on its purchased options on any single day is limited to the premium paid, particularly during extended periods in which the Index does not move sufficiently in the direction favorable to the Fund’s strategy.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded options which are guaranteed for settlement by the Options Clearing Corporation (“OCC”). As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Leverage Risk. The options purchased by the Fund may provide investment exposure to the applicable reference asset in excess of the Fund’s net assets and therefore may have the economic effect of leverage. As a result, a relatively small movement in the value of the reference asset may cause a disproportionately large movement in the value of the Fund’s options and may increase the volatility of the Fund’s NAV. The Fund may lose the entire premium paid for a purchased option, but its loss on the option will not exceed that premium. Because the Fund establishes new options positions and pays new premiums on a recurring basis, however, losses on purchased options may compound over time and result in a significant or rapid decline in the Fund’s NAV.

NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Options Loss Compounding Risk. The Fund may pay up to 10% of its NAV in options premiums on each trading day and may lose the entire amount of those premiums if the options expire worthless or otherwise fail to generate proceeds sufficient to recover their cost. The Fund’s limit on losses from purchased options applies separately to each trading day, based on the Fund’s then-current NAV, and does not limit cumulative losses over multiple days. Thus, the Fund may incur a new loss of up to 10% of its NAV after having incurred options losses on prior trading days. Repeated premium losses will reduce the Fund’s NAV, and subsequent losses may compound against the Fund’s already-reduced NAV. Consequently, a series of options losses may cause significant and rapid NAV erosion, and the Fund may lose substantially more than its daily options-premium loss limit—and potentially all or substantially all of its value—over time. The 10% daily limit should not be understood as limiting the Fund’s losses over any period longer than one trading day. The Fund’s longer-term performance depends heavily on the sequence of daily results. Accordingly, repeated options losses may significantly reduce the Fund’s NAV even if its underlying index or reference asset experiences little or no net change, or moves in a direction favorable to the Fund’s strategy, over the same period. The Fund’s daily options-premium loss limit does not protect shareholders against these cumulative effects.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy will generally require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

NAV Decline Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it timely distributes to Shareholders, provided that it satisfies certain source-of-income, diversification and distribution requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to U.S. federal income tax imposed at corporate rates, and a shareholder may be required to include in its income the amount of any distribution received from the Fund. To comply with the asset diversification requirements applicable to a RIC, the Fund will attempt to ensure that the value of its investments, including options, in a single issuer is never more than 25% of the total value of Fund assets at the close of any quarter. If the value of the Fund’s investments in a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.dailydeltaetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Kelly Strategic Management, LLC (d/b/a Kelly Intelligence) serves as investment sub-adviser to the Fund

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Kevin R. Kelly, Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Gerry J. O’Donnell, Director of Capital Markets and Portfolio Manager of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Mathew Brandt, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in 2026.

Scott Snyder, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.dailydeltaetfs.com.

Tax Information

Fund distributions generally are classified as ordinary income, qualified dividend income, or capital gains (or a combination), and includable in a shareholder’s income for U.S. federal income tax purposes, unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY INFORMATION

DailyDelta R2000 Call Options Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek capital appreciation. The Fund’s secondary investment objective is to limit single-day risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	1.35%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”) will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$137	$428

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long exposure to the daily upside, or increase in value of the Russell 2000 Index (the “R2000 Index” or “Index”), which is an index that is designed to track the performance of the smallest 2,000 stocks in the Russell 3000 Index. The Fund also seeks to limit daily downside risk to 10% or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash-settled exchange traded index options that are designed to track the daily changes in the value of the R2000 Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead any payments are made in cash.The Fund does not seek to provide one-to-one, or any other fixed multiple of, the daily performance of the Index. The term ‘DailyDelta’ refers to the Fund’s daily establishment of short-dated options exposure and to “delta,” which measures an option’s sensitivity to changes in its underlying reference asset. It does not represent a specific or fixed-multiple performance target.

●	Purchasing Call Options.

To enhance the Fund’s potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled index call options on the performance of the R2000 Index. These call options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase call options with a strike price that is close to then-current value of the R2000 Index at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new call positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to ten percent of its NAV in option premiums to purchase short-term call options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds that of the R2000 Index) on days when the R2000 Index has positive performance. In contrast, on days when the R2000 Index is flat or declines, the Fund may lose up to the full amount of that day’s option premium (up to 10% of the Fund’s NAV each day).

Under unusual or stressed market conditions, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new call positions and establish new option loss limits when the Fund’s options contracts expire.

●	U.S. Treasuries.

The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 90%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund’s investments in U.S. Treasury securities is expected to be approximately 6 months.

Key  Risks of the Fund’s Daily Call Options Strategy

Although the Fund holds approximately 90% of its NAV in short-term U.S. Treasury securities, it obtains exposure, as applicable, to the Index through options. For purposes of the Fund’s 80% policy, the options are valued using their delta-adjusted notional amounts, rather than the premiums paid, and qualifying short-term U.S. Treasury securities may be excluded from the calculation as permitted by applicable law. As a result of this structure, investors should understand the following:

•      Extremely high daily premium expenditure: The Fund may spend up to 10% of its NAV on each trading day to purchase options. The Fund incurs this cost whether or not the options ultimately make money.

•      NAV erosion from options expirations: If the options repeatedly expire worthless, the Fund will repeatedly lose the premiums it paid. These daily losses can compound and significantly reduce the Fund’s NAV over time.

•      Dependency on volatility and option prices: The cost and performance of the Fund’s options depend heavily on market volatility and option prices, which can change quickly and unpredictably.

•      Non-diversification amplifies index concentration risk: The Fund’s performance depends heavily on a single index or asset. An adverse move in that index or asset may therefore affect the Fund more significantly than a fund with exposure to many different investments.

•      Daily reset magnifies path dependency and volatility drag: Because the Fund establishes new options exposure each day, its longer-term return depends on the sequence of daily gains and losses. As a result, the Fund’s return over periods longer than one day may differ significantly from what an investor might expect based on the performance of the underlying index or asset.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the R2000 Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their delta-adjusted notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

An investment in the Fund is not an investment in the R2000 Index, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive performance that exceeds the appreciation of the R2000 Index on days when the R2000 Index has increased in value. The Fund’s options strategy will produce positive performance only to the extent that the cash received from the settlement of the options positions exceeds that day’s options premium.

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the R2000 Index decreases in value, does not change in value, or if the returns based on the appreciation of the R2000 Index do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	The Fund does not invest directly in the R2000 Index.

●	The Fund does not invest directly in companies that comprise the R2000 Index.

●	Fund shareholders are not entitled to any dividends paid by any companies that comprise the R2000 Index.

See “Additional Information about the Funds” for additional information regarding the R2000 Index.

The Fund’s Use of R2000 Index Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange-traded call option contracts that are based on the value of the R2000 Index (or on passively managed ETFs that seek to track the R2000 Index’s performance). The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash.

Under normal market conditions, each day, the Fund will invest in options to seek exposure to the R2000 Index in excess of the Fund’s net assets. If the value of the R2000 Index increases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the R2000 Index on the expiration date of the applicable option contract and the stated strike price. Because of the Fund’s exposure to the R2000 Index, the Fund will receive returns equal to a multiple of the appreciation of the value of the R2000 Index in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the exposure to the R2000 Index that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the R2000 Index and its volatility, and the time remaining until the expiration date of the option contracts. Where the R2000 Index price settles at expiration at or below the strike price, and the Fund does not sell the options before their expiration, the Fund’s call options will expire worthless and the Fund will lose that day’s option premium.

Investors should not expect the Fund’s cumulative performance over time to track, in a simple or predictable manner a 1x long or inverse exposure to the R2000 Index. Because the Fund purchases new call options each trading day and incurs a new premium cost, its cumulative performance may differ significantly from a simple long investment in the R2000 Index. The Fund may lose value even on a day when the Index rises if the increase is not sufficient to offset the premium paid and Fund expenses. During periods when the Index declines, remains flat, or does not rise sufficiently, the Fund’s call options may repeatedly expire worthless or fail to recover the premiums paid, resulting in rapid and compounded erosion of the Fund’s NAV. This risk may be heightened by the volatility of small-capitalization securities and the resulting cost of options on the R2000 Index.

Fund’s Return Profile vs the R2000 Index

For the reasons stated above, the Fund’s performance will differ from that of the R2000 Index. The performance differences will depend on, among other things, the value of the R2000 Index, changes in the price of the R2000 Index’s options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries. Because the R2000 Index is composed of small-capitalization companies, which have historically exhibited greater price volatility than large-capitalization companies, the Fund’s options premiums may be higher, and the Fund’s daily premium losses and resulting NAV erosion may be more frequent and/or more significant, than would be the case for a similar options strategy referencing a large-capitalization index.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDelta R2000 Call Options Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the R2000 Index)	Investment Terms	Expected Target Maturity
Purchased call option contracts

The Fund will purchase call options with a strike price that is close to then-current value of the R2000 Index at the time of purchase.

If, at the expiration of the option, the value of the R2000 Index is above the strike price, the option will have value. The Fund will realize positive returns on the option to the extent that such value exceeds the option premium paid by the Fund.

If, at the expiration of the option, the value of the R2000 Index has decreased or remained at the strike price, the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 90% of the Fund’s net assets.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Tidal Trust IV (the “Trust”), Tidal Investments LLC (“Tidal” or the “Adviser”), Kelly Strategic Management, LLC (the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the R2000 Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE R2000 INDEX.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the R2000 Index (or on ETFs that track the R2000 Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the R2000 Index or an ETF that tracks the R2000 Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the R2000 Index, the Fund may also be subject to the following risks:

Indirect Investment Risk. The R2000 Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the R2000 Index but will be subject to declines in the performance of the R2000 Index.

Index Trading Risk. The trading price of the R2000 Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option if any, will not exceed the premium paid to purchase the option.

The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of the option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Because the Fund may spend up to 10% of its NAV on a trading day to purchase options, and because options that expire worthless provide no recovery of the premium paid, repeated net losses on the Fund’s options positions can compound over time and result in significant and, at times, rapid erosion of the Fund’s NAV, even though the Fund’s loss on its purchased options on any single day is limited to the premium paid, particularly during extended periods in which the Index does not move sufficiently in the direction favorable to the Fund’s strategy.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded options which are guaranteed for settlement by the Options Clearing Corporation (“OCC”). As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Leverage Risk. The options purchased by the Fund may provide investment exposure to the applicable reference asset in excess of the Fund’s net assets and therefore may have the economic effect of leverage. As a result, a relatively small movement in the value of the reference asset may cause a disproportionately large movement in the value of the Fund’s options and may increase the volatility of the Fund’s NAV. The Fund may lose the entire premium paid for a purchased option, but its loss on the option will not exceed that premium. Because the Fund establishes new options positions and pays new premiums on a recurring basis, however, losses on purchased options may compound over time and result in a significant or rapid decline in the Fund’s NAV.

NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Options Loss Compounding Risk. The Fund may pay up to 10% of its NAV in options premiums on each trading day and may lose the entire amount of those premiums if the options expire worthless or otherwise fail to generate proceeds sufficient to recover their cost. The Fund’s limit on losses from purchased options applies separately to each trading day, based on the Fund’s then-current NAV, and does not limit cumulative losses over multiple days. Thus, the Fund may incur a new loss of up to 10% of its NAV after having incurred options losses on prior trading days. Repeated premium losses will reduce the Fund’s NAV, and subsequent losses may compound against the Fund’s already-reduced NAV. Consequently, a series of options losses may cause significant and rapid NAV erosion, and the Fund may lose substantially more than its daily options-premium loss limit—and potentially all or substantially all of its value—over time. The 10% daily limit should not be understood as limiting the Fund’s losses over any period longer than one trading day. The Fund’s longer-term performance depends heavily on the sequence of daily results. Accordingly, repeated options losses may significantly reduce the Fund’s NAV even if its underlying index or reference asset experiences little or no net change, or moves in a direction favorable to the Fund’s strategy, over the same period. The Fund’s daily options-premium loss limit does not protect shareholders against these cumulative effects.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy will generally require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

NAV Decline Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it timely distributes to Shareholders, provided that it satisfies certain source-of-income, diversification and distribution requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to U.S. federal income tax imposed at corporate rates, and a shareholder may be required to include in its income the amount of any distribution received from the Fund. To comply with the asset diversification requirements applicable to a RIC, the Fund will attempt to ensure that the value of its investments, including options, in a single issuer is never more than 25% of the total value of Fund assets at the close of any quarter. If the value of the Fund’s investments in a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.dailydeltaetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Kelly Strategic Management, LLC (d/b/a Kelly Intelligence) serves as investment sub-adviser to the Fund

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Kevin R. Kelly, Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Gerry J. O’Donnell, Director of Capital Markets and Portfolio Manager of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Mathew Brandt, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in 2026.

Scott Snyder, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.dailydeltaetfs.com.

Tax Information

Fund distributions generally are classified as ordinary income, qualified dividend income, or capital gains (or a combination), and includable in a shareholder’s income for U.S. federal income tax purposes, unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY INFORMATION

DailyDelta R2000 Put Options Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek capital appreciation. The Fund’s secondary investment objective is to limit single-day risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	1.35%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”) will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$137	$428

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks inverse exposure to the daily downside, or decrease in value of the Russell 2000 Index (the “R2000 Index” or “Index”), which is an index that is designed to track the performance of the smallest 2,000 stocks in the Russell 3000 Index. The Fund also seeks to limit daily downside risk to 10% or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash-settled exchange traded index options that are designed to track the inverse of the daily changes in the value of the R2000 Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. The Fund does not seek to provide one-to-one, or any other fixed multiple of, the daily performance of the Index. The term ‘DailyDelta’ refers to the Fund’s daily establishment of short-dated options exposure and to “delta,” which measures an option’s sensitivity to changes in its underlying reference asset. It does not represent a specific or fixed-multiple performance target.

●	Purchasing Put Options.

To enhance the Fund’s potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled, index put options on the performance of the R2000 Index. These put options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase put options with a strike price that is close to then-current value of the R2000 Index at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new put positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to ten percent of its NAV in option premiums to purchase short-term put options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds the inverse of the losses in value experienced by the R2000 Index) on days when the R2000 Index loses value. In contrast, on days when the R2000 Index is flat or is positive, the Fund may lose up to the full amount of that day’s option premium (up to 10% of the Fund’s NAV each day).

Under unusual or stressed market conditions, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new put positions and establish new option loss limits when the Fund’s options contracts expire.

The Fund is not designed to provide, and should not be expected to provide, inverse performance of the Index’s cumulative return over periods longer than a single day. Because the Fund resets its put options position daily and spends option premium of up to 10% of its NAV each day, the Fund may lose value over an extended period even where the Index declines in value over that same period, particularly during periods of significant volatility or frequent single-day increases in the Index, each of which can cause the Fund’s daily put options to expire worthless and erode the Fund’s NAV through daily premium losses. The Fund should not be used as a long-term, buy-and-hold substitute for a simple inverse position in the Index.

●	U.S. Treasuries.

The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 90%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund’s investments in U.S. Treasury securities is expected to be approximately 6 months.

Key Risks of the Fund’s Daily Put Options Strategy

Although the Fund holds approximately 90% of its NAV in short-term U.S. Treasury securities, it obtains exposure, as applicable, to the Index through options. For purposes of the Fund’s 80% policy, the options are valued using their delta-adjusted notional amounts, rather than the premiums paid, and qualifying short-term U.S. Treasury securities may be excluded from the calculation as permitted by applicable law. As a result of this structure, investors should understand the following:

•      Extremely high daily premium expenditure: The Fund may spend up to 10% of its NAV on each trading day to purchase options. The Fund incurs this cost whether or not the options ultimately make money.

•      NAV erosion from options expirations: If the options repeatedly expire worthless, the Fund will repeatedly lose the premiums it paid. These daily losses can compound and significantly reduce the Fund’s NAV over time.

•      Dependency on volatility and option prices: The cost and performance of the Fund’s options depend heavily on market volatility and option prices, which can change quickly and unpredictably.

•      Non-diversification amplifies index concentration risk: The Fund’s performance depends heavily on a single index or asset. An adverse move in that index or asset may therefore affect the Fund more significantly than a fund with exposure to many different investments.

•      Daily reset magnifies path dependency and volatility drag: Because the Fund establishes new options exposure each day, its longer-term return depends on the sequence of daily gains and losses. As a result, the Fund’s return over periods longer than one day may differ significantly from what an investor might expect based on the performance of the underlying index or asset.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide inverse exposure to the value of the R2000 Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their delta-adjusted notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

An investment in the Fund is not an investment in the R2000 Index, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive returns that exceed the inverse of the losses in value experienced by the R2000 Index if the R2000 Index decreases in value. The Fund’s options strategy will produce positive performance only to the extent that the cash received from the settlement of the options positions exceeds that day’s options premium.

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the R2000 Index increases in value, does not change in value, or if the returns based on the decrease in value of the R2000 Index do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	The Fund does not invest directly in the R2000 Index.

●	The Fund does not invest directly in companies that comprise the R2000 Index.

●	Fund shareholders are not entitled to any dividends paid by any companies that comprise the R2000 Index.

See “Additional Information about the Funds” for additional information regarding the R2000 Index.

The Fund’s Use of R2000 Index Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange-traded put option contracts that are based on the value of the R2000 Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. Under normal market conditions, each day, the Fund will invest in options to seek exposure to the R2000 Index in excess of the Fund’s net assets. Because the R2000 Index is composed of small-capitalization companies, which have historically exhibited greater price volatility than large-capitalization companies, investors should expect the Fund’s cumulative performance to diverge significantly from that of a simple inverse small-cap benchmark. Sharp or frequent increases in the R2000 Index may cause the Fund’s put options to expire worthless or fail to recover their premiums, resulting in rapid and compounded NAV erosion. This risk may be more pronounced than for a similar options strategy referencing a large-capitalization index.

If the value of the R2000 Index decreases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the R2000 Index on the expiration date of the applicable option contract and the stated strike price. Because of the Fund’s exposure to the R2000 Index, the Fund will receive returns equal to a multiple of the inverse of the losses in value of the R2000 Index in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the inverse exposure to the R2000 Index that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of inverse exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the R2000 Index and its volatility, and the time remaining until the expiration date of the option contracts. Where the R2000 Index price settles at expiration at or above the strike price, and the Fund does not sell the options before their expiration, the Fund’s put options will expire worthless and the Fund will lose that day’s option premium.

Fund’s Return Profile vs the R2000 Index

For the reasons stated above, the Fund’s performance will differ from that of the R2000 Index. The performance differences will depend on, among other things, the value of the R2000 Index, changes in the price of the R2000 Index’s options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDelta R2000 Put Options Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the R2000 Index)	Investment Terms	Expected Target Maturity
Purchased put option contracts

The Fund will purchase put options with a strike price that is close to then-current value of the R2000 Index at the time of purchase.

If at the expiration of the option, the value of the R2000 Index has decreased below the strike price, and the Fund exercises the option, this will generate positive returns for the Fund to the extent the amount of cash received exceeds the option premium.

If at the expiration of the option, the value of the R2000 Index has increased or remained at the strike price the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 90% of the Fund’s net assets.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Tidal Trust IV (the “Trust”), Tidal Investments LLC (“Tidal” or the “Adviser”), Kelly Strategic Management, LLC (the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the R2000 Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE R2000 INDEX.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Index Positive Performance Risk. Positive performance of the R2000 Index will negatively impact the Fund. The performance of R2000 Index is subject to many factors that may contribute to it having positive performance. The R2000 Index’s performance may be positively affected by its underlying companies’ overall ability to develop and launch new products, growth of sales and delivery capabilities, or increases in consumer demand and reduced competition from existing competitors. In addition, the R2000 Index may benefit from positive market sentiment, unexpected developments inside an industry, or the global economy. In addition, the R2000 Index may be positively impacted by merger and acquisition activities. The Fund’s daily returns may be affected by many factors but will depend on the performance of the R2000 Index.

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the R2000 Index (or on ETFs that track the R2000 Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the R2000 Index or an ETF that tracks the R2000 Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the R2000 Index, the Fund may also be subject to the following risks:

Indirect Investment Risk. The R2000 Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the R2000 Index but will be subject to declines in the performance of the R2000 Index.

Index Trading Risk. The trading price of the R2000 Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the inverse value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move in the opposite direction of the value of the underlying instrument. However, prior to such date, the value of the option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain inverse exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Because the Fund may spend up to 10% of its NAV on a trading day to purchase options, and because options that expire worthless provide no recovery of the premium paid, repeated net losses on the Fund’s options positions can compound over time and result in significant and, at times, rapid erosion of the Fund’s NAV, even though the Fund’s loss on its purchased options on any single day is limited to the premium paid, particularly during extended periods in which the Index does not move sufficiently in the direction favorable to the Fund’s strategy.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded options which are guaranteed for settlement by the Options Clearing Corporation (“OCC”). As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Leverage Risk. The options purchased by the Fund may provide investment exposure to the applicable reference asset in excess of the Fund’s net assets and therefore may have the economic effect of leverage. As a result, a relatively small movement in the value of the reference asset may cause a disproportionately large movement in the value of the Fund’s options and may increase the volatility of the Fund’s NAV. The Fund may lose the entire premium paid for a purchased option, but its loss on the option will not exceed that premium. Because the Fund establishes new options positions and pays new premiums on a recurring basis, however, losses on purchased options may compound over time and result in a significant or rapid decline in the Fund’s NAV.

NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Options Loss Compounding Risk. The Fund may pay up to 10% of its NAV in options premiums on each trading day and may lose the entire amount of those premiums if the options expire worthless or otherwise fail to generate proceeds sufficient to recover their cost. The Fund’s limit on losses from purchased options applies separately to each trading day, based on the Fund’s then-current NAV, and does not limit cumulative losses over multiple days. Thus, the Fund may incur a new loss of up to 10% of its NAV after having incurred options losses on prior trading days. Repeated premium losses will reduce the Fund’s NAV, and subsequent losses may compound against the Fund’s already-reduced NAV. Consequently, a series of options losses may cause significant and rapid NAV erosion, and the Fund may lose substantially more than its daily options-premium loss limit—and potentially all or substantially all of its value—over time. The 10% daily limit should not be understood as limiting the Fund’s losses over any period longer than one trading day. The Fund’s longer-term performance depends heavily on the sequence of daily results. Accordingly, repeated options losses may significantly reduce the Fund’s NAV even if its underlying index or reference asset experiences little or no net change, or moves in a direction favorable to the Fund’s strategy, over the same period. The Fund’s daily options-premium loss limit does not protect shareholders against these cumulative effects.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy will generally require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

NAV Decline Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it timely distributes to Shareholders, provided that it satisfies certain source-of-income, diversification and distribution requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to U.S. federal income tax imposed at corporate rates, and a shareholder may be required to include in its income the amount of any distribution received from the Fund. To comply with the asset diversification requirements applicable to a RIC, the Fund will attempt to ensure that the value of its investments, including options, in a single issuer is never more than 25% of the total value of Fund assets at the close of any quarter. If the value of the Fund’s investments in a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S.

Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.dailydeltaetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Kelly Strategic Management, LLC (d/b/a Kelly Intelligence) serves as investment sub-adviser to the Fund

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Kevin R. Kelly, Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Gerry J. O’Donnell, Director of Capital Markets and Portfolio Manager of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Mathew Brandt, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in 2026.

Scott Snyder, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.dailydeltaetfs.com.

Tax Information

Fund distributions generally are classified as ordinary income, qualified dividend income, or capital gains (or a combination), and includable in a shareholder’s income for U.S. federal income tax purposes, unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY INFORMATION

DailyDelta Bitcoin Call Options Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek capital appreciation. The Fund’s secondary investment objective is to limit single-day risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	1.35%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”) will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$137	$428

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long exposure to the daily upside, or increase in value, of Bitcoin, which is a “cryptocurrency,” through indirect exposure to the share price (i.e., the price returns) of one or more select U.S.-listed exchange-traded products (“ETP”) that seek exposure to Bitcoin (or an index of such ETPs) (each an “Underlying ETP” and collectively, including when exposure is through an index of such ETPs, the “Underlying ETPs”). Although Bitcoin may be referred to as a “cryptocurrency” it is not yet widely accepted as a means of payment. The Fund also seeks to limit daily downside risk to 15%  or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash-settled exchange traded index options that are designed to track the daily changes in the share price of the Underlying ETPs. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. The Fund does not seek to provide one-to-one, or any other fixed multiple of, the daily performance of the Underlying ETPs. The term ‘DailyDelta’ refers to the Fund’s daily establishment of short-dated options exposure and to “delta,” which measures an option’s sensitivity to changes in its underlying reference asset. It does not represent a specific or fixed-multiple performance target.

An Underlying ETP may include both:

●	an ETP that invests directly in Bitcoin as its primary underlying asset, and

●	an ETP that invests indirectly in Bitcoin via derivatives contracts based on Bitcoin’s prices.

The Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

●	Purchasing Call Options.

To enhance the Fund’s potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled index call options on the performance of the Underlying ETPs. These call options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase call options with a strike price that is close to then-current value of the Underlying ETPs at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new call positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to fifteen percent of its NAV in option premiums to purchase short-term call options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds that of the Underlying ETPs) on days when the Underlying ETPs have positive performance. In contrast, on days when the Underlying ETPs are flat or decline, the Fund may lose up to the full amount of that day’s option premium (up to 15%  of the Fund’s NAV each day).

Under unusual or stressed market conditions, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new call positions and establish new option loss limits when the Fund’s options contracts expire.

Because Bitcoin and the Underlying ETPs have historically been substantially more volatile than broad equity indices, options on the Underlying ETPs may be costly and may experience rapid changes in value. Because the Fund may spend up to 15% of its NAV on option premiums each trading day, the Fund may experience significant and rapid NAV erosion if Bitcoin or the Underlying ETPs decline, remain flat, or do not increase sufficiently to offset the premiums paid. If the Fund’s call options repeatedly expire worthless or fail to recover their premiums, the resulting daily losses may compound and may cause the Fund to lose a substantial portion of its NAV over a short period.

●	U.S. Treasuries.

The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 85%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund’s investments in U.S. Treasury securities is expected to be approximately 6 months.

Key Risks of the Fund’s Daily Call Options Strategy

Although the Fund holds approximately 85% of its NAV in short-term U.S. Treasury securities, it obtains exposure, as applicable, to the Underlying ETPs through options. For purposes of the Fund’s 80% policy, the options are valued using their delta-adjusted notional amounts, rather than the premiums paid, and qualifying short-term U.S. Treasury securities may be excluded from the calculation as permitted by applicable law. As a result of this structure, investors should understand the following:

•      Extremely high daily premium expenditure: The Fund may spend up to 15% of its NAV on each trading day to purchase options. The Fund incurs this cost whether or not the options ultimately make money.

•      NAV erosion from options expirations: If the options repeatedly expire worthless, the Fund will repeatedly lose the premiums it paid. These daily losses can compound and significantly reduce the Fund’s NAV over time.

•      Dependency on volatility and option prices: The cost and performance of the Fund’s options depend heavily on market volatility and option prices, which can change quickly and unpredictably.

•      Non-diversification amplifies index concentration risk: The Fund’s performance depends heavily on a single index or asset. An adverse move in that index or asset may therefore affect the Fund more significantly than a fund with exposure to many different investments.

•      Daily reset magnifies path dependency and volatility drag: Because the Fund establishes new options exposure each day, its longer-term return depends on the sequence of daily gains and losses. As a result, the Fund’s return over periods longer than one day may differ significantly from what an investor might expect based on the performance of the underlying index or asset.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETPs. For purposes of compliance with this investment policy, derivative contracts will be valued at their delta-adjusted notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

An investment in the Fund is not an investment in any Underlying ETP, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive performance that exceeds the appreciation of the Underlying ETPs on days when the Underlying ETPs has increased in value. Because the Fund spends up to 15% of its NAV each trading day on options premium, the Fund’s options strategy will produce positive performance on a given day only to the extent that the cash received from settlement of that day’s options positions exceeds the cost of that day’s options premium (i.e., up to 15% of the Fund’s NAV).

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the Underlying ETPs decrease in value, does not change in value, or if the returns based on the appreciation of the Underlying ETPs do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	An investment in the Fund involves multiple, layered exposures, each with distinct risks: (i) the risks of Bitcoin itself, including extreme price volatility, regulatory uncertainty, and technology and custody risks; (ii) the risks of the Underlying ETPs that hold or seek exposure to Bitcoin, including tracking differences, expenses, liquidity constraints, operational risks, and the risk that their shares may trade at a premium or discount to NAV; and (iii) the risks of the exchange-traded options on the Underlying ETPs in which the Fund invests, including volatility, time decay, liquidity risk, unfavorable pricing, and the possible loss of the premiums paid, as described below under ‘Options Contracts’ and ‘NAV Erosion Risk Due to Options Expirations.’ Bitcoin-related risks may adversely affect the value of the Underlying ETPs, and changes in the value, volatility, liquidity, or options pricing of the Underlying ETPs may, in turn, adversely affect the value of the Fund’s options and its NAV, even though the Fund does not invest directly in Bitcoin, in the Underlying ETPs’ portfolio holdings, or in options on Bitcoin itself. Investors should understand that an investment in the Fund is not a direct investment in Bitcoin or an Underlying ETP and that the Fund’s performance may differ substantially from the performance of either Bitcoin or the Underlying ETPs.

●	The Fund does not invest directly in any Underlying ETPs.

See “Additional Information about the Funds” for additional information regarding Bitcoin.

The Fund’s Use of Underlying ETP Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange-traded call option contracts that are based on the value of the share price of the Underlying ETPs (or on passively managed ETFs that seek to track the Underlying ETPs’ performance). The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. Under normal market conditions, each day, the Fund will invest in options to seek exposure to the Underlying ETPs in excess of the Fund’s net assets. If the value of the share price of the Underlying ETPs increases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the Underlying ETPs on the expiration date of the applicable option contract and the stated strike price. Because of the Fund’s exposure to the Underlying ETPs, the Fund will receive returns equal to a multiple of the appreciation of the value of the Underlying ETPs in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the exposure to the Underlying ETPs that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the Underlying ETPs and their volatility, and the time remaining until the expiration date of the option contracts. Where the Underlying ETPs price settles at expiration at or below the strike price, and the Fund does not sell the options before their expiration, the Fund’s call options will expire worthless and the Fund will lose that day’s option premium.

Investors should not expect the Fund’s cumulative performance over time to track, in a simple or predictable manner a 1x long or inverse exposure to one or more Underlying ETPs. Because the Fund purchases new call options each trading day and incurs a new premium cost, its cumulative performance may differ significantly from a simple long investment in one or more Underlying ETPs. The Fund may lose value even on a day when an Underlying ETP rises if the increase is not sufficient to offset the premium paid and Fund expenses. During periods when an Underlying ETP declines, remains flat, or does not rise sufficiently, the Fund’s call options may repeatedly expire worthless or fail to recover the premiums paid, resulting in rapid and compounded erosion of the Fund’s NAV.

Fund’s Return Profile vs the Underlying ETPs

For the reasons stated above, the Fund’s performance will differ from that of the Underlying ETPs. The performance differences will depend on, among other things, the value of the share price of the Underlying ETPs, changes in the price of the Underlying ETPs’ options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries. An investor may lose all of their money if they invest in this Fund.

Information About Bitcoin

As noted above, the Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund. However, the Underlying ETPs may invest directly or indirectly (e.g., via futures) in Bitcoin. The following provides an overview of Bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning Bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making Bitcoin a unique investment commodity within the digital currency landscape. Although Bitcoin is called a crypto currency or digital currency, it is not presently accepted widely as payment.

Bitcoin Blockchain Description:

The Bitcoin blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all Bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the Bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital asset that operates on the Bitcoin blockchain, a decentralized and cryptographic ledger system. The Bitcoin blockchain underpins the entire Bitcoin network, providing a secure and transparent mechanism for recording Bitcoin transactions. Each Bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin blockchain, ensuring the integrity and traceability of the digital asset. Thus, while Bitcoin serves as a medium of exchange or store of value, the Bitcoin blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of Bitcoin. This symbiotic relationship ensures that Bitcoin operates in a trustless and decentralized manner, with the Bitcoin blockchain maintaining the currency’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases:

Bitcoin and the Bitcoin blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances. Bitcoin and the Bitcoin Blockchain were designed to be used as an alternative general purpose payment system and while bitcoin may be an attractive option for cross border transfers and remittances, it is presently not widely used as a means of payment.
2.	Store of Value: Due to its limited supply and decentralized nature, Bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.
3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.
4.	Asset Tokenization: The Bitcoin blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency. At this time this functionality is limited. Unlike the scripting language of blockchain platforms like Ethereum, the scripting language of the Bitcoin Blockchain is not Turing complete, and thus more limited in terms of the types of smart contracts it can support.
5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft. At this time, this functionality is limited.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDelta Bitcoin Call Options Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying ETPs)	Investment Terms	Expected Target Maturity
Purchased call option contracts

The Fund will purchase call options with a strike price that is close to then-current value of the Underlying ETPs at the time of purchase.

If at the expiration of the option, the value of the share price of the Underlying ETPs have appreciated in excess of the strike price, and the Fund exercises the option, this will generate positive returns for the Fund to the extent the amount of cash received exceeds the option premium.

If, at the expiration of the option, the value of the share price of the Underlying ETPs is above the strike price, the option will have value. The Fund will realize positive returns on the option to the extent that such value exceeds the option premium paid by the Fund.

If, at the expiration of the option, the value of the share price of the Underlying ETPs have decreased or remained at the strike price, the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 85% of the Fund’s net assets.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Tidal Trust IV (the “Trust”), Tidal Investments LLC (“Tidal” or the “Adviser”), Kelly Strategic Management, LLC (the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the Underlying ETPs.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE UNDERLYING ETPS.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Underlying ETP Risks. The Fund’s investment strategy, involving indirect exposure to Underlying ETPs that seek exposure to Bitcoin, is subject to the risks associated with Bitcoin and other digital assets. These risks include market volatility, regulatory changes, technological uncertainties, and potential financial losses. As with all investments, there is no assurance of profit, and investors should be cognizant of these specific risks associated with digital asset markets.

●	Underlying Bitcoin ETP Risks: Underlying ETPs that focus on Bitcoin, either through direct holdings or indirectly via derivatives like futures contracts, carry significant risks. These risks include high market volatility, which can be influenced by technological advancements, regulatory changes, and broader economic factors. When trading derivatives, liquidity risks and counterparty risks are substantial. Managing futures contracts can be complex and may affect the performance of an Underlying ETP. Additionally, each Underlying ETP, and consequently the Fund, is dependent on blockchain technology, which brings technological and cybersecurity risks, along with custodial challenges for securely storing digital assets. The constantly evolving regulatory and legal landscape presents continuous compliance and valuation difficulties. Risks related to market concentration and network issues in the digital asset sector further add complexity. Moreover, operational intricacies in managing digital assets and potential market volatility can lead to losses for each Underlying ETP.

●	Bitcoin Investment Risk: The Fund’s indirect investment in Bitcoin exposes it to the unique risks of this emerging innovation. Bitcoin’s price is highly volatile, and its market is influenced by the changing Bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, Bitcoin faces potential government restrictions. For instance, some countries may limit or ban Bitcoin transactions, negatively impacting its market value.

The risks associated with Bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large Bitcoin holders, known as “whales,” can significantly influence Bitcoin’s price. The largely unregulated nature of Bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect Bitcoin’s price. For example, if a group of miners gains control over a majority of the Bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen Bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to Bitcoin’s software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact Bitcoin’s demand and the Fund’s performance. The extreme volatility of Bitcoin’s market price can result in shareholder losses. Furthermore, the operation of Bitcoin exchanges may be disrupted or cease altogether due to various issues, further affecting Bitcoin’s price and the Fund’s investments.

The value of Bitcoin has historically been subject to significant speculation, making trading and investing in Bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin’s price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of Bitcoin-linked derivatives held by the Underlying ETPs.

The security of the Bitcoin blockchain may be compromised if a single miner or group controls more than 50% of the network’s hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the Bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin blockchain as a payment system.

Common impediments to adopting the Bitcoin blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of Bitcoin’s price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

Bitcoin, and the Underlying ETPs that provide exposure to it, have historically exhibited substantially higher price volatility than broad-based equity indices. Because the Fund’s options have very short (often one-day) expirations, their prices can be extremely sensitive to sudden changes in the implied volatility of the Underlying ETPs, which can change rapidly and unpredictably. As a result, the Fund may experience sharp premium decay, wide bid-ask spreads, and periods of reduced liquidity in the options it seeks to purchase or sell. Because the Fund may spend option premium of up to 15% of its NAV on each trading day, sideways or range-bound Bitcoin markets — in which the Fund’s options repeatedly expire worthless — can result in significant and rapid cumulative NAV erosion, potentially at a materially faster pace than for the Fund’s equity-index-based counterparts. In addition, even relatively small day-to-day moves in the price of Bitcoin or the Underlying ETPs can produce disproportionately large losses to the Fund due to ‘volatility crush’ (a sudden decline in implied volatility that reduces option values) or other unfavorable options pricing dynamics unrelated to the direction of the underlying move.

●	Digital Assets Risk: Digital assets like Bitcoin, designed as mediums of exchange, are still an emerging asset class. They operate independently of any central authority or government backing and are subject to regulatory changes and extreme price volatility. The trading platforms for digital assets are relatively new, largely unregulated, and thus more vulnerable to fraud and failures compared to traditional, regulated exchanges. Shutdowns of these platforms due to fraud, technical glitches, or security issues can significantly affect digital asset prices and market volatility.

●	Digital Asset Markets Risk: The digital asset market, particularly Bitcoin, has experienced considerable volatility, leading to market disruptions and erosion of confidence among market participants. This instability and the resultant negative publicity could adversely affect the Fund’s reputation and trading prices. Ongoing market turbulence could significantly impact the value of the Fund’s share.

●	Blockchain Technology Risk: Blockchain technology, which underpins Bitcoin and other digital assets, is relatively new, and many of its applications are untested. The adoption of blockchain and the development of competing platforms or technologies could affect its usage. Investments in companies or vehicles that utilize blockchain technology are subject to market volatility and may experience lower trading volumes compared to more established industries. Additionally, regulatory changes, internet disruptions, cybersecurity incidents, and intellectual property disputes could further affect the adoption and functionality of blockchain technology.

●	Potentially No 1940 Act Protections. It is expected that one or more Underlying ETPs will not be registered as an investment company subject to the 1940 Act. Accordingly, investors in such an Underlying ETP would not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing an Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing an Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in an Underlying ETP’s character without the consent of shareholders. Although the Fund invests in one or more Underlying ETPs only indirectly, the Fund’s investments are expected to be subject to loss as a result of these risks.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of the option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Because the Fund may spend up to 15% of its NAV on a trading day to purchase options, and because options that expire worthless provide no recovery of the premium paid, repeated net losses on the Fund’s options positions can compound over time and result in significant and, at times, rapid erosion of the Fund’s NAV, even though the Fund’s loss on its purchased options on any single day is limited to the premium paid, particularly during extended periods in which the Index does not move sufficiently in the direction favorable to the Fund’s strategy.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded options which are guaranteed for settlement by the Options Clearing Corporation (“OCC”). As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Leverage Risk. The options purchased by the Fund may provide investment exposure to the applicable reference asset in excess of the Fund’s net assets and therefore may have the economic effect of leverage. As a result, a relatively small movement in the value of the reference asset may cause a disproportionately large movement in the value of the Fund’s options and may increase the volatility of the Fund’s NAV. The Fund may lose the entire premium paid for a purchased option, but its loss on the option will not exceed that premium. Because the Fund establishes new options positions and pays new premiums on a recurring basis, however, losses on purchased options may compound over time and result in a significant or rapid decline in the Fund’s NAV.

NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Options Loss Compounding Risk. The Fund may pay up to 15% of its NAV in options premiums on each trading day and may lose the entire amount of those premiums if the options expire worthless or otherwise fail to generate proceeds sufficient to recover their cost. The Fund’s limit on losses from purchased options applies separately to each trading day, based on the Fund’s then-current NAV, and does not limit cumulative losses over multiple days. Thus, the Fund may incur a new loss of up to 10%/15% of its NAV after having incurred options losses on prior trading days. Repeated premium losses will reduce the Fund’s NAV, and subsequent losses may compound against the Fund’s already-reduced NAV. Consequently, a series of options losses may cause significant and rapid NAV erosion, and the Fund may lose substantially more than its daily options-premium loss limit—and potentially all or substantially all of its value—over time. The 15% daily limit should not be understood as limiting the Fund’s losses over any period longer than one trading day. The Fund’s longer-term performance depends heavily on the sequence of daily results. Accordingly, repeated options losses may significantly reduce the Fund’s NAV even if its underlying index or reference asset experiences little or no net change, or moves in a direction favorable to the Fund’s strategy, over the same period. The Fund’s daily options-premium loss limit does not protect shareholders against these cumulative effects.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy will generally require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

NAV Decline Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of an options strategy (i.e., using call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.dailydeltaetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Kelly Strategic Management, LLC (d/b/a Kelly Intelligence) (the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund  .

Kevin R. Kelly, Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Gerry J. O’Donnell, Director of Capital Markets and Portfolio Manager of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Mathew Brandt, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in 2026.

Scott Snyder, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.dailydeltaetfs.com.

Tax Information

Fund distributions generally are classified as ordinary income, qualified dividend income, or capital gains (or a combination), and includable in a shareholder’s income for U.S. federal income tax purposes, unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY INFORMATION

DailyDelta Bitcoin Put Options Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek capital appreciation. The Fund’s secondary investment objective is to limit single-day risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	1.35%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”) will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$137	$428

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks inverse exposure to the daily downside, or decrease in value of Bitcoin, which is a “cryptocurrency,” through indirect exposure to the share price (i.e., the price returns) of one or more select U.S.-listed exchange-traded products (“ETP”) that seek exposure to Bitcoin (or an index of such ETPs ) (each an “Underlying ETP” and collectively, including when exposure is through an index of such ETPs, the “Underlying ETPs”). Although Bitcoin may be referred to as a “cryptocurrency” it is not yet widely accepted as a means of payment. The Fund also seeks to limit daily downside risk to 15% or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash-settled exchange traded index options that are designed to track the inverse of the daily changes in the share price of the Underlying ETPs. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. The Fund does not seek to provide one-to-one, or any other fixed multiple of, the daily performance of the Underlying ETPs. The term ‘DailyDelta’ refers to the Fund’s daily establishment of short-dated options exposure and to “delta,” which measures an option’s sensitivity to changes in its underlying reference asset. It does not represent a specific or fixed-multiple performance target.

An Underlying ETP may include both:

●	an ETP that invests directly in Bitcoin as its primary underlying asset, and

●	an ETP that invests indirectly in Bitcoin via derivatives contracts based on Bitcoin’s prices.

The Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

●	Purchasing Put Options.

To enhance the Fund’s potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled, index put options on the performance of the Underlying ETPs. These put options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase put options with a strike price that is close to then-current value of the Underlying ETPs at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new put positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to fifteen percent of its NAV in option premiums to purchase short-term put options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds the inverse of the losses in value experienced by the Underlying ETPs) on days when the Underlying ETPs lose value. In contrast, on days when the Underlying ETPs are flat or are positive, the Fund may lose up to the full amount of that day’s option premium (up to 15% of the Fund’s NAV each day).

Because the Fund may spend up to 15% of its NAV on option premiums each trading day, the Fund may lose value rapidly when Bitcoin or the Underlying ETPs rise, remain flat, or do not decline sufficiently for the Fund’s put-option proceeds to recover the premiums paid. If the Fund’s put options repeatedly expire worthless or generate proceeds insufficient to recover their premiums, the resulting daily losses may compound based on the Fund’s then-current NAV and cause significant NAV erosion over multiple trading days, including during volatile or sideways markets.

Under unusual or stressed market conditions, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new put positions and establish new option loss limits when the Fund’s options contracts expire.

The Fund is not designed to provide, and should not be expected to provide, inverse performance of the Underlying ETP’s cumulative return over periods longer than a single day. Because the Fund resets its put options position daily and spends option premium of up to 15% of its NAV each day, the Fund may lose value over an extended period even where the Underlying ETP declines in value over that same period, particularly during periods of significant volatility or frequent single-day increases in the Underlying ETP, each of which can cause the Fund’s daily put options to expire worthless and erode the Fund’s NAV through daily premium losses. The Fund should not be used as a long-term, buy-and-hold substitute for a simple inverse position in the Underlying ETP.

Given Bitcoin’s historically extreme volatility and the Fund’s daily reset of its put options position, the Fund’s cumulative long-term returns can be expected to diverge dramatically - in amount and potentially in direction - from the simple inverse of Bitcoin’s or the Underlying ETPs’ cumulative performance over the same period. The Fund is not intended for long-term holding.

●	U.S. Treasuries.

The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 85%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund’s investments in U.S. Treasury securities is expected to be approximately 6 months.

Key Risks of the Fund’s Daily Put Options Strategy

Although the Fund holds approximately 85% of its NAV in short-term U.S. Treasury securities, it obtains exposure, as applicable, to the Underlying ETPs through options. For purposes of the Fund’s 80% policy, the options are valued using their delta-adjusted notional amounts, rather than the premiums paid, and qualifying short-term U.S. Treasury securities may be excluded from the calculation as permitted by applicable law. As a result of this structure, investors should understand the following:

•      Extremely high daily premium expenditure: The Fund may spend up to 15% of its NAV on each trading day to purchase options. The Fund incurs this cost whether or not the options ultimately make money.

•      NAV erosion from options expirations: If the options repeatedly expire worthless, the Fund will repeatedly lose the premiums it paid. These daily losses can compound and significantly reduce the Fund’s NAV over time.

•      Dependency on volatility and option prices: The cost and performance of the Fund’s options depend heavily on market volatility and option prices, which can change quickly and unpredictably.

•      Non-diversification amplifies index concentration risk: The Fund’s performance depends heavily on a single index or asset. An adverse move in that index or asset may therefore affect the Fund more significantly than a fund with exposure to many different investments.

•      Daily reset magnifies path dependency and volatility drag: Because the Fund establishes new options exposure each day, its longer-term return depends on the sequence of daily gains and losses. As a result, the Fund’s return over periods longer than one day may differ significantly from what an investor might expect based on the performance of the underlying index or asset.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide inverse exposure to the value of the Underlying ETPs. For purposes of compliance with this investment policy, derivative contracts will be valued at their delta-adjusted notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

An investment in the Fund is not an investment in any Underlying ETP, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive performance that exceeds the inverse of the losses in value experienced by the Underlying ETPs on days when the Underlying ETPs has decreased in value. Because the Fund spends up to 15% of its NAV each trading day on options premium, the Fund’s options strategy will produce positive performance on a given day only to the extent that the cash received from settlement of that day’s options positions exceeds the cost of that day’s options premium (i.e., up to 15% of the Fund’s NAV).

●

An investment in the Fund involves multiple, layered exposures, each with distinct risks: (i) the risks of Bitcoin itself, including extreme price volatility, regulatory uncertainty, and technology and custody risks; (ii) the risks of the Underlying ETPs that hold or seek exposure to Bitcoin, including tracking differences, expenses, liquidity constraints, operational risks, and the risk that their shares may trade at a premium or discount to NAV; and (iii) the risks of the exchange-traded options on the Underlying ETPs in which the Fund invests, including volatility, time decay, liquidity risk, unfavorable pricing, and the possible loss of the premiums paid, as described below under ‘Options Contracts’ and ‘NAV Erosion Risk Due to Options Expirations.’ Bitcoin-related risks may adversely affect the value of the Underlying ETPs, and changes in the value, volatility, liquidity, or options pricing of the Underlying ETPs may, in turn, adversely affect the value of the Fund’s options and its NAV, even though the Fund does not invest directly in Bitcoin, in the Underlying ETPs’ portfolio holdings, or in options on Bitcoin itself. Investors should understand that an investment in the Fund is not a direct investment in Bitcoin or an Underlying ETP and that the Fund’s performance may differ substantially from the performance of either Bitcoin or the Underlying ETPs.

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the Underlying ETPs increase in value, does not change in value, or if the returns based on the decrease in value of the Underlying ETPs do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	The Fund does not invest directly in any Underlying ETP.

See “Additional Information about the Funds” for additional information regarding the Underlying ETPs.

The Fund’s Use of Underlying ETP Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange-traded put option contracts that are based on the value of the share price of the Underlying ETPs. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. Under normal market conditions, each day, the Fund will invest in options to seek exposure to the Underlying ETPs in excess of the Fund’s net assets. If the value of the share price of the Underlying ETPs decreases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the Underlying ETPs on the expiration date of the applicable option contract and the stated strike price. Because of the Fund’s exposure to the Underlying ETPs, the Fund will receive returns equal to a multiple of the inverse of the losses in value of the Underlying ETPs in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the inverse exposure to the Underlying ETPs that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of inverse exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the Underlying ETPs and their volatility, and the time remaining until the expiration date of the option contracts. Where the Underlying ETPs price settles at expiration at or above the strike price, and the Fund does not sell the options before their expiration, the Fund’s put options will expire worthless and the Fund will lose that day’s option premium.

Information About Bitcoin

As noted above, the Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund. However, the Underlying ETPs may invest directly or indirectly (e.g., via futures) in Bitcoin. The following provides an overview of Bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known cryptocurrency, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning Bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making Bitcoin a unique investment commodity within the digital currency landscape.

Bitcoin Blockchain Description:

The Bitcoin blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all Bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the Bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital currency that operates on the Bitcoin blockchain, a decentralized and cryptographic ledger system. The Bitcoin blockchain underpins the entire Bitcoin network, providing a secure and transparent mechanism for recording Bitcoin transactions. Each Bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin blockchain, ensuring the integrity and traceability of the digital currency. Thus, while Bitcoin serves as a medium of exchange or store of value, the Bitcoin blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of Bitcoin. This symbiotic relationship ensures that Bitcoin operates in a trustless and decentralized manner, with the Bitcoin blockchain maintaining the currency’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases:

Bitcoin and the Bitcoin blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances.
2.	Store of Value: Due to its limited supply and decentralized nature, Bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.
3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.
4.	Asset Tokenization: The Bitcoin blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency.
5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft.

Fund’s Return Profile vs the Underlying ETPs

For the reasons stated above, the Fund’s performance will differ from that of the Underlying ETPs. The performance differences will depend on, among other things, the value of the share price of the Underlying ETPs, changes in the price of the Underlying ETPs’ options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries. An investor may lose all of their money if they invest in this Fund.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDelta Bitcoin Put Options Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying ETPs)	Investment Terms	Expected Target Maturity
Purchased put option contracts

The Fund will purchase put options with a strike price that is close to then-current value of the Underlying ETPs at the time of purchase.

If at the expiration of the option, the value of the share price of the Underlying ETPs have decreased below the strike price, and the Fund exercises the option, this will generate positive returns for the Fund to the extent the amount of cash received exceeds the option premium.

If, at the expiration of the option, the value of the shares price of the Underlying ETPs have increased or remained at the strike price the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 85% of the Fund’s net assets.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Tidal Trust IV (the “Trust”), Tidal Investments LLC (“Tidal” or the “Adviser”), Kelly Strategic Management, LLC (the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the Underlying ETPs.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE UNDERLYING ETPS.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Underlying ETP Appreciation Risks. As part of the Fund’s put strategy, the Fund purchases put option contracts that are based on the share prices of Underlying ETPs that provide indirect exposure to Bitcoin. This strategy subjects the Fund to certain of the same risks as if it shorted the Underlying ETPs or Bitcoin directly, even though it does not. By virtue of the Fund’s indirect inverse exposure to changes in the value of Bitcoin, the Fund is subject to the risk that the price of Bitcoin increases. If the price of Bitcoin increases, the value of the Underlying ETPs will likely rise, and the Fund will likely lose value. As a result, the Fund may suffer significant losses. The Fund may also be subject to the following risks:

Indirect Investment in Bitcoin and Underlying ETPs Risk. The Bitcoin blockchain, its associated ecosystem, and the Underlying ETPs are not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser or their respective affiliates and are not involved with this offering in any way. Bitcoin is a decentralized digital asset that does not have an issuing entity, centralized authority, or intrinsic value, and its price is determined solely by market supply and demand. Similarly, the Underlying ETPs that invest in Bitcoin operate independently of the Fund and are subject to their own risks and operational decisions.

Increases in the value of Bitcoin may drive corresponding increases in the value of the Underlying ETPs, adversely affecting the Fund’s performance. The value of Bitcoin may rise for various reasons, including greater adoption as a medium of exchange or store of value, favorable regulatory developments, technological advancements, increased institutional or retail investment, or macroeconomic factors such as inflation or currency instability. These same factors can enhance the appeal and market performance of ETPs that hold Bitcoin, compounding the Fund’s risks.

Furthermore, the performance of the Underlying ETPs may also be influenced by factors specific to the ETP market, such as changes in the ETP’s structure, fees, or management strategies, as well as fluctuations in trading volume and investor demand. Positive developments related to the Underlying ETPs, including enhancements to liquidity, operational efficiencies, or regulatory approvals, may result in increased investor interest and price appreciation, which could further exacerbate losses for the Fund.

Bitcoin, and the Underlying ETPs that provide exposure to it, have historically exhibited substantially higher price volatility than broad-based equity indices. Because the Fund’s options have very short (often one-day) expirations, their prices can be extremely sensitive to sudden changes in the implied volatility of the Underlying ETPs, which can change rapidly and unpredictably. As a result, the Fund may experience sharp premium decay, wide bid-ask spreads, and periods of reduced liquidity in the options it seeks to purchase or sell. Because the Fund may spend option premium of up to 15% of its NAV on each trading day, sideways or range-bound Bitcoin markets — in which the Fund’s options repeatedly expire worthless — can result in significant and rapid cumulative NAV erosion, potentially at a materially faster pace than for the Fund’s equity-index-based counterparts. In addition, even relatively small day-to-day moves in the price of Bitcoin or the Underlying ETPs can produce disproportionately large losses to the Fund due to ‘volatility crush’ (a sudden decline in implied volatility that reduces option values) or other unfavorable options pricing dynamics unrelated to the direction of the underlying move.

Underlying ETP and Bitcoin Trading Risk. The trading price of Bitcoin and, in turn, the Underlying ETPs, may become less volatile over time, which could have an adverse impact on the Fund’s performance. The Fund’s short strategy is designed to benefit from declines in the value of the Underlying ETPs’ investments in Bitcoin. However, if Bitcoin or an Underlying ETP experiences reduced volatility, it may limit opportunities for the Fund to generate returns. There is a possibility that market conditions, regulatory developments, or investor sentiment may contribute to decreased volatility in the future. Reduced volatility could challenge the Fund’s ability to achieve its investment objective.

Bitcoin Good Performance Risk. Several factors could lead to positive performance in Bitcoin and the Underlying ETPs, posing a risk to the Fund. Increased institutional adoption of Bitcoin as a store of value or medium of exchange, broader acceptance of Bitcoin as a payment method, or technological advancements in Bitcoin’s blockchain could enhance its appeal and drive price appreciation of the Underlying ETPs. Favorable macroeconomic conditions, such as inflationary pressures or declining confidence in fiat currencies, could further position Bitcoin as a hedge against currency devaluation, increasing its value. Additionally, regulatory clarity or developments that reduce perceived risks for investors may bolster Bitcoin’s legitimacy and attract new market participants. Should these or similar factors lead to appreciation in Bitcoin’s price, the value of the Underlying ETPs will likely increase, and the Fund could face significant losses due to its inverse exposure.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the inverse value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move in the opposite direction of the value of the underlying instrument. However, prior to such date, the value of the option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain inverse exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Because the Fund may spend up to 15% of its NAV on a trading day to purchase options, and because options that expire worthless provide no recovery of the premium paid, repeated net losses on the Fund’s options positions can compound over time and result in significant and, at times, rapid erosion of the Fund’s NAV, even though the Fund’s loss on its purchased options on any single day is limited to the premium paid, particularly during extended periods in which the Underlying ETPs do not move sufficiently in the direction favorable to the Fund’s strategy.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded options which are guaranteed for settlement by the Options Clearing Corporation (“OCC”). As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Leverage Risk. The options purchased by the Fund may provide investment exposure to the applicable reference asset in excess of the Fund’s net assets and therefore may have the economic effect of leverage. As a result, a relatively small movement in the value of the reference asset may cause a disproportionately large movement in the value of the Fund’s options and may increase the volatility of the Fund’s NAV. The Fund may lose the entire premium paid for a purchased option, but its loss on the option will not exceed that premium. Because the Fund establishes new options positions and pays new premiums on a recurring basis, however, losses on purchased options may compound over time and result in a significant or rapid decline in the Fund’s NAV.

NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Options Loss Compounding Risk. The Fund may pay up to 15% of its NAV in options premiums on each trading day and may lose the entire amount of those premiums if the options expire worthless or otherwise fail to generate proceeds sufficient to recover their cost. The Fund’s limit on losses from purchased options applies separately to each trading day, based on the Fund’s then-current NAV, and does not limit cumulative losses over multiple days. Thus, the Fund may incur a new loss of up to 15% of its NAV after having incurred options losses on prior trading days. Repeated premium losses will reduce the Fund’s NAV, and subsequent losses may compound against the Fund’s already-reduced NAV. Consequently, a series of options losses may cause significant and rapid NAV erosion, and the Fund may lose substantially more than its daily options-premium loss limit—and potentially all or substantially all of its value—over time. The 15% daily limit should not be understood as limiting the Fund’s losses over any period longer than one trading day. The Fund’s longer-term performance depends heavily on the sequence of daily results. Accordingly, repeated options losses may significantly reduce the Fund’s NAV even if its underlying index or reference asset experiences little or no net change, or moves in a direction favorable to the Fund’s strategy, over the same period. The Fund’s daily options-premium loss limit does not protect shareholders against these cumulative effects.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy will generally require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

NAV Decline Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s options strategy (i.e., the use of put options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements.

If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.dailydeltaetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Kelly Strategic Management, LLC (d/b/a Kelly Intelligence) serves as investment sub-adviser to the Fund

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Kevin R. Kelly, Chief Executive Officer of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Gerry J. O’Donnell, Director of Capital Markets and Portfolio Manager of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Mathew Brandt, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in 2026.

Scott Snyder, Portfolio Manager for the Adviser, has served as a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.dailydeltaetfs.com.

Tax Information

Fund distributions generally are classified as ordinary income, qualified dividend income, or capital gains (or a combination), and includable in a shareholder’s income for U.S. federal income tax purposes, unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objectives

Each Fund’s primary investment objective is to seek capital appreciation. Each Fund’s secondary investment objective is to limit single-day risk.

An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of Tidal Trust IV (the “Trust”) and at least 60 days’ written notice to shareholders. The Fund’s 80% policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change. To the extent options or other derivatives are used to meet the Fund’s 80% policy, the notional value of such instruments will be used when determining the Fund’s compliance.

Principal Investment Strategies

There is no guarantee that each Fund’s investment strategy will be properly implemented, and an investor may lose some or all of their investment.

Each Fund’s NAV is dependent on the value of the Fund’s options contracts, which are based principally upon the price of the reference index or Underlying ETPs and its volatility, and the time remaining until the expiration date of the option contracts.

Each Fund’s daily exposure through its purchased options, measured by the portion of its NAV committed to and at risk of loss through premiums paid, will not exceed 10% with respect to the DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500® Call Options Strategy ETF, DailyDelta SP500® Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF or 15% with respect to the DailyDelta Bitcoin Call Options Strategy ETF and DailyDelta Bitcoin Put Options Strategy ETF (together the “Bitcoin Funds”), of its respective NAV. Accordingly, under this premium-based measure, each Fund’s daily exposure will not exceed 200% of its NAV. That is, a Fund’s “daily exposure” means the portion of its NAV committed to, and at risk of loss through, purchased options, as measured by the aggregate premiums paid. This limitation does not limit the notional value of the reference assets underlying the Fund’s options, which may exceed the Fund’s NAV. The Fund does not seek to provide a fixed multiple of the daily performance of its applicable reference asset.

Each Fund will invest significantly in short-term (6-month to 2-year) U.S. Treasury securities. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government. The Funds’ investments in U.S. Treasury securities contribute to the Funds’ performance.

Options Contracts

The following provides a high-level description of options contracts:

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like the value of the Index) at a specified price (the “strike price”).

●	An “option premium” is the price paid to acquire an options contract.

●	Options contracts must be exercised or traded to close within a specified time frame, or they expire worthless.

An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. A put or call option may be exercised at any time during the option period put and call options are traded on national securities exchanges and in the over the counter (“OTC”) market. The Funds will hold only exchange-traded option contracts.

Index options (or options on securities indices) give the option buyer the right to receive, upon exercise, a cash settlement amount instead of the securities included in the relevant index, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index on the relevant option expiration date and the exercise price of the call or put times a specified multiple (the multiplier), which determines the total dollar value for each point of such difference.

Call Options

A call option gives its purchaser the right to benefit when the value of the applicable reference asset rises above a specified price, known as the strike price. For purposes of this discussion, “reference asset” means the applicable Reference Index or Underlying ETPs, as applicable. Each Fund pays a premium to purchase this right. Because each Fund purchases cash-settled options, it does not receive securities when an option is exercised. Instead, if the settlement value of the reference asset exceeds the strike price, the Fund generally receives a cash payment equal to the amount by which the settlement value exceeds the strike price, multiplied by the applicable contract multiplier. If the reference asset does not rise sufficiently, the option may expire worthless and the Fund will lose the premium paid.

Under normal market conditions, each Fund generally establishes new call-options positions each trading day. Because the Fund may spend up to 10% of its NAV (or up to 15% for a Bitcoin Fund) on option premiums each trading day, the Fund’s performance over periods longer than one day is a function of compounded daily returns. Accordingly, the Fund’s cumulative return may differ significantly, in amount and, over time, even in direction, from the cumulative return of the reference asset over the same period. This divergence generally becomes more pronounced as the volatility of the reference asset and the length of the holding period increase. The following examples assume that the Fund establishes new options positions daily.

Illustrative Two-Day Example — Call Fund (other than a Bitcoin Fund)

Scenario	Day 1 Reference Asset Return	Day 1 Fund Return	Day 2 Reference Asset Return	Day 2 Fund Return	Two-Day Cumulative Reference Asset Return	Two-Day Cumulative Fund Return
Down market	−5.00%	−7.00%**	−5.00%	−6.00%**	−9.75%	−12.58%
Flat market	0.00%	−0.30%**	0.00%	−0.50%**	0.00%	−0.80%
Up market	+5.00%	+8.00%*	+5.00%	+7.00%*	+10.25%	+15.56%
Volatile market	−6.00%	−8.00%**	+6.00%	+10.00%*	−0.36%	+1.20%

Illustrative Two-Day Example — Call Bitcoin Fund

Scenario	Day 1 Reference Asset Return	Day 1 Fund Return	Day 2 Reference Asset Return	Day 2 Fund Return	Two-Day Cumulative Reference Asset Return	Two-Day Cumulative Fund Return
Down market	−5.00%	−12.00%**	−5.00%	−10.00%**	−9.75%	−20.80%
Flat market	0.00%	−1.00%**	0.00%	−0.75%**	-3.00%	−1.74%
Up market	+5.00%	+8.00%*	+5.00%	+7.00%*	+10.25%	+15.56%
Volatile market	−6.00%	−13.00%**	+6.00%	+15.00%*	−0.36%	+0.05%

The examples illustrate the effect of compounding hypothetical daily Fund returns. They do not illustrate a fixed or predicted relationship between changes in the reference asset and changes in a Fund’s NAV. For simplicity, the examples assume that the Fund’s other investments do not gain or lose value.

* Positive Fund returns are hypothetical assumptions used solely to illustrate compounding. They are not calculated from the corresponding reference-asset returns. A Fund’s actual return will depend on the amount of option exposure obtained, premiums paid, strike prices, settlement values, volatility, time to expiration, Treasury returns, expenses, and other market conditions.

** Negative Fund returns are hypothetical assumptions illustrating partial or complete losses of option premiums. For purposes of illustration, each assumed negative Fund return does not exceed the applicable maximum daily premium expenditure. The premium limit applies to losses on purchased options and does not necessarily limit the Fund’s total NAV decline or the decline in the market price of its Shares.

The value of a call option generally declines as it approaches expiration, all other factors remaining equal, because less time remains for the reference asset to rise above the option’s strike price. This effect, known as “time decay,” can be particularly significant for the short-term options purchased by the Fund. Accordingly, the Fund may lose money even if the reference asset increases if the increase is not sufficiently large or does not occur soon enough to offset the premium paid and the effects of time decay.

Because each Fund generally establishes new options positions each trading day, each day’s return is based on the Fund’s NAV and the value of the reference asset at the beginning of that day, rather than at the beginning of a longer holding period. Gains or losses on one day therefore change the amount exposed to subsequent daily returns. In addition, a call Fund may lose some or all of the premium paid when the reference asset remains flat, declines, or increases by an amount insufficient to offset the premium paid and the effects of time decay.

As a result, the Fund’s cumulative return depends on the sequence, timing, and magnitude of daily movements, not simply the cumulative return of the reference asset. A Fund and its reference asset may therefore both increase or both decrease over a period longer than one day. For example, a call Fund may lose value over a period during which the reference asset increases if the increases are gradual or are interspersed with decreases. Conversely, a call Fund may gain value over a period during which the reference asset declines if one or more significant daily increases generate gains that exceed premiums lost on other days.

For example, with respect to a call Fund other than a Bitcoin Fund, if the applicable Reference Index is flat or declines on five consecutive trading days and the Fund spends the maximum 10% of its NAV on option premiums on each day, the compounding effect of those losses would reduce the Fund’s NAV by approximately 41% over the five-day period, calculated as 1 − (0.90)^5. This result could occur even though no single day’s options loss exceeded the Fund’s 10% daily premium limit. The example assumes that the Fund establishes new options positions each day, the options expire worthless, the full premium is lost each day, and the Fund’s other investments do not gain or lose value. It does not reflect any partial recovery of premiums from options that retain value at expiration.

Similarly, with respect to a call Bitcoin Fund, if the applicable reference asset is flat or declines on five consecutive trading days and the Fund spends the maximum 15% of its NAV on option premiums on each day, the compounding effect of those losses would reduce the Fund’s NAV by approximately 56% over the five-day period, calculated as 1 − (0.85)^5. This result could occur even though no single day’s options loss exceeded the Fund’s 15% daily premium limit. The example assumes that the Fund establishes new options positions each day, the options expire worthless, the full premium is lost each day, and the Fund’s other investments do not gain or lose value. It does not reflect any partial recovery of premiums from options that retain value at expiration.

Under unusual or stressed market conditions, including periods of unusual volatility, a Fund may purchase options that expire in up to one week rather than establishing new positions each trading day. In those circumstances, the Fund generally will establish new positions and a new option-loss limit when its existing options expire or are replaced. The effects of compounding and time decay may differ from the daily-reset examples above.

Put Options

A put option gives its purchaser the right to benefit when the value of the applicable reference asset falls below a specified price, known as the strike price. Each Fund pays a premium to purchase this right. Because each Fund purchases cash-settled options, it does not receive securities when an option is exercised. Instead, if the settlement value of the reference asset is below the strike price, the Fund generally receives a cash payment equal to the amount by which the strike price exceeds the settlement value, multiplied by the applicable contract multiplier. If the reference asset does not decline sufficiently, the option may expire worthless and the Fund will lose the premium paid.

Under normal market conditions, each Fund generally establishes new put-options positions each trading day. Because the Fund may spend up to 10% of its NAV (or up to 15% for a Bitcoin Fund) on option premiums each trading day, the Fund’s performance over periods longer than one day is a function of compounded daily returns. Accordingly, the Fund’s cumulative return may differ significantly, in amount and, over time, even in direction, from the inverse of the reference asset’s cumulative return over the same period. This divergence generally becomes more pronounced as the volatility of the reference asset and the length of the holding period increase. The following examples assume that the Fund establishes new options positions daily.

Illustrative Two-Day Example — Put Fund (other than a Bitcoin Fund)

Scenario	Day 1 Reference Asset Return	Day 1 Fund Return	Day 2 Reference Asset Return	Day 2 Fund Return	Two-Day Cumulative Reference Asset Return	Two-Day Cumulative Fund Return
Down market	−5.00%	+11.00%*	−5.00%	+9.50%*	−9.75%	+21.55%
Flat market	0.00%	−0.30%**	0.00%	−0.50%**	0.00%	−0.80%
Up market	+5.00%	−8.00%**	+5.00%	−8.00%**	+10.25%	−15.36%
Volatile market	-6.00%	+12.00%**	+6.00%	-8.00*	−0.36%	+3.04%

Illustrative Two-Day Example — Put Bitcoin Fund

Scenario	Day 1 Reference Asset Return	Day 1 Fund Return	Day 2 Reference Asset Return	Day 2 Fund Return	Two-Day Cumulative Reference Asset Return	Two-Day Cumulative Fund Return
Down market	−5.00%	+12.00%*	−5.00%	+11.00%*	−9.75%	+24.32%
Flat market	0.00%	−1.00%**	0.00%	−0.75%**	-3.00%	−1.74%
Up market	+5.00%	−10.00%**	+5.00%	−11.00%**	+10.25%	−19.90%
Volatile market	-6.00%	+13.00%**	+6.00%	-14.00%*	−0.36%	−2.82%

The examples illustrate the effect of compounding hypothetical daily Fund returns. They do not illustrate a fixed or predicted relationship between changes in the reference asset and changes in a Fund’s NAV. For simplicity, the examples assume that the Fund’s other investments do not gain or lose value.

* Positive Fund returns are hypothetical assumptions used solely to illustrate compounding. They are not calculated from the corresponding reference-asset returns. A Fund’s actual return will depend on the amount of option exposure obtained, premiums paid, strike prices, settlement values, volatility, time to expiration, Treasury returns, expenses, and other market conditions.

** Negative Fund returns are hypothetical assumptions illustrating partial or complete losses of option premiums. For purposes of illustration, each assumed negative Fund return does not exceed the applicable maximum daily premium expenditure. The premium limit applies to losses on purchased options and does not necessarily limit the Fund’s total NAV decline or the decline in the market price of its Shares.

The value of a put option generally declines as it approaches expiration, all other factors remaining equal, because less time remains for the reference asset to fall below the option’s strike price. This effect, known as “time decay,” can be particularly significant for the short-term options purchased by the Fund. Accordingly, the Fund may lose money even if the reference asset declines if the decline is not sufficiently large or does not occur soon enough to offset the premium paid and the effects of time decay.

Because each Fund generally establishes new options positions each trading day, each day’s return is based on the Fund’s NAV and the value of the reference asset at the beginning of that day, rather than at the beginning of a longer holding period. Gains or losses on one day therefore change the amount exposed to subsequent daily returns. In addition, a put Fund may lose some or all of the premium paid when the reference asset remains flat, increases, or declines by an amount insufficient to offset the premium paid and the effects of time decay.

As a result, the Fund’s cumulative return depends on the sequence, timing, and magnitude of daily movements, not simply the cumulative return of the reference asset. A Fund and its reference asset may therefore both increase or both decrease over a period longer than one day. For example, a put Fund may lose value over a period during which the reference asset declines if the declines are gradual or are interspersed with increases. Conversely, a put Fund may gain value over a period during which the reference asset increases if one or more significant daily declines generate gains that exceed premiums lost on other days.

For example, with respect to a put Fund other than a Bitcoin Fund, if the applicable Reference Index is flat or increases on five consecutive trading days and the Fund spends the maximum 10% of its NAV on option premiums on each day, the compounding effect of those losses would reduce the Fund’s NAV by approximately 41% over the five-day period, calculated as 1 − (0.90)^5. This result could occur even though no single day’s options loss exceeded the Fund’s 10% daily premium limit. The example assumes that the Fund establishes new options positions each day, the options expire worthless, the full premium is lost each day, and the Fund’s other investments do not gain or lose value. It does not reflect any partial recovery of premiums from options that retain value at expiration.

Similarly, with respect to a put Bitcoin Fund, if the applicable reference asset is flat or increases on five consecutive trading days and the Fund spends the maximum 15% of its NAV on option premiums on each day, the compounding effect of those losses would reduce the Fund’s NAV by approximately 56% over the five-day period, calculated as 1 − (0.85)^5. This result could occur even though no single day’s options loss exceeded the Fund’s 15% daily premium limit. The example assumes that the Fund establishes new options positions each day, the options expire worthless, the full premium is lost each day, and the Fund’s other investments do not gain or lose value. It does not reflect any partial recovery of premiums from options that retain value at expiration.

Under unusual or stressed market conditions, including periods of unusual volatility, a Fund may purchase options that expire in up to one week rather than establishing new positions each trading day. In those circumstances, the Fund generally will establish new positions and a new option-loss limit when its existing options expire or are replaced. The effects of compounding and time decay may differ from the daily-reset examples above.

The Reference Indexes and/or Underlying ETPs

Below is additional information about the indexes and Underlying ETPs referenced by the option contracts purchased by the Funds, as applicable. An investment in a Fund does not constitute an investment in the applicable index or Underlying ETP and the Funds’ performance is not benchmarked to an index or an Underlying ETP. No index nor Underlying ETP is affiliated with the Funds, the Trust, the Adviser, the Sub-Adviser or the Fund’s distributor.

Nasdaq 100 Index

The NASDAQ-100® Index is a modified market capitalization-weighted index and includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, communication services, retail/wholesale trade and biotechnology. It does not contain securities of financial companies or investment companies. Each security must have been traded for at least three full months and have a minimum three-month average daily trading volume of 200,000 shares. The Index is reviewed on an annual basis in December.

S&P 500 Index

The SP500® is an index that measures large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected by the S&P U.S. Index Committee through a non-mechanical process that factors in criteria such as domicile, investible weight factor, liquidity, market capitalization and financial viability. Changes to index composition are made on an as-needed basis. There is no scheduled reconstitution. Rather, changes in response to corporate actions and market developments can be made at any time. S&P publishes the S&P 500. The daily calculation of the current value of the S&P 500 is based on the relative value of the aggregate market value of the common stocks of 500 companies as of a particular time compared to the aggregate average initial market value of the common stocks of 500 similar companies at the time of the inception of the S&P 500. The 500 companies are not the 500 largest publicly traded companies and not all 500 companies are listed on the Exchange. Constituent selection is at the discretion of the Index Committee and is based on the eligibility criteria.

Russell 2000 Index

The R2000 measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership.

Underlying ETPs

When selecting Underlying ETPs on which to trade options, the portfolio managers focus primarily on the following two key factors:

●	Preference for Underlying ETPs that hold “physical” or “spot” Bitcoin over ETPs that reference Bitcoin indirectly via futures contracts.
●	Selection of Underlying ETPs that have sufficient option liquidity to support the Fund’s trading activities.

Additionally, the options can be on an index that reflects the price return performance of spot Bitcoin ETPs.

Options Premiums – Income/Return of Capital

Receipt of an option premium does not always represent income. Depending on whether the transaction as a whole results in a gain or loss, such amounts may be treated for accounting or tax purposes as income or as a return of capital (“ROC”). ROC represents a return of a shareholder’s own invested capital and does not reflect traditional income such as dividends or interest. A portion (sometimes a significant portion) of the Fund’s cash distributions may be classified as ROC, which generally refers to the portion of a distribution that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect traditional income or yield, and receipt of an option premium could ultimately result in a net loss on the transaction if offset by subsequent closing transactions, exercise or settlement.

Manager of Managers Structure

The Funds and the Adviser have received exemptive relief from the SEC permitting the Adviser (subject to certain conditions and the approval of the Board) to change or select new unaffiliated sub-advisers without obtaining shareholder approval. The relief also permits the Adviser to materially amend the terms of agreements with an unaffiliated sub-adviser (including an increase in the fee paid by the Adviser to the unaffiliated sub-adviser (and not paid by the Fund)) or to continue the employment of an unaffiliated sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any unaffiliated sub-adviser changes. The Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee a sub-adviser and recommend their hiring, termination and replacement. The exemptive relief applies to sub-advisers that are either wholly-owned by the Adviser or its parent company, as well as to unaffiliated sub-advisers, including those whose affiliation arises solely from their sub-advisory relationship.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. The Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4.

Principal Risks of Investing in the Funds

There can be no assurance that the Funds will achieve their respective investment objectives. The following information is in addition to, and should be read along with, the description of each Fund’s principal investment risks in the section titled “Fund Summary— Principal Investment Risks” above. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears.

As with any investment, there is a risk that you could lose all or a portion of your investment in a Fund. Some or all of these risks may adversely affect a Fund’s performance, NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The risks below apply to each Fund as indicated in the following table. Additional information about each such risk and its potential impact on a Fund is set forth below the table.

	Daily Delta Nasdaq 100® Call Options Strategy ETF	Daily Delta Nasdaq 100® Put Options Strategy ETF	Daily Delta SP500® Call Options Strategy ETF	Daily Delta SP500® Put Options Strategy ETF	Daily Delta R2000 Call Options Strategy ETF	Daily Delta R2000 Put Options Strategy ETF	Daily Delta Bitcoin Call Options Strategy ETF	Daily Delta Bitcoin Put Options Strategy ETF
Counterparty Risk	X	X	X	X	X	X	X	X
Derivatives Risk	X	X	X	X	X	X	X	X
● Options Contracts	X	X	X	X	X	X	X	X
Economic and Market Risk.	X	X	X	X	X	X	X	X
ETF Risks	X	X	X	X	X	X	X	X
● Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk	X	X	X	X	X	X	X	X
● Cash Redemption Risk	X	X	X	X	X	X	X	X
● Costs of Buying or Selling Shares	X	X	X	X	X	X	X	X
● Shares May Trade at Prices Other Than NAV	X	X	X	X	X	X	X	X
High Portfolio Turnover Risk	X	X	X	X	X	X	X	X

Daily Delta Nasdaq 100® Call Options Strategy ETF	Daily Delta Nasdaq 100® Put Options Strategy ETF	Daily Delta SP500® Call Options Strategy ETF	Daily Delta SP500® Put Options Strategy ETF	Daily Delta R2000 Call Options Strategy ETF	Daily Delta R2000 Put Options Strategy ETF	Daily Delta Bitcoin Call Options Strategy ETF	Daily Delta Bitcoin Put Options Strategy ETF
Index Positive Performance Risk	--	X	--	X	--	X	--	--
Inflation Risk	X	X	X	X	X	X	X	X
Leverage Risk	X	X	X	X	X	X	X	X
Interest Rate Risk	X	X	X	X	X	X	X	X
Liquidity Risk	X	X	X	X	X	X	X	X
Management Risk	X	X	X	X	X	X	X	X
NAV Decline Risk Due to Distributions	X	X	X	X	X	X	X	X
NAV Erosion Risk Due to Options Expirations	X	X	X	X	X	X	X	X
New Fund Risk	X	X	X	X	X	X	X	X
Non-Diversification Risk	X	X	X	X	X	X	X	X
Operational Risk	X	X	X	X	X	X	X	X
Options Loss Compounding Risk	X	X	X	X	X	X	X	X
Referenced Index Risk	X	X	X	X	X	X	--	--
● Index Trading Risk	X	X	X	X	X	X	--	--
● Indirect Investment Risk	X	X	X	X	X	X	--	--
Tax Risk	X	X	X	X	X	X	X	X
Underlying ETP Risk	--	--	--	--	--	--	X	--
Underlying ETP Price Appreciation Risk	--	--	--	--	--	--	--	X
U.S. Government and U.S. Agency Obligations Risk	X	X	X	X	X	X	X	X

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded options which are guaranteed for settlement by the OCC. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Because the Fund may spend up to 10% or 15%, with respect to the Bitcoin Funds, of its NAV on a trading day to purchase options, and because options that expire worthless provide no recovery of the premium paid, repeated net losses on the Fund’s options positions can compound over time and result in significant and, at times, rapid erosion of the Fund’s NAV, even though the Fund’s loss on its purchased options on any single day is limited to the premium paid, particularly during extended periods in which the Index or Underlying ETPs, as applicable, do not move sufficiently in the direction favorable to the Fund’s strategy.

Economic and Market Risk. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including tensions, war, and open conflict between nations could affect the economies of many countries including the United States. Trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. In addition, policy changes by the U.S. government, the U.S. Federal Reserve and/or foreign governments, and political and economic changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown, threats not to increase the federal government’s debt limit which could result in a default on the government’s obligations, and the shutdown of certain financial institutions, may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, the imposition of tariffs, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In 2022 the Federal Reserve and certain foreign central banks began to increase interest rates to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Regulators in the U.S. have adopted a number of changes to regulations affecting markets and issuers, some of which apply to the Fund. Due to the broad scope of the regulations being adopted, certain of these changes, which may be revised or rescinded, could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, a Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, a Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, a Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on a Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of a Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as the Exchange, and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above a Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, a Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk. Each Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Index Positive Performance Risk. Positive performance of the NASDAQ-100® Index, SP500® Index, or R2000 Index (each, a “Reference Index”), as applicable, will negatively impact the Fund. The performance of a Reference Index is subject to many factors that may contribute to it having positive performance. Each Reference Index’s performance may be positively affected by its underlying companies’ overall ability to develop and launch new products, growth of sales and delivery capabilities, or increases in consumer demand and reduced competition from existing competitors. In addition, a Reference Index may benefit from positive market sentiment, unexpected developments inside an industry, or the global economy. In addition, a Reference Index may be positively impacted by merger and acquisition activities. The Fund’s daily returns may be affected by many factors but will depend on the performance of the relevant Reference Index.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase.

Leverage Risk. The options purchased by the Fund may provide investment exposure to the applicable reference asset in excess of the Fund’s net assets and therefore may have the economic effect of leverage. As a result, a relatively small movement in the value of the reference asset may cause a disproportionately large movement in the value of the Fund’s options and may increase the volatility of the Fund’s NAV. The Fund may lose the entire premium paid for a purchased option, but its loss on the option will not exceed that premium. Because the Fund establishes new options positions and pays new premiums on a recurring basis, however, losses on purchased options may compound over time and result in a significant or rapid decline in the Fund’s NAV.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

NAV Decline Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may result in a decline in the Fund’s NAV and trading price over time. As a result, an investor may suffer losses to their investment.

NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Options Loss Compounding Risk. The Fund may pay up to 10% or 15%, with respect to the Bitcoin Funds, of its NAV in options premiums on each trading day and may lose the entire amount of those premiums if the options expire worthless or otherwise fail to generate proceeds sufficient to recover their cost. The Fund’s limit on losses from purchased options applies separately to each trading day, based on the Fund’s then-current NAV, and does not limit cumulative losses over multiple days. Thus, the Fund may incur a new loss of up to 10% or 15%, with respect to the Bitcoin Funds, of its NAV after having incurred options losses on prior trading days. Repeated premium losses will reduce the Fund’s NAV, and subsequent losses may compound against the Fund’s already-reduced NAV. Consequently, a series of options losses may cause significant and rapid NAV erosion, and the Fund may lose substantially more than its daily options-premium loss limit—and potentially all or substantially all of its value—over time. The 10% or 15%, with respect to the Bitcoin Funds, daily limit should not be understood as limiting the Fund’s losses over any period longer than one trading day. The Fund’s longer-term performance depends heavily on the sequence of daily results. Accordingly, repeated options losses may significantly reduce the Fund’s NAV even if its underlying index or reference asset experiences little or no net change, or moves in a direction favorable to the Fund’s strategy, over the same period. The Fund’s daily options-premium loss limit does not protect shareholders against these cumulative effects.

New Fund Risk. Each Fund is recently organized with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Funds will grow to or maintain an economically viable size.

Non-Diversification Risk. Because each Fund is “non-diversified,” a Fund may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause a Fund’s overall value to decline to a greater degree than if such Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on such Fund’s performance.

Operational Risk. Each Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a Fund’s ability to meet its investment objective. Although the Funds and the Funds’ investment adviser and sub-adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks. Significant market volatility and market downturns may limit the Funds’ ability to sell securities and obtain long exposure to securities, and a Funds’ sales and long exposures may exacerbate the market volatility and downturn. Under such circumstances, a Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact a Fund’s returns on those days and periods inclusive of those days. Alternatively, a Fund may incur higher costs in order to achieve its investment objective and may be forced to purchase and sell securities at market prices that do not represent their fair value or at times that result in differences between the price such Fund receives for the security and the market closing price of the security. Under those circumstances, a Fund’s ability to implement its investment strategy is likely to be adversely affected, the market price of Shares may reflect a greater premium or discount to NAV and bid-ask spreads in Shares may widen, resulting in increased transaction costs for secondary market purchasers and sellers.

Referenced Index Risk. The Fund invests in options contracts that are based on the value of a Reference Index (or in ETFs that track the corresponding Reference Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the relevant Reference Index or an ETF that tracks the Reference Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the relevant Reference Index, the Fund may also be subject to the following risks:

Indirect Investment Risk. None of the Reference Indexes are affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and none are involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise a Reference Index but will be subject to declines in the performance of the relevant Reference Index.

Index Trading Risk. The trading price of each Reference Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Underlying ETP Risks. The Fund’s investment strategy, involving indirect exposure to Underlying ETPs that seek exposure to Bitcoin, is subject to the risks associated with Bitcoin and other digital assets. These risks include market volatility, regulatory changes, technological uncertainties, and potential financial losses. As with all investments, there is no assurance of profit, and investors should be cognizant of these specific risks associated with digital asset markets.

●	Underlying Bitcoin ETP Risks: Underlying ETPs that focus on Bitcoin, either through direct holdings or indirectly via derivatives like futures contracts, carry significant risks. These risks include high market volatility, which can be influenced by technological advancements, regulatory changes, and broader economic factors. When trading derivatives, liquidity risks and counterparty risks are substantial. Managing futures contracts can be complex and may affect the performance of an Underlying ETP. Additionally, each Underlying ETP, and consequently the Fund, is dependent on blockchain technology, which brings technological and cybersecurity risks, along with custodial challenges for securely storing digital assets. The constantly evolving regulatory and legal landscape presents continuous compliance and valuation difficulties. Risks related to market concentration and network issues in the digital asset sector further add complexity. Moreover, operational intricacies in managing digital assets and potential market volatility can lead to losses for each Underlying ETP.

●	Bitcoin Investment Risk: The Fund’s indirect investment in Bitcoin exposes it to the unique risks of this emerging innovation. Bitcoin’s price is highly volatile, and its market is influenced by the changing Bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, Bitcoin faces potential government restrictions. For instance, some countries may limit or ban Bitcoin transactions, negatively impacting its market value.

The risks associated with Bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large Bitcoin holders, known as “whales,” can significantly influence Bitcoin’s price. The largely unregulated nature of Bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect Bitcoin’s price. For example, if a group of miners gains control over a majority of the Bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen Bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to Bitcoin’s software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact Bitcoin’s demand and the Fund’s performance. The extreme volatility of Bitcoin’s market price can result in shareholder losses. Furthermore, the operation of Bitcoin exchanges may be disrupted or cease altogether due to various issues, further affecting Bitcoin’s price and the Fund’s investments.

The value of Bitcoin has historically been subject to significant speculation, making trading and investing in Bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin’s price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of Bitcoin-linked derivatives held by the Underlying ETPs.

The security of the Bitcoin blockchain may be compromised if a single miner or group controls more than 50% of the network’s hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the Bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin blockchain as a payment system.

Common impediments to adopting the Bitcoin blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of Bitcoin’s price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

●	Digital Assets Risk: Digital assets like Bitcoin, designed as mediums of exchange, are still an emerging asset class. They operate independently of any central authority or government backing and are subject to regulatory changes and extreme price volatility. The trading platforms for digital assets are relatively new, largely unregulated, and thus more vulnerable to fraud and failures compared to traditional, regulated exchanges. Shutdowns of these platforms due to fraud, technical glitches, or security issues can significantly affect digital asset prices and market volatility.

●	Digital Asset Markets Risk: The digital asset market, particularly Bitcoin, has experienced considerable volatility, leading to market disruptions and erosion of confidence among market participants. This instability and the resultant negative publicity could adversely affect the Fund’s reputation and trading prices. Ongoing market turbulence could significantly impact the value of the Fund’s share.

●	Blockchain Technology Risk: Blockchain technology, which underpins Bitcoin and other digital assets, is relatively new, and many of its applications are untested. The adoption of blockchain and the development of competing platforms or technologies could affect its usage. Investments in companies or vehicles that utilize blockchain technology are subject to market volatility and may experience lower trading volumes compared to more established industries. Additionally, regulatory changes, internet disruptions, cybersecurity incidents, and intellectual property disputes could further affect the adoption and functionality of blockchain technology.

●	Potentially No 1940 Act Protections. It is expected that one or more Underlying ETPs will not be registered as an investment company subject to the 1940 Act. Accordingly, investors in such an Underlying ETP would not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing an Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing an Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in an Underlying ETP’s character without the consent of shareholders. Although the Fund invests in one or more Underlying ETPs only indirectly, the Fund’s investments are expected to be subject to loss as a result of these risks.

Underlying ETP Appreciation Risks. As part of the Fund’s put strategy, the Fund purchases put option contracts that are based on the share prices of Underlying ETPs that provide indirect exposure to Bitcoin. This strategy subjects the Fund to certain of the same risks as if it shorted the Underlying ETPs or Bitcoin directly, even though it does not. By virtue of the Fund’s indirect inverse exposure to changes in the value of Bitcoin, the Fund is subject to the risk that the price of Bitcoin increases. If the price of Bitcoin increases, the value of the Underlying ETPs will likely rise, and the Fund will likely lose value. As a result, the Fund may suffer significant losses. The Fund may also be subject to the following risks:

Indirect Investment in Bitcoin and Underlying ETPs Risk. The Bitcoin blockchain, its associated ecosystem, and the Underlying ETPs are not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser or their respective affiliates and are not involved with this offering in any way. Bitcoin is a decentralized digital asset that does not have an issuing entity, centralized authority, or intrinsic value, and its price is determined solely by market supply and demand. Similarly, the Underlying ETPs that invest in Bitcoin operate independently of the Fund and are subject to their own risks and operational decisions.

Increases in the value of Bitcoin may drive corresponding increases in the value of the Underlying ETPs, adversely affecting the Fund’s performance. The value of Bitcoin may rise for various reasons, including greater adoption as a medium of exchange or store of value, favorable regulatory developments, technological advancements, increased institutional or retail investment, or macroeconomic factors such as inflation or currency instability. These same factors can enhance the appeal and market performance of ETPs that hold Bitcoin, compounding the Fund’s risks.

Furthermore, the performance of the Underlying ETPs may also be influenced by factors specific to the ETP market, such as changes in the ETP’s structure, fees, or management strategies, as well as fluctuations in trading volume and investor demand. Positive developments related to the Underlying ETPs, including enhancements to liquidity, operational efficiencies, or regulatory approvals, may result in increased investor interest and price appreciation, which could further exacerbate losses for the Fund.

Underlying ETP and Bitcoin Trading Risk. The trading price of Bitcoin and, in turn, the Underlying ETPs, may become less volatile over time, which could have an adverse impact on the Fund’s performance. The Fund’s short strategy is designed to benefit from declines in the value of the Underlying ETPs’ investments in Bitcoin. However, if Bitcoin or an Underlying ETP experiences reduced volatility, it may limit opportunities for the Fund to generate returns. There is a possibility that market conditions, regulatory developments, or investor sentiment may contribute to decreased volatility in the future. Reduced volatility could challenge the Fund’s ability to achieve its investment objective.

Bitcoin Good Performance Risk. Several factors could lead to positive performance in Bitcoin and the Underlying ETPs, posing a risk to the Fund. Increased institutional adoption of Bitcoin as a store of value or medium of exchange, broader acceptance of Bitcoin as a payment method, or technological advancements in Bitcoin’s blockchain could enhance its appeal and drive price appreciation of the Underlying ETPs. Favorable macroeconomic conditions, such as inflationary pressures or declining confidence in fiat currencies, could further position Bitcoin as a hedge against currency devaluation, increasing its value. Additionally, regulatory clarity or developments that reduce perceived risks for investors may bolster Bitcoin’s legitimacy and attract new market participants. Should these or similar factors lead to appreciation in Bitcoin’s price, the value of the Underlying ETPs will likely increase, and the Fund could face significant losses due to its inverse exposure.

Tax Risk (for DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500® Call Options Strategy ETF, DailyDelta SP500® Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF). The Funds intend to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, each Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it timely distributes to Shareholders, provided that it satisfies certain source-of-income, diversification and distribution requirements of the Code. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to U.S. federal income tax imposed at corporate rates, and a shareholder may be required to include in its income the amount of any distribution received from the Fund. To comply with the asset diversification requirements applicable to a RIC, each Fund will attempt to ensure that the value of its investments, including options, in a single issuer is never more than 25% of the total value of Fund assets at the close of any quarter. If the value of a Fund’s investments in a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If a Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Tax Risk (for DailyDelta Bitcoin Call Options Strategy ETF, DailyDelta Bitcoin Put Options Strategy ETF). The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a “synthetic” strategy (i.e., purchasing exposure to the Underlying ETP through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Funds may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

PORTFOLIO HOLDINGS

Information about each Fund’s daily portfolio holdings will be available on the Funds’ website at www.dailydeltaetfs.com.

A complete description of each Fund’s policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the Fund’s SAI.

MANAGEMENT

Investment Adviser

Tidal Investments LLC (the “Adviser” or “Tidal”), a Tidal Financial Group company, located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, is an SEC-registered investment adviser and a Delaware limited liability company. Tidal was founded in March 2012 and Tidal is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of July 31, 2026, Tidal had assets under management of approximately $57.5 billion and served as the investment adviser or sub-adviser for 411 registered funds.

Tidal serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds pursuant to an investment advisory agreement with the Trust, on behalf of each Fund (the “Advisory Agreement”). Tidal is jointly responsible for the day-to-day management of the Funds’ portfolios, including trading portfolio securities and financial instruments for each Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of its performance. The Adviser also arranges for transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. For the services provided to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 1.35% based on each such Fund’s average daily net assets.

Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, other non-routine or extraordinary expense (collectively, the “Excluded Expenses”), and the unitary management fee payable to the Adviser.

Investment Sub-Adviser

Kelly Strategic Management, LLC (d/b/a Kelly Intelligence), located at 7887 East Belleview Avenue, Suite 1100, Denver, Colorado 80111, serves as the Sub-Adviser (the “Sub-Adviser”). The Sub-Adviser became a registered investment adviser with the SEC in July 2021. As of July 31, 2026, the Sub-Adviser had approximately $98 million in assets under management.

The Sub-Adviser is jointly responsible for the day-to-day management of the Fund’s portfolio, including determining the securities and financial instruments purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser serves as the sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”).

For its services as sub-adviser, the Sub-Adviser is entitled to receive a fee from the Adviser, which fee is calculated daily and payable monthly, at an annual rate of 0.01% of the average daily net assets of each Fund.

Advisory and Sub-Advisory Agreements

A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement and Sub-Advisory Agreement will be available in the Fund’s semi-annual report to shareholders for the period ending February 28, 2027.

Portfolio Managers

The following individuals (each, a “Portfolio Manager”) have served as portfolio managers of each Fund since inception in 2026. Messrs. Kelly and O’Donnell are primarily responsible for the day-to-day management of each Fund, and Messrs. Snyder and Brandt oversee trading and execution for each Fund.

Scott Snyder, Portfolio Manager for the Adviser

Mr. Snyder joined the firm in 2025 as SVP of Trading. Mr. Snyder has over 40 years of experience in the financial markets and more specifically in the options market. Mr. Snyder led the trading team at ZEGA before joining Tidal. He started his career in 1983 and for 20 years was an independent market maker on the floor of the CBOE. In 2003 Mr. Snyder joined thinkorswim as Chief Options Strategist for a subsidiary of thinkorswim advisors. Mr. Snyder then helped lead the RIA trading, execution platform support and option education business for TD Ameritrade and then Schwab from 2009-2024.

Mathew Brandt, Portfolio Manager for the Adviser

Matt Brandt serves as Portfolio Manager for the Adviser, having joined the firm in 2025. Mr. Brandt has 20 years of experience in the financial markets working in Trading, Derivative Risk Management, and Enterprise Risk for TD Ameritrade and Charles Schwab where he helped create a robust trading risk management program. He joined ZEGA Financial, LLC (“Zega”) in 2024 prior to joining the Adviser. His education includes a Bachelor’s degree in Economics and Mathematics from the University of Nebraska-Lincoln and continuing education in the Mechanics of Risk Management from Middlesex University.

Kevin Kelly, Chief Executive Officer of the Sub-Adviser

Kevin Kelly has been Chief Executive Officer of the Sub-Adviser since 2021. Mr. Kelly has an extensive background in investment management, with a specific focus on options and ETFs. Mr. Kelly is the Founder and CEO of Kelly Intelligence, where he is responsible for investment strategy, ETF product design, index development, and management, as well as overseeing investment research. He also serves as the CEO of Benchmark Investments LLC. Previously, Mr. Kelly was the Chief Investment Officer and portfolio manager at Recon Capital, the creator of the Nasdaq 100 Covered Call ETF (QYLD) and the BXNT index (CBOE NASDAQ 100 BuyWrite V2 Index). Mr. Kelly holds a B.S. in Finance, summa cum laude, and a minor in Law & Economics, from the W.P. Carey School of Business, and Barrett, The Honors College at Arizona State University.

Gerry O’Donnell, Director of Capital Markets and Portfolio Manager for the Sub-Adviser

Gerry O’Donnell has been Director of Capital Markets and Portfolio Manager for the Sub-Adviser since 2022. Mr. O’Donnell is experienced in institutional financial markets and trading. His expertise is in a variety of asset classes and financial instruments — both listed and over-the-counter, from equities to asset-backed credit derivatives and other structured products. He was the founding CEO, and subsequently as COO, of Roberts & Ryan Investments Inc — a Service Disabled Veteran Owned Small Business (SDVOSB) broker dealer whose business included US capital markets primary issuance underwriting and secondary agency trading of U.S. and EU equities, corporate bonds, and municipal bonds. Mr. O’Donnell is a co-founder of Blue Ocean, a global U.S.-based broker-dealer and Alternative Trading System. He resigned from military service at the rank of Captain after having served in the Army’s Military Police Corps. Mr. O’Donnell earned a Bachelor of Science degree in Mathematical Economics, and an Army Officer’s commission, from the United States Military Academy, at West Point.

The Funds’ SAI provides additional information about each portfolio manager’s compensation structure, other accounts that each portfolio manager manages, and each portfolio manager’s ownership of Shares.

Fund Sponsor

The Adviser has entered into a fund sponsorship agreement with the Sub-Adviser  (the “Sponsor”) pursuant to which the Sponsor is a sponsor to each Fund. Under this arrangement, the Sponsor has agreed to provide financial support (as described below) to the Fund’s. In turn, the Adviser has agreed to share with the Sponsor a portion of profits, if any, generated by the Fund’s advisory fee. Every month, the advisory fees, which are unitary management fees, for each Fund are calculated and paid to the Adviser. If the amount of the unitary management fee for a Fund exceeds the Fund’s operating expenses (including the sub-advisory fees) and the Adviser-retained amount, the Adviser pays the net total to the Sponsor. The amounts paid to the Sponsor represents any remaining profits from the advisory fee.

During months when the funds generated by the unitary management fees are insufficient to cover the Fund’s entire sub-advisory fee, that amount is automatically waived (and any such waiver is not subject to recoupment).

Further, if the amount of the unitary management fee for a Fund is less than the Fund’s operating expenses and the Adviser-retained amount, the Sponsor is obligated to reimburse the Adviser for a portion of the shortfall.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by a Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

In order to purchase Creation Units of a Fund, an AP must generally deposit a designated portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Funds to incur certain costs. These costs could include brokerage costs or taxable gains or losses that it might not have incurred if it had made redemption in-kind. These costs could be imposed on a Fund, and thus decrease the Fund’s NAV, to the extent that the costs are not offset by a transaction fee payable by an AP. Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the applicable Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

None of the Funds imposes any restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by a Fund’s shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Share trading prices in line with the NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, each Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by such Fund in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for regular business. The NAV for the Funds is calculated by dividing such Fund’s net assets by its Shares outstanding.

In calculating its NAV, each Fund generally value its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security or other asset held by a Fund or is determined to be unreliable, the security or other asset will be valued at fair value estimates under guidelines established by the Adviser (as described below).

Options are valued at the composite mean price, calculated as the average of the highest bid and lowest ask prices across the exchanges on which the option is principally traded.

Fair Value Pricing

The Board has designated the Adviser as the “valuation designee” for the Funds under Rule 2a-5 of the 1940 Act, subject to its oversight. The Adviser has adopted procedures and methodologies, which have been approved by the Board, to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser’s valuation procedures. The Adviser will fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

Investments by Other Registered Investment Companies in the Funds

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions of rules under the 1940 Act, including that such investment companies enter into an agreement with the Fund.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Funds intend to pay out dividends and interest income, if any, monthly, and distribute any net realized capital gains to its shareholders at least annually.

The Funds will declare and pay income and capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the applicable Exchange, and when you purchase or redeem Creation Units (institutional investors only).

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this Prospectus. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Taxes on Distributions

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions of short-term capital gain will generally be taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by such Fund from U.S. corporations, subject to certain limitations.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from a Fund.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of shares of a Fund is includable in such shareholder’s investment income for purposes of this NII tax.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account-holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on an Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of substantially identical Shares.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.

The Funds may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Important Tax Considerations When Purchasing Fund Shares

If you are investing through a taxable account, you should carefully consider the timing of your investment relative to the relevant Fund’s distribution schedule. Purchasing Fund shares shortly before a distribution may increase your tax liability, a situation commonly referred to as “buying a dividend.”

When a Fund makes a distribution, its share price typically drops by an amount roughly equal to the distribution. As a hypothetical example, if you invest $5,000 to purchase 250 shares at $20 per share on December 15, and the Fund pays a $1 per share distribution on December 16, the share price would adjust to $19 (ignoring market fluctuations). Although your total investment value remains $5,000 (250 shares × $19 in share value plus 250 shares × $1 distribution), you would owe taxes on the $250 distribution, even if you reinvest the distribution rather than receiving it in cash.

Distributions are taxable to shareholders even if they are paid from income or gains realized by a Fund before you invested, and even if they were reflected in the purchase price of the shares. Consequently, you may incur taxes on income or gains that accrued before your investment, without corresponding benefit.

Unless you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement plan, you may wish to avoid purchasing Fund shares shortly before a distribution. You can minimize the potential tax impact by reviewing a Fund’s distribution schedule prior to investing. When available, information about each Fund’s distribution schedule can be found on the Fund’s website at www.dailydeltaetfs.com.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to foreign, state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

DISTRIBUTION

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”), the Funds’ distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of assets of the respective Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information regarding how often Shares of a Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the applicable Fund can be found on the Funds’ website at www.dailydeltaetfs.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by an Exchange. The Exchanges are not responsible for, nor has any Exchange participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. An Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall any Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser, the Sub-Adviser, and the Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in any Fund particularly.

The Third Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) provides a detailed process for the bringing of derivative or direct actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on the Fund’s Trustees. The Declaration of Trust details various information, certifications, undertakings and acknowledgments that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. The Declaration of Trust further provides that shareholders owning Shares representing no less than a majority of the Fund’s outstanding shares must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by a Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action claiming injury as a shareholder of the Trust, or any Fund, where the matters alleged (if true) would give rise to a claim by the Trust or by the Trust on behalf of the Fund, unless the shareholder has suffered an injury distinct from that suffered by the shareholders of the Trust, or the Fund, generally. Under the Declaration of Trust, a shareholder bringing a direct claim must be a shareholder of a Fund with respect to which the direct action is brought at the time of the injury complained of or have acquired the shares afterwards by operation of law from a person who was a shareholder at that time. The Declaration of Trust further provides that a Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay shall be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust also requires that actions by shareholders against a Fund be brought exclusively in a federal or state court located within the State of Delaware. This provision will not apply to claims brought under the federal securities laws. Limiting shareholders’ ability to bring actions only in courts located in Delaware may cause shareholders economic hardship to litigate the action in those courts, including paying for travel expenses of witnesses and counsel, requiring retaining local counsel, and may limit shareholders’ ability to bring a claim in a judicial forum that shareholders find favorable for disputes, which may discourage such actions.

FINANCIAL HIGHLIGHTS

This section would ordinarily include Financial Highlights for the Funds. The Financial Highlights tables are intended to help you understand the performance of each Fund for that Fund’s periods of operations. Because the Funds have not yet commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

DailyDelta Funds

Adviser	Tidal Investments LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204	Sub-Adviser	Kelly Strategic Management, LLC (d/b/a Kelly Intelligence) 7887 East Belleview Avenue, Suite 1100 Denver, Colorado 80111
Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301, Portland, Maine 04101	Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204
Legal Counsel	Sullivan & Worcester LLP 1251 Avenue of the Americas, 19th Floor New York, New York 10020	Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Two Liberty Place 50 South 16th Street Philadelphia, Pennsylvania 19102	Custodian	U.S. Bank National Association 1555 North Rivercenter Dr. Milwaukee, Wisconsin 53212

Investors may find more information about the Funds in the following documents:

Statement of Additional Information: The Funds’ SAI provides additional details about the investments of each Fund and certain other additional information. A current SAI dated September 24, 2026, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance after the first fiscal year each Fund is in operation. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements.

You can obtain free copies of these documents, when available, request other information or make general inquiries about the Funds by contacting the Funds at the DailyDelta ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252 or calling 1-855-833-4222.

Shareholder reports and other information about the Funds will also be available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

●	Free of charge from the Funds’ Internet website at www.dailydeltaetfs.com; or

●	For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-24061)

DailyDelta Nasdaq 100® Call Options Strategy ETF (QUP)

DailyDelta Nasdaq 100® Put Options Strategy ETF (QDWN)

listed on The Nasdaq Stock Market, LLC

DailyDelta SP500 Call Options Strategy ETF (CALL)

DailyDelta SP500 Put Options Strategy ETF (PUTS)

DailyDelta R2000 Call Options Strategy ETF (RUP)

DailyDelta R2000 Put Options Strategy ETF (RDWN)

DailyDelta Bitcoin Call Options Strategy ETF (BTCX)

DailyDelta Bitcoin Put Options Strategy ETF (XBTC)

listed on Cboe BZX Exchange, Inc.

STATEMENT OF ADDITIONAL INFORMATION

September 24, 2026

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF (each an “Index Fund” and collectively, the “Index Funds”), DailyDelta Bitcoin Call Options Strategy ETF and DailyDelta Bitcoin Put Options Strategy ETF (each “Bitcoin Fund” and collectively the “Bitcoin Funds”; and together with the Index Funds, each a “Fund” and collectively the “Funds”), each a series of Tidal Trust IV (the “Trust”), dated September 24, 2026, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at 1-855-833-4222, visiting www.dailydeltaetfs.com, or writing to the DailyDelta ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252.

Each Fund’s audited financial statements for the most recent fiscal year (when available) will be incorporated into this SAI by reference to such Fund’s most recent Annual Certified Shareholder Report on Form N-CSR (File No. 811-24061). When available, a copy of each Fund’s Annual Certified Shareholder Report may be obtained at no charge by contacting the Funds at the address or phone number noted above.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple series, including the Funds. DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF and DailyDelta Bitcoin Put Options Strategy ETF. The Trust was organized as a Delaware statutory trust on June 8, 2023. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”) serves as investment adviser to each Fund. Kelly Strategic Management, LLC (d/b/a Kelly Intelligence) (the “Sub-Adviser”), serves as an investment sub-adviser to each Fund.

Each Fund offers and issues Shares at its net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares of DailyDelta Nasdaq 100® Call Options Strategy ETF and DailyDelta Nasdaq 100® Put Options Strategy ETF are listed on The Nasdaq Stock Market, LLC and share of DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF and DailyDelta Bitcoin Put Options Strategy ETF are listed on Cboe BZX Exchange, Inc each herein referred to as an “Exchange” and together as the “Exchanges.” Shares of each Fund trade on the Exchange at market prices that may differ from the Shares’ respective NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors, known as “Authorized Participants” or “APs,” purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus, under “Investment Objective” and “Principal Investment Strategies,” respectively. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to a Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Absence of a Prior Active Market. Although the Funds’ Shares are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for Fund Shares. There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case such Fund may be required to liquidate.

Indexes. Shares of the Funds are not sponsored, endorsed, or promoted by any of the Indexes, which include the Nasdaq 100 Index, S&P 500 Index, and the Russell 2000 Index.

Non-Diversification

Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that the Funds are not limited by the 1940 Act’s diversification requirements with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund, and therefore, those issuers may constitute a greater portion of such Fund’s portfolio. This may have an adverse effect on the Fund’s performance or subject its Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”).

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Although the Funds are non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Code, and to relieve such Fund of any liability for U.S. federal income tax to the extent that their earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that such Fund will meet its investment objectives. See “U.S. Federal Income Taxes” in this SAI for further discussion.

General Risks

The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, the Sub-Adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries or other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact each Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

DESCRIPTION OF PERMITTED INVESTMENTS.

The following are descriptions of the permitted investments and investment practices and associated risk factors. The Funds will invest in any of the following instruments or engage in any of the following investment practices only if such investment or activity is consistent with such Fund’s investment objective and permitted by such Fund’s stated investment policies. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Funds as disclosed in the Prospectus, and while such techniques and investments are permissible for a Fund to utilize, such Fund is not required to utilize such non-principal techniques or investments.

The Funds will invest directly in options contracts, short-term U.S. Treasury securities, cash and cash equivalents. Under normal circumstances, the Bitcoin Funds will seek exposure to other instruments through Underlying ETPs and the Index Funds will seek exposure to any of the other instruments or investment practices listed below will be indirect through exposure to the Nasdaq 100 Index, the S&P 500 Index, and the Russell 2000 Index, as applicable (with respect to each Index Fund, its “Index” and, together, the “Indexes”).

Borrowing. While the Funds do not intend to borrow for investment purposes, the Funds reserve the right to do so. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. The Funds also may enter into certain transactions, including reverse repurchase agreements, which can be viewed as constituting a form of leveraging by the Funds. Leveraging will exaggerate the effect on the net asset value per share (“NAV”) of the Funds of any increase or decrease in the market value of the Funds’ portfolio. Because substantially all of the Funds’ assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Funds will increase more when the Funds’ portfolio assets increase in value and decrease more when the Funds’ portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Generally, the Funds would use this form of leverage during periods when the Adviser believes that the Funds’ investment objective would be furthered.

The Funds also may borrow money to facilitate management of the Funds’ portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Funds promptly. As required by the 1940 Act, the Funds must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Funds’ assets should fail to meet this 300% coverage test, the Funds, within three days (not including Sundays and holidays), will reduce the amount of the Funds’ borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

2

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Funds’ total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, the Funds are authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Funds’ total assets in connection with any borrowing.

Commercial Paper. The Funds may invest in high-quality, short-term commercial paper. Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days. The Funds may invest up to 20% of their net assets in commercial paper.

Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of the Fund’s Shares to decline.

An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of a Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Types of Equity Securities:

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

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An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Smaller Companies. The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

Tracking Stocks. The Funds may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Rule 18f-4 under the 1940 Act permits the Funds to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4.

Derivative Instruments

Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

SEC Rule 18f-4 (“Rule 18f-4” or the “Derivatives Rule”) regulates the ability of a Fund to enter into derivative transactions and other leveraged transactions. The Derivatives Rule defines the term “derivatives” to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and options. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be “similar to” reverse repurchase transactions, such as certain securities lending transactions in connection with which a Fund obtains leverage. Among other things, under Rule 18f-4, a Fund is prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. The Derivatives Rule establishes limits on the derivatives transactions that a Fund may enter into based on the value-at-risk (“VaR”) of the Fund inclusive of derivatives. A Fund will generally satisfy the limits under the Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or the Fund’s own portfolio absent derivatives holdings, as determined by the Fund’s derivatives risk manager. This limits test is referred to as the “Relative VaR Test.” If a Fund determines that the Relative VaR Test is not appropriate in light of its strategy, subject to specified conditions, the Fund may instead comply with the “Absolute VaR Test.” A Fund will satisfy the Absolute VaR Test if the VaR of its portfolio does not exceed 20% of the value of the Fund’s net assets.

In addition, among other requirements, Rule 18f-4 requires a Fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding the Fund’s derivatives activities. These new requirements will apply unless a Fund qualifies as a “limited derivatives user,” which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets. It is possible that the limits and compliance costs imposed by the Derivatives Rule may adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

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Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. The Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. A Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser or Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

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As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and the Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

Closing out options (exchange-traded options). If the writer of an option wants to terminate its obligation, the writer may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the option writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund. Closing transactions allow a Fund to terminate its positions in written and purchased options. The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by a Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the Fund.

Over-the-counter options. Like exchange-traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer, including because of the dealer’s bankruptcy or insolvency. While a Fund uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange-traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option. The Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

The staff of the SEC has taken the position that purchased OTC options on securities are considered illiquid securities. Pending a change in the staff’s position, a Fund will treat such OTC options on securities as illiquid and subject to the Fund’s limitation on illiquid securities.

Interest rate caps. An interest rate cap is a type of OTC option. The buyer of an interest rate cap pays a premium to the seller in exchange for payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. The floating interest rate may be tied to a reference rate, a long-term swap rate or other benchmark. The amount of each payment is determined by reference to a specified “notional” amount of money. Interest rate caps do not involve the delivery of securities, other underlying instruments, or principal amounts. Accordingly, barring counterparty risk, the risk of loss to the purchaser of an interest rate cap is limited to the amount of the premium paid.

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An interest rate cap can be used to increase or decrease exposure to various interest rates, including to hedge interest rate risk. By purchasing an interest rate cap, the buyer of the cap can benefit from rising interest rates while limiting its downside risk to the amount of the premium paid. If a Fund buys an interest rate cap and the Adviser or Sub-Adviser is correct at predicting the direction of interest rates, the interest rate cap will increase in value. But if the Adviser or Sub-Adviser is incorrect at predicting the direction, the interest rate cap will expire worthless.

By writing (selling) an interest rate cap, the seller of the cap can benefit by receiving a premium in exchange for assuming an obligation to make payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. If interest rates rise above the agreed upon cap, the seller’s obligation to make payments may result in losses in excess of the premium received.

Correctly predicting the value of an interest rate cap requires an understanding of the referenced interest rate, and a Fund bears the risk that the Adviser or Sub-Adviser will not correctly forecast future market events, such as interest rate movements. Interest rate caps also involve the risks associated with derivative instruments generally, as described herein, including the risks associated with OTC options.

Risks of options. A Fund’s options investments involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Fund may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. The Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot affect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If the Fund, as a covered call option writer, is unable to affect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Adviser or Sub-Adviser is not successful in using options in managing a Fund’s investments, the Fund’s performance will be worse than if the Adviser or Sub-Adviser did not employ such strategies.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when they buy or sell futures contracts.

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To the extent a Fund invests in futures contracts, the Fund will generally buy and sell futures contracts on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. A Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if a Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

A Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Adviser or Sub-Adviser’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, a Fund’s overall performance will be poorer than if it had not entered into a futures contract. For example, if a Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

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Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as a Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law. For more information, see “Developing government regulation of derivatives” below.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (the exercise price). The purchase of a call or put option on a futures contract, whereby the Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, a Fund could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-U.S. currency against the U.S. dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer. For more general information about the mechanics of purchasing and writing options, see “Options” below.

Risks of options on futures contracts. A Fund’s use of options on futures contracts are subject to the risks related to derivative instruments generally. In addition, the amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

Swaps. Generally, swap agreements are contracts between a Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, a Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.

The Funds will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by a Fund and its counterparty with respect to a particular swap agreement are netted out, with such Fund receiving or paying, as the case may be, only the net difference in the two payments. A Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. A Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes such Fund). If the swap agreement does not provide for that type of netting, the full amount of such Fund’s obligations will be accrued on a daily basis.

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Comprehensive swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Funds customarily enter into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by such Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments (“variation margin”). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to such Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Currently, the Funds do not intend to typically provide initial margin in connection with uncleared swaps. However, rules requiring initial margin for uncleared swaps have been adopted and are being phased in over time. When these rules take effect, if a Fund is deemed to have material swaps exposure under applicable swap regulations, the Fund will be required to post initial margin in addition to variation margin.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. See “Risks of cleared swaps” below.

In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility (“SEF”) may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a Fund or may be received by a Fund in accordance with margin controls set for such accounts. If the value of a Fund’s cleared swap declines, the Fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. Conversely, if the market value of a Fund’s position increases, the FCM will post additional “variation margin” to the Fund’s account. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

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Credit default swaps. The “buyer” of protection in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, such Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration or default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA’s Determinations Committees with respect to particular components of the index.

ISDA’s Determinations Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the determination committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred.

For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

Interest rate swaps. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one party’s obligation is based on an interest rate fixed to maturity while the other party’s obligation is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Alternatively, both payment obligations may be based on an interest rate that changes in accordance with changes in a designated benchmark (also known as a “basis swap”). In a basis swap, the rates may be based on different benchmarks (for example, SOFR versus commercial paper) or on different terms of the same benchmark (for example, one-month SOFR versus three-month SOFR). Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to such Fund upon early termination of the swap.

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By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. Similarly, a basis swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge against or speculate on the spread between the two indexes, or to manage duration. An interest rate swap transaction is affected by change in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Inflation index swaps. An inflation index swap is a contract between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. Each party’s payment obligation under the swap is determined by reference to a specified “notional” amount of money. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value.

Equity total return swaps. A total return swap (also sometimes referred to as a synthetic equity swap or “contract for difference” when written with respect to an equity security or basket of equity securities) is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument or index thereof taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

Options on swap agreements. An option on a swap agreement generally is an OTC option (see the discussion above on OTC options) that gives the buyer of the option the right, but not the obligation, in return for payment of a premium to the seller, to enter into a previously negotiated swap agreement, or to extend, terminate or otherwise modify the terms of an existing swap agreement. The writer (seller) of an option on a swap agreement receives premium payments from the buyer and, in exchange, becomes obligated to enter into or modify an underlying swap agreement upon the exercise of the option by the buyer. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs.

There can be no assurance that a liquid secondary market will exist for any particular option on a swap agreement, or at any particular time, and a Fund may have difficulty affecting closing transactions in particular options on swap agreements. Therefore, such Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap agreement. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap agreement. In the event that the option on a swap is exercised, the counterparty for such option would be the same counterparty with whom the Fund entered into the underlying swap.

However, if a Fund writes (sells) an option on a swap agreement, such Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received. Options on swap agreements involve the risks associated with derivative instruments generally, as described above, as well as the additional risks associated with both options and swaps generally.

Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing. For more information, see “Cleared swaps” and “Risks of cleared swaps.”

An option on an interest rate swap (also sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest rate swap. A pay fixed option on an interest rate swap gives the buyer the right to establish a position in an interest rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term. Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest rate swap and therefore also the value of the option on the interest rate swap will change.

An option on a credit default swap is a contract that gives the buyer the right (but not the obligation), in return for payment of a premium to the option seller, to enter into a new credit default swap on a reference entity at a predetermined spread on a future date. This spread is the price at which the contract is executed (the option strike price). Similar to a put option, in a payer option on a credit default swap, the option buyer pays a premium to the option seller for the right, but not the obligation, to buy credit protection on a reference entity (e.g., a particular portfolio security) at a predetermined spread on a future date. Similar to a call option, in a receiver option on a credit default swap the option buyer pays a premium for the right, but not the obligation to sell credit default swap protection on a reference entity or index. Depending on the movement of market spreads with respect to the particular referenced debt securities between the time of purchase and expiration of the option, the value of the underlying credit default swap and therefore the value of the option will change. Options on credit default swaps currently are traded OTC and the specific terms of each option on a credit default swap are negotiated directly with the counterparty.

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Commodity-linked total return swaps. A commodity-linked total return swap is an agreement between two parties under which the parties agree to exchange a fixed return or interest rate on the notional amount of the swap for the return of a particular commodities index, commodity contract or basket of commodity contracts as if such notional amount had been invested in such index, commodity contract or basket of commodity contracts. For example, one party agrees to pay the other party the return on a particular index multiplied by the notional amount of the swap. In return, the other party makes periodic payments, such as at a floating interest rate, calculated based on such notional amount. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the SOFR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Funds will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser or Sub-Adviser to correctly to predict which types of investments are likely to produce greater returns. If the Adviser or Sub-Adviser, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of a Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If a Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to a Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually widespread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Funds’ swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and, also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of the funds’ identities as intended.

Certain U.S. Internal Revenue Service (“IRS”) positions may limit each Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect a Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” below.

Risks of uncleared swaps. Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. A Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect such Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

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Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by the Funds.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Funds are also subject to the risk that the FCM could use such Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

Finally, the Funds are subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.

Combined transactions. Each Fund may enter into multiple derivative instruments, and any combination of derivative instruments as part of a single or combined strategy (a “Combined Transaction”) when the Adviser or Sub-Adviser believes it is in the best interests of the Fund to do so. A Combined Transaction will usually contain elements of risk that are present in each of its component transactions.

Although Combined Transactions are normally entered into based on the Adviser or Sub-Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal(s), it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured investment companies, depositary receipts or other pooled investment vehicles. As shareholders of an ETF, the Funds will bear their pro rata portion of any fees and expenses of the ETFs. Although shares of ETFs are traded on an exchange, shares of certain ETFs may not be redeemable to the ETF. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

ETFs may be structured as broad based ETFs that invest in a broad group of stocks from different industries and market sectors; select sectors; or market ETFs that invest in debt securities from a select sector of the economy (e.g., Treasury securities) a single industry or related industries; other types of ETFs continue to be developed and the Funds may invest in them to the extent consistent with their investment objectives, policies and restrictions. The ETFs in which the Funds may invest are subject to the risks applicable to the types of securities and investments used by the ETFs.

ETFs may be actively managed or index-based. Actively managed ETFs are subject to management risk and may not achieve their objective if the ETF’s manager’s expectations regarding particular securities or markets are not met. An index based ETF’s objective is to track the performance of a specified index. Index based ETFs invest in a securities portfolio that includes substantially all of the securities in substantially the same amount as the securities included in the designated index. Because passively managed ETFs are designed to track an index, securities may be purchased, retained and sold at times when an actively managed ETF would not do so. As a result, shareholders of a Fund that invest in such an ETF can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if ETF were not fully invested in such securities. This risk is increased if a few component securities represent a highly concentrated weighting in the designated index. Unless permitted by the 1940 Act or an order or rule issued by the SEC (see “Investment Companies” below for more information), the Funds’ investments in unaffiliated ETFs that are structured as investment companies as defined in the 1940 Act are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a Fund to limit its investments in any one issue of ETFs to 5% of the Fund’s total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Fund’s investments in all ETFs may not currently exceed 10% of the Fund’s total assets under the 1940 Act, when aggregated with all other investments in investment companies. ETFs that are not structured as investment companies as defined in the 1940 Act are not subject to these percentage limitations.

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Fixed Income Securities. The Funds may invest in fixed income securities. Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, fixed income security prices rise when interest rates fall and fall when interest rates rise. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Funds will consider all circumstances deemed relevant in determining whether to continue to hold the security.

Fixed income investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding bonds are subject to more credit risk than lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed income securities resulting from the inverse relationship between the market value of outstanding fixed income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed income investments and a decline in interest rates will tend to increase their value.

Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life of, the security. Bonds are typically called when interest rates have declined because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. In the event of a bond being called, the Adviser or applicable Sub-Adviser may have to reinvest the proceeds in lower yielding securities to the detriment of the Funds.

Extension risk is the risk that an issuer may pay principal on an obligation slower than expected, having the effect of extending the average life and duration of the obligation. This typically happens when interest rates have increased.

Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a Fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years – the duration. Effective duration takes into account call features and sinking Fund prepayments that may shorten the life of a debt security. A number of factors, including changes in a central bank’s monetary policies or general improvements in the economy, may cause interest rates to rise. Fixed income securities with longer durations are more sensitive to interest rate changes than securities with shorter durations, making them more volatile. This means their prices are more likely to experience a considerable reduction in response to a rise in interest rates.

When investing in fixed income securities, the Funds may purchase securities regardless of their rating, including fixed income securities rated below investment grade – securities rated below investment grade are often referred to as high yield securities or “junk bonds”. High yield securities or “junk bonds,” are usually issued by smaller, less credit-worthy and/or highly leveraged (indebted companies) and involve special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility, and may be less liquid than higher rated fixed income securities. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment of principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment in the high yield security. In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on a Fund’s ability to accurately value high yield securities and the Fund’s assets and on the Fund’s ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

Fixed-Income Securities Ratings. Nationally recognized statistical rating organizations (together, rating agency) publish ratings based upon their assessment of the relative creditworthiness of rated fixed-income securities. Generally, a lower rating indicates higher credit risk, and higher yields are ordinarily available from fixed-income securities in the lower rating categories to compensate investors for the increased credit risk. Any use of credit ratings in evaluating fixed-income securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal, typically relying to a large extent on historical data. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect to risk of fluctuations in market value of the fixed-income security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a fixed-income obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including the arranger or issuer of the security that normally pays for that rating, and a low rating might affect future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating. Additionally, legislation has been enacted in an effort to reform rating agencies. The SEC has also adopted rules to require rating agencies to provide additional disclosure and reduce conflicts of interest, and further reform has been proposed. It is uncertain how such legislation or additional regulation might impact the ratings agencies business and the Adviser’s investment process.

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Prepayment risk occurs when a fixed-income investment held by a Fund may be repaid in whole or in part prior to its maturity. The amount of prepayable obligations a Fund invests in from time to time may be affected by general business conditions, market interest rates, borrowers’ financial conditions and competitive conditions among lenders. In a period of declining interest rates, borrowers may repay investments more quickly than anticipated, reducing the yield to maturity and the average life of the relevant investment. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases a relevant investment at a premium, prepayments may result in a loss to the extent of the premium paid. If a Fund buys such investments at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income. In a period of rising interest rates, prepayments of investments may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change an investment that was considered short- or intermediate-term at the time of purchase into a longer-term investment. Since the value of longer-term investments generally fluctuates more widely in response to changes in interest rates than short-term investments, maturity extension risk could increase the volatility of a Fund. When interest rates decline, the value of an investment with prepayment features may not increase as much as that of other fixed-income securities and, as noted above, changes in market rates of interest may accelerate or delay prepayments and thus affect maturities.

Illiquid Investments and Restricted Securities

Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit shall be observed continuously. If, through the appreciation of illiquid investments or the depreciation of liquid investments, the Fund were to be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted investments which are not readily marketable, such Fund will take such steps as set forth in its procedures as adopted by the Board.

Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to such Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the 1933 Act and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of such Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund has net redemptions, and could result in such Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by a Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, such Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information, which may restrict such Fund’s ability to conduct transactions in those securities.

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Investment Company Securities

The Funds may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle. The Funds generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market mutual funds, including unregistered money market funds, so long as a Fund does not pay a sales load or service fee in connection with the purchase, sale, or redemption or if such fees are paid, the Adviser waives its management fee in an amount necessary to offset the amounts paid.

If a Fund invests in and, thus, is a shareholder of another investment company, such Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.

Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the “acquired company”) provided that such Fund, immediately after such purchase or acquisition, does not own in the aggregate: (1) more than 3% of the total outstanding voting stock of the acquired company; (2) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (3) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Funds may also rely on Rule 12d1-4 under the 1940 Act, which provides an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if such Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Lending Portfolio Securities. Each Fund may lend portfolio securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. The Funds may terminate a loan at any time and obtain the return of the securities loaned. The Funds receive the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Funds are compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending fund or through one or more joint accounts, money market funds, or other investment companies (including ETFs) which may include those managed by the Adviser.

The Funds may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

The Funds will generally seek to recall securities on loan to vote on matters if the result of the vote may materially affect the investment. However, in some circumstances the Funds may be unable to recall the securities in time to vote or may determine that the benefits to the Funds of voting are outweighed by the direct or indirect costs of such a recall. In these circumstances, loaned securities may be voted or not voted in a manner adverse to the best interests of the Funds.

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Money Market Funds

The Funds may invest in underlying money market funds that either seek to maintain a stable $1 NAV (“stable NAV money market funds”) or that have a share price that fluctuates (“variable NAV market funds”). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Funds to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when a Fund sells the shares it owns they may be worth more or less than what such Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

Repurchase Agreements

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A “Business Day” is any day on which the New York Stock Exchange (“NYSE”) is open for regular trading. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund’s custodian bank until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of such Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

U.S. Government Securities

The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“FNMA”), the Government National Mortgage Association (“GNMA”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, GNMA pass- through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the FNMA, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of the FNMA and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by the FNMA and Freddie Mac are protected.

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On December 24, 2009, the U.S. Treasury amended the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. On August 17, 2012, the U.S. Treasury announced the Third Amendment to the Agreement that recalibrated the calculation of the quarterly dividends that Freddie Mac pays to the U.S. Treasury which eliminated the need for Freddie Mac circularly to borrow from the U.S. Treasury only then to pay dividends back to the U.S. Treasury. The Third Amendment suspended the periodic commitment fee for so long as the dividend amounts were based on net worth. The Third Amendment also eliminated the requirement that Freddie Mac obtain the U.S. Treasury’s consent for asset dispositions with a fair market value (individually or in aggregate) of less than $250 million, but required Freddie Mac to submit annual risk management plans to the U.S. Treasury. On December 21, 2017, a letter agreement between the U.S. Treasury and Freddie Mac changed the terms of the senior preferred stock certificates to permit Freddie Mac to retain a $3 billion capital reserve, quarterly. On September 30, 2019, the U.S. Treasury and the Federal Housing Finance Agency (FHFA), acting as Conservator to Freddie Mac, announced amendments to the senior preferred stock certificates that will permit Freddie Mac to retain earnings beyond the $3 billion capital reserves previously allowed through the letter agreements. Since January 6, 2014, FHFA has conducted an ongoing assessment of its obligations and statutory mandates in preparation for Freddie Mac’s eventual exit from conservatorship.

Risk Of Investing In The United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Funds have exposure. A decrease in imports or exports, changes in trade regulations, and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or the imposition of U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries continue to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Future Developments. The Trust’s Board of Trustees (the “Board”) may, in the future, authorize a Fund to invest in securities contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.
2.	Make loans, except to the extent permitted under the 1940 Act.
3.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business.
4.	Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.
6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, applicable to each Fund, except that each of the DailyDelta Bitcoin Call Options Strategy ETF and DailyDelta Bitcoin Put Options Strategy ETF (the "Bitcoin Funds") will have economic exposure that is concentrated to the industry, if any, assigned to bitcoin. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

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* If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except with respect to the borrowing of money. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of a Fund from the listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940; (2) the Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. Like all registered investment companies, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Sub-Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.

The full Board also receives reports from the Adviser as to investment risks of the Funds. In addition to these reports, from time to time the full Board receives reports from the Administrator and the Adviser as to enterprise risk management.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of each Fund’s investment management and business affairs are carried out by or through the Adviser, Sub-Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from a Fund’s and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

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Members of the Board. There are five members of the Board, four of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.

The Board is composed of a majority (80 percent) of Independent Trustees. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust, even though there is no Lead Independent Trustee. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a majority of the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal Trust IV, 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(3)
Luis Berruga Born: 1977	Trustee	Indefinite term; since 2025	Co-founder and Managing Partner, LBS Capital (family office) (2024 to present); Chief Executive Officer of Global X Management Company LLC (“Global X”) (2014 to 2023); Chief Operating Officer of Global X (2018 to 2023).	54	Independent Trustee, of Krane Shares Trust (31 series) (2024 to present); Independent Director, Sol Strategies (March 2025 to present); Independent Director VistaOne Fund (January 2025 to present); Interested Trustee of Global X Funds (2018 to 2023).
Alisa Maute Born: 1978	Trustee	Indefinite term; since 2025	Head of Growth and New Client Development, Mercer Advisors (RIA) (2025 to present); Executive Vice President, Investment Product Management and Retirement, LPL Financial (2024); Executive Vice President, Advisor Growth Solutions, LPL Financial (2021 to 2024); Head of Strategic Partnerships, WisdomTree ETFs (2019 to 2021).	54	Board Member, The Private Trust Company (February 2024 to September 2024).
Ashi Parikh Born: 1966	Trustee	Indefinite term; since 2025	President and Chief Investment Officer, Venturi Private Wealth (investment management firm) (2022 to present).	54	Board of Directors Member, Investment Working Group, The Ohio State University Endowments and Foundation (2016 to present); Board of Directors, World Methodist Council, Investment Committee (2018 to present); Trustee, Professionally Managed Portfolios (27 series) (since 2020).

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Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Eric W. Falkeis(4) Born: 1973	President, Principal Executive Officer, Trustee, and Chairman	Principal Executive Officer since 2025, Indefinite term; Trustee since 2025, Indefinite term; and Chairman, since 2025, Indefinite term	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018)	718	Independent Director, Muzinich Direct Lending Income Fund, Inc. (since 2023); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (since 2011); Trustee and Chairman of Tidal Trust I (since 2018); Trustee and Chairman of Tidal Trust II (since 2022).

(1)	The Trustees have designated a mandatory retirement age of 78, such that each Trustee, serving as such on the date he or she reaches the age of 78, shall submit his or her resignation not later than the last day of the calendar year in which his or her 78th birthday occurs.

(2)	The group of Funds sponsored by Tidal and managed by Tidal or its affiliates, including Tidal Trust I, Tidal Trust II, Tidal Trust III, the Trust (Tidal Trust IV), and Tidal Trust V.

(3)	All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act.

(4)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Individual Trustee Qualifications

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. The Board annually conducts a ’self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to serve effectively as Trustees of the Trust.

Mr. Berruga’s Trustee attributes include his extensive knowledge of and experience in the financial services industry. In particular, Mr. Berruga has extensive experience managing a global investment advisory firm and exchange-traded fund sponsor. Mr. Berruga has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Berruga possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Ms. Maute’s Trustee attributes include her extensive experience in the asset and wealth management industries. In particular, Ms. Maute has extensive experience in the distribution of ETF products. The Board believes Ms. Maute possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Parikh’s Trustee attributes include his substantial investment and executive experience in the asset management industry, including his former position as Chief Executive Officer and Chief Investment Officer of RidgeWorth Investments (global investment management firm with over $41 billion in assets). Mr. Parikh has ongoing responsibility as a member of the Investment Working Group as part of the Board of Directors for the Ohio State University Endowments & Foundation, as well as an ongoing position as a member of the Investment Committee for the World Methodist Council Endowment Fund (a charitable religious foundation). The Board believes Mr. Parikh possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Falkeis’ Trustee attributes include his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, a full service provider to ETFs, mutual funds, and alternative investment products, from 1997 to 2013, as well as a Trustee and Chairman of the Tidal Trust I, from 2018 to present, Trustee and Chairman of the Tidal Trust II, from 2022 to present, and Trustee and Chairman of the Tidal Trust V, from 2025 to present. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. The Board believes Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust and is chaired by an Independent Trustee. Mr. Berruga is chair of the Audit Committee, and he presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter. The principal responsibilities of the Audit Committee include overseeing the Trust’s accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trust’s financial statements and the independent audits thereof; monitoring the independent auditor’s qualifications, independence, and performance; acting as a liaison between the Trust’s independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trust’s independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trust’s independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to each Fund’s financial statements, (3) consider the independent auditors’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls and Trust management’s responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and each Fund’s shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the preparation of each Fund’s financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trust’s principal executive officer and principal accounting officer during their certification process for each Fund’s Form N-CSR. As of the date of this SAI, the Audit Committee met onetime with respect to the Funds.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities). As of the date of this SAI, the QLCC has not met with respect to the Trust.

Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating and Governance Committee generally will not consider nominees recommended by shareholders. The Nominating and Governance Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Ms. Maute is the chair of the Nominating and Governance Committee. The Nominating Committee meets periodically, as necessary, but at least annually. Because the Funds have not yet commenced operations, the Nominating and Governance Committee has not yet met or taken any action with respect to the Funds as of the date of the SAI.

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Investment Committee. The Board has a standing Investment Committee that is comprised of all of the Independent Trustees. The Investment Committee has appointed Mr. Parikh as the Chairperson of the Committee. The Investment Committee generally meets on a quarterly basis to review performance of the various series of the Trust and report back to the Board. Because the Funds have not yet commenced operations, the Investment Committee has not yet met or taken any action with respect to the Funds as of the date of the SAI.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal Trust IV, 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis Born: 1973	President and Principal Executive Officer	Indefinite term; since 2025	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	Indefinite Term; since 2025	Chief Compliance Officer (since 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Director, Hadron Specialty Insurance Company (since 2023); Compliance Advisor (2022 to 2023), Tidal Investments.
Aaron J. Perkovich Born: 1973	Treasurer; Principal Financial Officer and Principal Accounting Officer	Indefinite Term; since 2025	SVP of Fund Administration (since 2024), Head of Fund Administration (2023 to 2024), Fund Administration Manager, (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
Ally L. Mueller Born: 1979	Senior Vice President	Indefinite term; since 2025	SVP of Launches & Client Success Management (since 2025), Head of ETF Launches and Client Success (2023 to 2024), Head of ETF Launches and Finance Director (2019 to 2023).
Lissa M. Richter Born: 1979	Vice President	Indefinite Term; since 2025	VP of Fund Governance and Compliance (since 2024); ETF Regulatory Manager, (2021 to 2023) Tidal ETF Services LLC.
Kelly J. Lavari Born: 1967	Secretary	Indefinite term; since 2025	VP of Fund Governance and Compliance (since 2024), Fund Governance Specialist (2023 to 2024), Compliance Manager – Global Credit Finance, State Street Bank & Trust (2016 to 2023).
Patricia Sturdivant Born: 1982	Assistant Treasurer	Indefinite term; since 2026	VP of Fund Administration, Tidal ETF Services LLC (since 2025); VP of Client Program Office (2022 to 2025), AVP of Regulatory Reporting (2018 to 2022), State Street Corporation

1 Mr. Falkeis is considered an interested person of the Trust due to his positions as Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

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Trustee Ownership of Shares. Each Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

As of the date of this SAI, the Funds had not yet commenced operations and no Shares were outstanding.

Board Compensation

Each Independent Trustee receives $7,500 payable for each regular and special meeting attended and allocated among the funds in the Tidal Trust IV Fund Complex. In addition, the Lead Independent Trustee receives an annual retainer of $15,000. The Independent Trustees also receive reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. The Trust has no pension or retirement plan.

The following table shows the compensation estimated to be earned by each Trustee for the Funds’ current fiscal year ending August 31, 2027. Independent Trustee fees are an obligation of the Trust and are paid by the Adviser, as are other Trust expenses. The Trust pays the Adviser a unitary fee which the Adviser uses to pay Trust expenses. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Estimated Aggregate Compensation From Fund	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Eric Falkeis	$0	$0
Independent Trustees
Luis Berruga	$0	$45,000
Alisa Maute	$0	$30,000
Ashi Parikh	$0	$30,000

(1)	Compensation is based on estimated amounts for the fiscal year ending August 31, 2027.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Funds.

As of the date of this SAI, the Funds had not yet commenced operations and no Shares were outstanding.

CODES OF ETHICS

The Trust, the Adviser, and the Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Sub-Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Adviser, or the Sub-Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, Adviser, or the Sub-Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be found on the SEC’s website at http://www.sec.gov.

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PROXY VOTING POLICIES

Each Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that will be used when voting proxies on behalf of the Funds.

In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of each Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

When available, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling 1-855-833-4222, (2) on the Fund’s website at www.dailydeltaetfs.com, or (3) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Tidal Investments LLC, (“Tidal” or the “Adviser”) a Tidal Financial Group company, located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, serves as investment adviser to each Fund and has overall responsibility for the general management and administration of each Fund.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to each Fund and oversees the day-to-day operations of each Fund subject to the direction and oversight of the Board. The Adviser is responsible for trading portfolio securities and financial instruments for the Fund, including selecting broker-dealers to execute purchase and sale transactions. Under the Advisory Agreement, the Adviser is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. The Adviser provides oversight of the Sub-Adviser and reviews the Sub-Adviser’s performance. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by such Fund except for the Excluded Expenses, as defined in the Prospectus. For services provided to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 1.35% based on the Fund’s average daily net assets.

The Advisory Agreement with respect to the Funds will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.

The Funds are new and have not paid fees to the Adviser pursuant to the Advisory Agreement as of the date of this SAI.

INVESTMENT SUB-ADVISER

The Adviser has retained Kelly Strategic Management, LLC (“Kelly Intelligence” or the “Sub-Adviser”), located at 7887 East Belleview Avenue, Suite 1100 Denver, Colorado 80111, to serve as investment sub-adviser to each Fund pursuant to a sub-advisory agreement between the Adviser and Kelly Intelligence (the “Sub-Advisory Agreement”). Kelly Intelligence is responsible for the day-to-day management of each Fund’s portfolio, subject to the supervision of the Adviser and the Board. For its services, Kelly Intelligence is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.01% of each Fund’s average daily net assets. Kelly Intelligence has agreed to assume a portion of the Adviser’s obligation to pay expenses incurred by one or more of the Funds, except for the sub-advisory fee payable to Kelly Intelligence and Excluded Expenses. For assuming the payment obligations for each Fund, the Adviser has agreed to pay Kelly Intelligence a portion of the profits, if any, generated by the Fund’s unitary management fee. Such expenses incurred by a Fund and paid by Kelly Intelligence include fees charged by Tidal ETF Services, LLC, the Fund’s administrator and an affiliate of the Adviser.

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Sub-Advisory Agreement

The Sub-Advisory Agreement with respect to each Fund will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time, without penalty, by the Board, including a majority of the Independent Trustees, or by the vote of a majority of the outstanding voting securities of respective Fund, on 60 days’ written notice to the Adviser and Kelly Intelligence, or by the Adviser or Sub-Adviser on 60 days’ written notice to the Trust and the other party. The Sub-Advisory Agreement provides that Kelly Intelligence shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Funds are new, and the Adviser has not paid fees with respect to the Funds to Kelly Intelligence as of the date of this SAI.

PORTFOLIO MANAGERS

The Funds are each managed jointly and primarily by Kevin Kelly and Gerry O’Donnell of the Sub-Adviser and Scott Snyder and Mathew Brandt of the Adviser.

Other Accounts. In addition to the Funds, the portfolio managers managed the following other accounts as of July 31, 2026.

Kevin Kelly, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	8	$98.68	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Gerry O’Donnell, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	8	$98.68	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Scott Snyder, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	78	$9,505.64	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

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Mathew Brandt, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	53	$6,879.54	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Portfolio Manager Fund Ownership. The Funds are required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Funds had not yet commenced operations and no Shares were owned by the portfolio managers.

Portfolio Manager Compensation for the Sub-Adviser. Messrs. Kelly and O’Donnell are compensated by the Sub-Adviser in the form of base salary that is determined by the advisory fee revenue generated by the firm’s assets under management. Thus, their compensation is intended to be aligned with the interests of the firm’s clients, including the Fund and its investors. Messrs. Kelly and O’Donnell may also earn a bonus each year based on the profitability of the Sub-Adviser. No compensation is directly related to the performance of the underlying assets.

Portfolio Manager Compensation for the Adviser. Each portfolio manager of the Adviser is compensated by the Adviser with a base salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Fund. To the extent a portfolio manager is an equity owner of the Adviser, such portfolio manager may benefit indirectly from the revenue generated by the Funds’ Advisory Agreement with the Adviser.

Description of Material Conflicts of Interest. A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his/her management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Fund. Therefore, a potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, each Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the applicable Sub-Adviser manages are fairly and equitably allocated.

THE DISTRIBUTOR

The Trust and Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of each Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

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The Funds are new and have not incurred any underwriting commissions and the Distributor has not retained any amounts as of the date of this SAI.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to each Fund or its shareholders), may pay certain broker dealers, banks, and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars, and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to such adviser, broker, or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker, or investment professional if they receive similar payments from their Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments their Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call 1-855-833-4222.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Independent Trustees”). None of the Trustees have a direct or indirect financial interest in the Plan or in any agreements related to the Plan. The Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit the Funds by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance the Funds’ ability to sell shares and access important distribution channels.

The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Independent Trustees.

The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

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Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.

ADMINISTRATOR

Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator. The Administrator is located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204. Pursuant to a Fund Administration Servicing Agreement between the Trust and the Administrator. The Administrator provides the Trust with, or arranges for, administrative, compliance, and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of the Administrator serve as the Trust’s principal executive officer, principal financial officer, and chief compliance officer, the Administrator coordinates the payment of Fund-related expenses, and the Administrator manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Administrator receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. The Administrator also is entitled to certain out-of-pocket expenses for the services mentioned above.

The Funds are new, and the Administrator has not received any fees for administrative services to the Funds as of the date of this SAI.

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and fund accountant.

Pursuant to a Transfer Agent/Fund Accounting Servicing Agreement between the Trust and Global Fund Services, Global Fund Services provides transfer agency and fund accounting services to the Funds. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the transfer agency and fund accounting services, the Adviser pays Global Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Global Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The Funds are new, and Global Fund Services has not received any fees for transfer agency services or fund accounting services to the Funds as of the date of this SAI.

CUSTODIAN

Pursuant to a Custody Agreement, U.S. Bank National Association (“U.S. Bank”), 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of each Fund’s assets. U.S. Bank is the parent company of Global Fund Services. The Custodian holds and administers the assets in the Funds’ portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1251 Avenue of the Americas, 19th Floor, New York, NY 10020, serves as legal counsel for the Trust and the Independent Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP, Two Liberty Place 50 South 16th Street, Philadelphia, Pennsylvania 19102, serves as the independent registered public accounting firm for each Fund.

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PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day that the Funds are open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

DESCRIPTION OF SHARES

The Declaration of Trust (“Declaration of Trust”) authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in such Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of such Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters upon the written request of shareholders holding at least a majority of the outstanding shares of the Trust entitled to vote at such meeting. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee or officer of the Trust, and upon the due approval of the Trustees, each person who is, or has been an employee or agent of the Trust, and, upon due approval of the Trustees, any person who is serving or has served at the Trust’s request as a director, officer, partner, trustee, employee, agent, or fiduciary of another organization with respect to any alleged acts or omissions while acting within the scope of a Trustee’s service in such a position. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for a Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Adviser and Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser and Sub-Adviser will rely upon their respective experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser and Sub-Adviser owe fiduciary duties to their clients to seek to provide best execution on trades effected. In selecting a broker/ dealer for each specific transaction, the Adviser and Sub-Adviser each chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/ dealers. The Adviser and Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

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Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Purchase and Redemption of Shares in Creation Units — Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and ” — Redemption Transaction Fee”, a Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of a Fund’s shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute such Fund’s portfolio transactions in connection with such orders.

The Adviser and Sub-Adviser each may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser and Sub-Adviser do not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser and Sub-Adviser under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser or Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.

Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser or Sub-Adviser but only if the Adviser or Sub-Adviser, as applicable, determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.

The Adviser and Sub-Adviser each faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser or Sub-Adviser, as applicable, can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s or Sub-Adviser’s expenses to the extent that the Adviser or Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser and Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser and Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit the Adviser, the Sub-Adviser, the Affiliates, or other accounts managed by the Adviser or Sub-Adviser effectively cross subsidizing the other accounts managed by the Adviser or Sub-Adviser that benefit directly from the product. The Adviser and Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of each Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser or any other Affiliate are considered at or about the same time, transactions in such securities are allocated among them in a manner deemed equitable and consistent with relevant fiduciary obligations. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Funds are new and have not paid any brokerage commissions as of the date of this SAI.

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Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds or the Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

The Funds are required to identify the securities of their “regular brokers or dealers” that the Funds have acquired during its most recent fiscal year. The Funds are new and did not own equity securities of its regular broker-dealers or their parent companies as of the date of this SAI.

Directed Brokerage

The Funds are new and did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or the Sub-Adviser.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Funds are the ten brokers or dealers that, during the most recent fiscal year: (1) received the greatest dollar amounts of brokerage commissions from a Fund’s portfolio transactions; (2) engaged as principal in the largest dollar amounts of portfolio transactions of a Fund; or (3) sold the largest dollar amounts of Shares.

The Funds are new and did not own equity securities of its regular broker-dealers or their parent companies as of the date of this SAI.

PORTFOLIO TURNOVER RATE

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities and securities transferred in-kind) by the average market value of such Fund. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

The Funds are new and does not have a portfolio turnover rate to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

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Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number, and at such place as such DTC Participant may reasonably request, in order that such notice, statement, or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interest in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for regular trading. In general, any Fund Deposit (as defined below) or Additional Cash Deposit (as also defined below) corresponding to the placement of an order to purchase Creation Units must be transferred and delivered to the Custodian by no later than 2 p.m. Eastern Time for a Fund on the contractual settlement date (or such other time as specified by the Trust and disclosed to Authorized Participants) (in each instance, the “Deposit Deadline”).

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

Each Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the applicable Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

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The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund may change from time to time.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units is generally the Closing Time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, each Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of a Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Deposit Deadline. If the applicable Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the contractual settlement date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the contractual settlement date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of such Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian no later than the Deposit Deadline. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by the Deposit Deadline, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

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Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent, the Adviser, and the Sub-Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The typical settlement date for each transaction will be within one day of the transaction (commonly referred to as “T+1”), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. The Authorized Participant shall be liable to the Funds for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by the Deposit Deadline. If the applicable Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the contractual settlement date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a Fund including if (1) the order is not in proper form; (2) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (3) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (4) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (5) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (6) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will only do so in a manner consistent with any current or future SEC rulemaking or guidance relating thereto, provided that, no such suspension of the issuance of creation units will be done in a matter that impairs the arbitrage mechanism for investors.

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Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Funds, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
DailyDelta Nasdaq 100® Call Options Strategy ETF	$300	2%
DailyDelta Nasdaq 100® Put Options Strategy ETF	$300	2%
DailyDelta SP500 Call Options Strategy ETF	$300	2%
DailyDelta SP500 Put Options Strategy ETF	$300	2%
DailyDelta R2000 Call Options Strategy ETF	$300	2%
DailyDelta R2000 Put Options Strategy ETF	$300	2%
DailyDelta Bitcoin Call Options Strategy ETF	$300	2%
DailyDelta Bitcoin Put Options Strategy ETF	$300	2%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities (defined below) from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, A FUND WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

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The typical settlement date for each redemption transaction will be within one day of the transaction (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for a Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to each Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Name of Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
DailyDelta Nasdaq 100® Call Options Strategy ETF	$300	2%
DailyDelta Nasdaq 100® Put Options Strategy ETF	$300	2%
DailyDelta SP500 Call Options Strategy ETF	$300	2%
DailyDelta SP500 Put Options Strategy ETF	$300	2%
DailyDelta R2000 Call Options Strategy ETF	$300	2%
DailyDelta R2000 Put Options Strategy ETF	$300	2%
DailyDelta Bitcoin Call Options Strategy ETF	$300	2%
DailyDelta Bitcoin Put Options Strategy ETF	$300	2%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the Closing Time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds will generally be made by the next Business Day following the trade date, as discussed above.

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The Trust may in its discretion exercise its option to cause a Fund to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the applicable Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares of such Fund based on the NAV of Shares of such Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by Global Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating each Fund’s NAV per Share, such Fund’s investments are generally valued using pricing services. The Funds may use various pricing services, or discontinue the use of any pricing service, as approved by the Adviser from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources. For assets traded on an exchange, the Funds may value investments using market valuations. A market valuation generally means a valuation (1) obtained from an exchange, a pricing service, or a major market maker (or dealer), (2) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (3) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share.

When market prices are not “readily available” or are deemed to be unreliable, consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Fund’s Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”

General Policies. Each Fund intends to pay out dividends and interest income, if any, monthly  and distribute any net realized capital gains to its shareholders at least annually. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

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Each Fund will declare and pay income and capital gain distributions, if any, in cash. Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Each Fund makes additional distributions to the extent necessary (1) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (2) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve each Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income at the Fund level.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the applicable Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of such Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and their respective shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their respective shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years before January 1, 2026. There were only minor changes with respect to the specific rules applicable to RICs, such as the Funds. The Tax Act, however, also made numerous other changes to the tax rules that may affect shareholders and the Funds. Subsequent legislation has modified certain changes to the U.S. federal income tax rules made by the Tax Act which may, in addition, affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how this legislation affects your investment in a Fund.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.

Taxation of the Funds. Each Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, each Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, a Fund must distribute in each taxable year at least 90% of its “investment company taxable income” (before the deduction for dividends paid) for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain, and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”), and also must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (2) at the end of each quarter of a Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

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To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, such Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in such Fund’s NAV.

Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, subject to special rules in the event the Fund makes an election under Section 4982(e)(4) of the Code, (commonly referred to as “post-October losses”), and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for either the one-year period ending on October 31 of that year, or, if the Fund makes an election under Section 4982(e)(4) of the Code, the Fund’s fiscal year, subject to an increase for any shortfall in the prior year’s distribution. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. The Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

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Taxation of Shareholders – Distributions. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates.

Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain “qualified foreign corporations.” Subject to certain limitations, “qualified foreign corporations” include those incorporated in territories of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, such Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if the Fund does not meet certain holding period and other requirements with respect to dividend paying stocks in its portfolio, or the shareholder does not meet certain holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable to shareholders as ordinary income.

In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who have not held Shares for a full year should be aware that the Funds may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of such Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.

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To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

The Funds may be subject to foreign taxes on income earned with respect to securities of foreign corporations.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for an exchanger who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares composing the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of each Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments. Certain of each Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding Fund-level income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

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Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that they are not subject to “backup withholding;” or (4) fails to provide a certified statement that they are a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Foreign Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund if, for example, (1) such Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (2) such Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (3) Shares in such Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

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Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Foreign Investments. Dividends and interest received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

If more than 50% of the value of the Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that the Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by the Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.

If the Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

The Fund may be eligible to treat a PFIC as a “qualified electing fund” (“QEF”) under the Code in which case, in lieu of the foregoing requirements, the Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. To make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. To distribute this income and avoid a tax at the Fund level, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Amounts included in income each year by the Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income Requirement (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

Other Issues. In those states which have income tax laws, the tax treatment of the Funds and of Funds’ shareholders with respect to distributions by the Funds may differ from federal tax treatment.

FINANCIAL STATEMENTS

Financial statements and annual reports will be available after the Funds have completed a fiscal year of operations. When available, you may request a copy of each Fund’s annual report at no charge by calling 1-855-833-4222 or through the Funds’ website at www.dailydeltaetfs.com.

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TIDAL TRUST IV

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.		Description of Exhibit
(a)	(i)	Certificate of Trust of Tidal Trust IV (the “Trust” or the “Registrant”), previously filed with the Trust’s registration statement on Form N-1A on March 7, 2025, is hereby incorporated by reference.
	(ii)	Amendment to Certificate of Tidal Trust IV, previously filed with the Trust’s registration statement on Form N-1A on March 7, 2025, is hereby incorporated by reference.
	(iii)	Registrant’s Declaration of Trust, previously filed with the Trust’s registration statement on Form N-1A on March 7, 2025, is hereby incorporated by reference.
(b)		Amended and Restated Registrant’s By-Laws dated March 17, 2026, previously filed with Post-Effective Amendment No. 25 on Form N-1A on June 12, 2026, and is incorporated herein by reference.
(c)		Instruments Defining Rights of Security Holders – See relevant portions of Declaration of Trust and By-Laws.
(d)	(i)	Investment Advisory Agreement between the Trust (for Voya Core Bond ETF, Voya Multi-Sector Income ETF and Voya Ultra Short Income ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.
	(ii)	Investment Advisory Agreement between the Trust (for Portfolio Building Block European Banks Index ETF, Portfolio Building Block World Pharma and Biotech Index ETF, and Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 5 on Form N-1A on October 27, 2025 and is incorporated herein by reference.
(i) First Amendment to the Advisory Agreement between the Trust (for Portfolio Building Block World Ex US Industrials ETF, Portfolio Building Block US Banks ETF, Portfolio Building Block World Consumer Staples ETF, Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF, Portfolio Building Block 1X Inverse US Value Daily Target ETF, Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth Daily Target ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 20 on Form N-1A on May 19, 2026 and is incorporated herein by reference.
(ii) Investment Advisory Agreement between the Trust (for Portfolio Building Block Tactical Multipurpose ETF) – to be filed by amendment.
	(iii)	Investment Advisory Agreement between the Trust (for LOGIQ Contrarian Opportunities ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 8 on Form N-1A on December 8, 2025, is hereby incorporated by reference.
	(iv)	Investment Advisory Agreement between the Trust (for VegaShares AI Frontier ETF, VegaShares Space & AI ETF, VegaShares AI & Social Media ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 25 on Form N-1A on June 12, 2026, and is incorporated herein by reference.
(i) First Amendment to the Investment Advisory Agreement between the Trust (for VegaShares AI Inference ETF, VegaShares AI Metals, Miners & Materials ETF, VegaShares Junior AI ETF, VegaShares AI Storage ETF, VegaShares Trillions ETF, VegaShares AI Thermal, Cooling & Power Management ETF, VegaShares AI Networking ETF, VegaShares AI Rack Hardware ETF, VegaShares AI Fab Equipment ETF, VegaShares AI Compute ETF, VegaShares AI Energy ETF, VegaShares Multilayer Ceramic Capacitors ETF, VegaShares Printed Circuit Boards ETF, VegaShares AI Testing Equipment ETF, VegaShares Edge AI ETF, VegaShares Silicon Silicates ETF, VegaShares Silicon Wafers ETF VegaShares Cross Asset Premium Income ETF, VegaShares Short Volatility Premium Income ETF, VegaShares Triple Source Income ETF VegaShares AI Inference Infrastructure ETF and VegaShares AI On-Devices ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
(iii) Second Amendment to the Investment Advisory Agreement between the Trust (for VegaShares AI Advanced Chip Packaging ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
	(v)	Investment Advisory Agreement between the Trust and Tidal Investments LLC, previously filed with the Trust’s registration statement on Form N-1A on June 20, 2025, is hereby incorporated by reference.
(i) First Amendment to the Investment Advisory Agreement between the Trust (for Defiance AI Hyperscale Leaders ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 33 on Form N-1A on July 7, 2026 and is incorporated herein by reference.
(ii) Second Amendment to the Investment Advisory Agreement between the Trust (for Defiance AI Hyperscale ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
(vi)	Investment Advisory Agreement between the Trust (for Emerging Markets AI ETF, Emerging Markets AI MAG 3 ETF, Emerging Markets Memory ETF, Emerging Markets Semiconductor ETF, China AI Tigers LLM ETF, China AI ETF and Emerging Markets GPU ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 40 on Form N-1A on August 11, 2026 and is incorporated herein by reference.

(i) First Amendment to the Investment Advisory Agreement between the Trust (for Emerging Markets Optical & Photonics ETF) and Tidal Investments LLC– to be filed by amendment.
(vii)	Investment Advisory Agreement between the Trust (for DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF and DailyDelta Bitcoin Put Options Strategy ETF) and Tidal Investments LLC, filed herewith.
(viii)	Investment Advisory Agreement between the Trust (for Raub Brock Dividend Growth ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
(ix)	Investment Advisory Agreement between the Trust (for MayTech Global Growth ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 53 on Form N-1A on September 4, 2026, is hereby incorporated by reference.
(x)	Investment Advisory Agreement between the Trust (for Silvia Anti-Money Printer ETF, Silvia Best Ideas ETF, Silvia Bitcoin Treasury mNAV Discount ETF, Silvia [Elon] ETF, and Silvia [Jensen] Interview ETF) and Tidal Investments LLC – to be filed by amendment.
(xi)	Investment Advisory Agreement between the Trust (for Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon) and Tidal Investments LLC – to be filed by amendment.
(xii)	Investment Advisory Agreement between the Trust (for Manifold Equity Market Neutral ETF) and Tidal Investments LLC – to be filed by amendment.
(xiii)	Investment Advisory Agreement between the Trust (for The Sector Rotation Long/Short ETF) and Tidal Investments LLC – to be filed by amendment.
(xiv)	Investment Advisory Agreement between the Trust (for Emerging Markets Adaptable ETF, International Adaptable ETF, US Adaptable ETF, International Small Cap ETF and US Small Cap ETF) and Tidal Investments LLC – to be filed by amendment.
(xv)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Voya Investment Management Co. LLC (for Voya Core Bond ETF, Voya Multi-Sector Income ETF and Voya Ultra Short Income ETF), previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.
(xvi)	Investment Sub-Advisory Agreement between Tidal Investments LLC and LOGIQ Capital LLC (for LOGIQ Contrarian Opportunities ETF), previously filed with Post-Effective Amendment No. 8 on Form N-1A on December 8, 2025, is hereby incorporated by reference.
(xvii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Vega Capital Partners LLC (for VegaShares AI Frontier ETF, VegaShares Space & AI ETF, VegaShares AI & Social Media ETF), previously filed with Post-Effective Amendment No. 25 on Form N-1A on June 12, 2026, and is incorporated herein by reference.
(i) First Amendment to the Investment Sub-Advisory Agreement between Tidal Investments LLC and Vega Capital Partners LLC (for VegaShares AI Inference ETF, VegaShares AI Metals, Miners & Materials ETF, VegaShares Junior AI ETF, VegaShares AI Storage ETF, and VegaShares Trillions ETF, VegaShares AI Thermal, Cooling & Power Management ETF, VegaShares AI Networking ETF, VegaShares AI Rack Hardware ETF, VegaShares AI Fab Equipment ETF, VegaShares AI Compute ETF, VegaShares AI Energy ETF, VegaShares Multilayer Ceramic Capacitors ETF, VegaShares Printed Circuit Boards ETF, VegaShares AI Testing Equipment ETF, VegaShares Edge AI ETF, VegaShares Silicon Silicates ETF, VegaShares Silicon Wafers ETF VegaShares Cross Asset Premium Income ETF, VegaShares Short Volatility Premium Income ETF, VegaShares Triple Source Income ETF VegaShares AI Inference Infrastructure ETF and VegaShares AI On-Devices ETF), previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
(ii) Second Amendment to the Investment Sub-Advisory Agreement between the Tidal Investments LLC and Vega Capital Partners LLC (for VegaShares AI Advanced Chip Packaging ETF), previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
(xviii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and EMQQ Global, LLC (for Emerging Markets AI ETF, Emerging Markets AI MAG 3 ETF, Emerging Markets Memory ETF, Emerging Markets Semiconductor ETF, China AI Tigers LLM ETF, China AI ETF and Emerging Markets GPU ETF), previously filed with Post-Effective Amendment No. 40 on Form N-1A on August 11, 2026 and is incorporated herein by reference.
(i) First Amendment to the Investment Sub-Advisory Agreement between Tidal Investments LLC and EMQQ Global, LLC (for Emerging Markets Optical & Photonics ETF – to be filed by amendment.

	(xix)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Kelly Strategic Management, LLC (for DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF and DailyDelta Bitcoin Put Options Strategy ETF), filed herewith
	(xx)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Raub Brock Capital Management, LP (for Raub Brock Dividend Growth ETF), previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
	(xxi)	Investment Sub-Advisory Agreement between Tidal Investments LLC and MayTech Global Investments LLC (for MayTech Global Growth ETF), previously filed with Post-Effective Amendment No. 53 on Form N-1A on September 4, 2026, is hereby incorporated by reference.
	(xxii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Fisher Asset Management, LLC (for Portfolio Building Block Tactical Multipurpose ETF) – to be filed by amendment.
	(xxiii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and ProCap Investment Advisers, LLC (for Silvia Anti-Money Printer ETF, Silvia Best Ideas ETF, Silvia Bitcoin Treasury mNAV Discount ETF, Silvia [Elon] ETF, and Silvia [Jensen] Interview ETF) – to be filed by amendment.
	(xxiv)	Investment Sub-Advisory Agreement between Tidal Investments LLC and C.J. Lawrence®, a Division of Apollon Wealth Management, LLC (for Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon) – to be filed by amendment.
	(xxv)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Manifold Investment Partners LLC (Manifold Equity Market Neutral ETF) – to be filed by amendment.
	(xxvi)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Suncoast Capital Management, LLC (The Sector Rotation Long/Short ETF) – to be filed by amendment.
	(xxvii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and [ ] (Emerging Markets Adaptable ETF, International Adaptable ETF, US Adaptable ETF, International Small Cap ETF and US Small Cap ETF) – to be filed by amendment.
(e)	(i)	Distribution Agreement between the Trust and Foreside Fund Services, LLC, previously filed with the Trust’s registration statement on Form N-1A on June 20, 2025, is hereby incorporated by reference.
(i) First Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Defiance AI Hyperscale Leaders ETF, Voya Core Bond ETF, Voya Multi-Sector Income ETF, Voya Ultra Short Income ETF, Portfolio Building Block European Banks Index ETF, Portfolio Building Block World Pharma and Biotech Index ETF, and Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF), previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.
(ii) Second Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding LOGIQ Contrarian Opportunities ETF), previously filed with Post-Effective Amendment No. 8 on Form N-1A on December 8, 2025, is hereby incorporated by reference.
(iii) Third Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Portfolio Building Block World Ex US Industrials ETF, Portfolio Building Block US Banks ETF, Portfolio Building Block World Consumer Staples ETF, Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF, Portfolio Building Block 1X Inverse US Value Daily Target ETF, Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth Daily Target ETF), previously filed with Post-Effective Amendment No. 25 on Form N-1A on June 12, 2026, and is incorporated herein by reference.
(iv) Fourth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding VegaShares AI Frontier ETF, VegaShares Space & AI ETF, VegaShares AI & Social Media ETF), previously filed with Post-Effective Amendment No. 31 on Form N-1A on June 30, 2026, and is incorporated herein by reference.
(v) Fifth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding VegaShares AI Energy ETF, VegaShares Multilayer Ceramic Capacitors ETF, VegaShares Printed Circuit Boards ETF, VegaShares AI Testing Equipment ETF, VegaShares Edge AI ETF, VegaShares Silicon Silicates ETF, VegaShares Silicon Wafers ETF, VegaShares Cross Asset Premium Income ETF, VegaShares Short Volatility Premium Income ETF, VegaShares Triple Source Income ETF, VegaShares AI Inference ETF, VegaShares AI Metals, Miners & Materials ETF, VegaShares Junior AI ETF, VegaShares AI Storage ETF, VegaShares Trillions ETF, VegaShares AI Thermal, Cooling & Power Management ETF, VegaShares AI Networking ETF, VegaShares AI Rack Hardware ETF, VegaShares AI Fab Equipment ETF, VegaShares AI Compute ETF, VegaShares AI Advanced Chip Packaging ETF, VegaShares AI Inference Infrastructure ETF, VegaShares AI On-Devices ETF, Emerging Markets AI ETF, Emerging Markets AI MAG 3 ETF, Emerging Markets Memory ETF, Emerging Markets Semiconductor ETF, China AI Tigers LLM ETF, China AI ETF, Emerging Markets GPU ETF, DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF, DailyDelta Bitcoin Put Options Strategy ETF, previously filed with Post-Effective Amendment No. 39 on Form N-1A on August 3, 2026, and is incorporated herein by reference.

(vi) Form of Sixth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Raub Brock Dividend Growth ETF, MayTech Global Growth ETF and Portfolio Building Block Tactical Multipurpose ETF), previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
(vii) Seventh Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Silvia Anti-Money Printer ETF, Silvia Best Ideas ETF, Silvia Bitcoin Treasury mNAV Discount ETF, Silvia [Elon] ETF, and Silvia [Jensen] Interview ETF) – to be filed by amendment.
(viii) Eighth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon) – to be filed by amendment.
(ix) Ninth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Emerging Markets Optical & Photonics ETF) – to be filed by amendment.
(x) Tenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Manifold Equity Market Neutral ETF) – to be filed by amendment.
(xi) Eleventh Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding The Sector Rotation Long/Short ETF) – to be filed by amendment.
(xii) Twelfth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Emerging Markets Adaptable ETF, International Adaptable ETF, US Adaptable ETF, International Small Cap ETF and US Small Cap ETF) – to be filed by amendment.
	(ii)	Form of Authorized Participant Agreement, previously filed with the Trust’s registration statement on Form N-1A on June 20, 2025, is hereby incorporated by reference.
(f)		Not applicable.
(g)	(i)	Custodian Agreement between the Trust and The Bank of New York Mellon (“BNY”), previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.
(i) First Amendment to the Custodian Agreement (adding HyperScale Leaders ETF, Portfolio Building Block European Banks Index ETF, Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF Portfolio Building Block World Pharma and Biotech Index ETF, Voya Core Bond ETF, Voya Multi-Sector Income ETF Voya Ultra Short Income ETF), previously filed with Post-Effective Amendment No. 6 on Form N-1A on November 4, 2025, is hereby incorporated by reference.
(ii) Second Amendment to the Custodian Agreement (adding LOGIQ Contrarian Opportunities ETF), previously filed with Post-Effective Amendment No. 20 on Form N-1A on May 19, 2026 and is incorporated herein by reference.
(iii) Third Amendment to the Custodian Agreement (adding Portfolio Building Block World Ex US Industrials ETF, Portfolio Building Block US Banks ETF, Portfolio Building Block World Consumer Staples ETF, Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF, Portfolio Building Block 1X Inverse US Value Daily Target ETF, Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth Daily Target ETF), previously filed with Post-Effective Amendment No. 44 on Form N-1A on August 21, 2026 and is incorporated herein by reference.
(iv) Form of Fourth Amendment to the Custodian Agreement (adding Portfolio Building Block Tactical Multipurpose ETF) – to be filed by amendment.
	(ii)	Custodian Agreement between the Trust and U.S. Bank National Association (“U.S. Bank”) (adding VegaShares AI Frontier ETF, VegaShares Space & AI ETF, VegaShares AI & Social Media ETF), previously filed with Post-Effective Amendment No. 33 on Form N-1A on July 7, 2026 and is incorporated herein by reference.
(i) First Amendment to the Custodian Agreement (adding Defiance AI Hyperscale Leaders ETF), previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
(ii) Second Amendment to the Custodian Agreement (adding DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF, DailyDelta Bitcoin Put Options Strategy ETF, VegaShares Cross Asset Premium Income ETF, VegaShares Short Volatility Premium Income ETF, VegaShares Triple Source Income ETF VegaShares AI Energy ETF, VegaShares Multilayer Ceramic Capacitors ETF, VegaShares Printed Circuit Boards ETF, VegaShares AI Testing Equipment ETF, VegaShares Edge AI ETF, VegaShares Silicon Silicates ETF, VegaShares Silicon Wafers ETFVegaShares AI Inference ETF, VegaShares AI Metals, Miners & Materials ETF, VegaShares Junior AI ETF, VegaShares AI Storage ETF, VegaShares Trillions ETF, VegaShares AI Thermal, Cooling & Power Management ETF, VegaShares AI Networking ETF, VegaShares AI Rack Hardware ETF, VegaShares AI Fab Equipment ETF, VegaShares AI Compute ETF, VegaShares AI Advanced Chip Packaging ETF, VegaShares AI Inference Infrastructure ETF and VegaShares AI On-Devices ETF, Emerging Markets AI ETF, Emerging Markets AI MAG 3 ETF, Emerging Markets Memory ETF, Emerging Markets Semiconductor ETF, China AI Tigers LLM ETF, China AI ETF and Emerging Markets GPU ETF), previously filed with Post-Effective Amendment No. 44 on Form N-1A on August 21, 2026 and is incorporated herein by reference.
(iii) Third Amendment to the Custodian Agreement (adding Raub Brock Dividend Growth ETF and MayTech Global Growth ETF) - previously filed with Post-Effective Amendment No. 53 on Form N-1A on September 4, 2026, is hereby incorporated by reference.

(iv) Fourth Amendment to the Custodian Agreement (adding Silvia Anti-Money Printer ETF, Silvia Best Ideas ETF, Silvia Bitcoin Treasury mNAV Discount ETF, Silvia [Elon] ETF, and Silvia [Jensen] Interview ETF) – to be filed by amendment.
(v) Fifth Amendment to the Custodian Agreement (adding Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon) – to be filed by amendment.
(vi) Sixth Amendment to the Custodian Agreement (adding Emerging Markets Optical & Photonics ETF) – to be filed by amendment.
(vii) Seventh Amendment to the Custodian Agreement (adding Manifold Equity Market Neutral ETF) – to be filed by amendment.
(viii) Eighth Amendment to the Custodian Agreement (adding The Sector Rotation Long/Short ETF) – to be filed by amendment.
(ix) Ninth Amendment to the Custodian Agreement (adding Emerging Markets Adaptable ETF, International Adaptable ETF, US Adaptable ETF, International Small Cap ETF and US Small Cap ETF) – to be filed by amendment.
(h)	(i)	Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC, previously filed with the Trust’s registration statement on Form N-1A on June 20, 2025, is hereby incorporated by reference.
(i) First Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding Voya Core Bond ETF, Voya Multi-Sector Income ETF, Voya Ultra Short Income ETF, Portfolio Building Block European Banks Index ETF, Portfolio Building Block World Pharma and Biotech Index ETF, and Portfolio Building Block Integrated Oil and Gas and Exploration Production Index ETF, and HyperScale Leaders ETF), previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.
(ii) Second Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding LOGIQ Contrarian Opportunities ETF), previously filed with Post-Effective Amendment No. 8 on Form N-1A on December 8, 2025, is hereby incorporated by reference.
(iii) Third Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding Portfolio Building Block World Ex US Industrials ETF, Portfolio Building Block US Banks ETF, Portfolio Building Block World Consumer Staples ETF, Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF, Portfolio Building Block 1X Inverse US Value Daily Target ETF, Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth Daily Target ETF), previously filed with Post-Effective Amendment No. 25 on Form N-1A on June 12, 2026, and is incorporated herein by reference.
(iv) Fourth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding VegaShares AI Frontier ETF, VegaShares Space & AI ETF, VegaShares AI & Social Media ETF), previously filed with Post-Effective Amendment No. 25 on Form N-1A on June 12, 2026, and is incorporated herein by reference.
(vi) Fifth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding VegaShares AI Inference ETF, VegaShares AI Metals, Miners & Materials ETF, VegaShares Junior AI ETF, VegaShares AI Storage ETF, VegaShares Trillions ETF, VegaShares AI Thermal, Cooling & Power Management ETF, VegaShares AI Networking ETF, VegaShares AI Rack Hardware ETF, VegaShares AI Fab Equipment ETF, VegaShares AI Compute ETF, VegaShares AI Inference Infrastructure ETF, VegaShares AI On-Devices ETF, Emerging Markets AI ETF, Emerging Markets AI MAG 3 ETF, Emerging Markets Memory ETF, Emerging Markets Semiconductor ETF, China AI Tigers LLM ETF, China AI ETF, Emerging Markets GPU ETF, VegaShares AI Energy ETF, VegaShares Multilayer Ceramic Capacitors ETF, VegaShares Printed Circuit Boards ETF, VegaShares AI Testing Equipment ETF, VegaShares Edge AI ETF, VegaShares Silicon Silicates ETF, VegaShares Silicon Wafers ETF VegaShares Cross Asset Premium Income ETF, VegaShares Short Volatility Premium Income ETF and VegaShares Triple Source Income ETF), previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
(vii) Sixth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF and DailyDelta Bitcoin Put Options Strategy ETF and VegaShares AI Advanced Chip Packaging ETF), previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
(viii) Seventh Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding Raub Brock Dividend Growth ETF, MayTech Global Growth ETF and Portfolio Building Block Tactical Multipurpose ETF), previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
(ix) Eighth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding Silvia Anti-Money Printer ETF, Silvia Best Ideas ETF, Silvia Bitcoin Treasury mNAV Discount ETF, Silvia [Elon] ETF, and Silvia [Jensen] Interview ETF) – to be filed by amendment.
(x) Ninth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon) – to be filed by amendment.

(xi) Tenth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding Emerging Markets Optical & Photonics ETF) – to be filed by amendment.
(xii) Eleventh Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding Manifold Equity Market Neutral ETF) – to be filed by amendment.
(xiii) Twelfth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding The Sector Rotation Long/Short ETF) – to be filed by amendment.
(xiv) Thirteenth Amendment to the Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding Emerging Markets Adaptable ETF, International Adaptable ETF, US Adaptable ETF, International Small Cap ETF and US Small Cap ETF) – to be filed by amendment.
(ii)	Transfer Agency and Servicing Agreement between the Trust and BNY, previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.
(i) First Amendment to the Transfer Agency Agreement (adding HyperScale Leaders ETF, Portfolio Building Block European Banks Index ETF, Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF Portfolio Building Block World Pharma and Biotech Index ETF, Voya Core Bond ETF, Voya Multi-Sector Income ETF Voya Ultra Short Income ETF), previously filed with Post-Effective Amendment No. 6 on Form N-1A on November 4, 2025, is hereby incorporated by reference.
(ii) Second Amendment to the Transfer Agency Agreement (adding LOGIQ Contrarian Opportunities ETF), previously filed with Post-Effective Amendment No. 20 on Form N-1A on May 19, 2026 and is incorporated herein by reference.
(iii) Third Amendment to the Transfer Agency Agreement (adding Portfolio Building Block World Ex US Industrials ETF, Portfolio Building Block US Banks ETF, Portfolio Building Block World Consumer Staples ETF, Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF, Portfolio Building Block 1X Inverse US Value Daily Target ETF, Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth Daily Target ETF), previously filed with Post-Effective Amendment No. 44 on Form N-1A on August 21, 2026 and is incorporated herein by reference.
(iv) Form of Fourth Amendment to the Transfer Agency Agreement (adding Portfolio Building Block Tactical Multipurpose ETF) – to be filed by amendment.
(iii)	Transfer Agency and Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (adding VegaShares AI Frontier ETF, VegaShares Space & AI ETF, VegaShares AI & Social Media ETF), previously filed with Post-Effective Amendment No. 33 on Form N-1A on July 7, 2026 and is incorporated herein by reference.
(i) First Amendment to the Transfer Agency Agreement (adding Defiance AI Hyperscale Leaders ETF), previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
(ii) Second Amendment to the Transfer Agency Agreement (adding DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF, DailyDelta Bitcoin Put Options Strategy ETF, VegaShares AI Energy ETF, VegaShares Multilayer Ceramic Capacitors ETF, VegaShares Printed Circuit Boards ETF, VegaShares AI Testing Equipment ETF, VegaShares Edge AI ETF, VegaShares Silicon Silicates ETF, VegaShares Silicon Wafers ETF, VegaShares Cross Asset Premium Income ETF, VegaShares Short Volatility Premium Income ETF, VegaShares Triple Source Income ETF, VegaShares AI Inference ETF, VegaShares AI Metals, Miners & Materials ETF, VegaShares Junior AI ETF, VegaShares AI Storage ETF VegaShares Trillions ETF, VegaShares AI Thermal, Cooling & Power Management ETF, VegaShares AI Networking ETF, VegaShares AI Rack Hardware ETF, VegaShares AI Fab Equipment ETF, VegaShares AI Compute ETF, VegaShares AI Advanced Chip Packaging ETF, VegaShares AI Inference Infrastructure ETF, VegaShares AI On-Devices ETF, Emerging Markets AI ETF, Emerging Markets AI MAG 3 ETF, Emerging Markets Memory ETF, Emerging Markets Semiconductor ETF, China AI Tigers LLM ETF, China AI ETF and Emerging Markets GPU ETF), previously filed with Post-Effective Amendment No. 44 on Form N-1A on August 21, 2026 and is incorporated herein by reference.
(iii) Third Amendment to the Transfer Agency Agreement (adding Raub Brock Dividend Growth ETF and MayTech Global Growth ETF), previously filed with Post-Effective Amendment No. 53 on Form N-1A on September 4, 2026, is hereby incorporated by reference.
(iv) Fourth Amendment to the Transfer Agency Agreement (adding Silvia Anti-Money Printer ETF, Silvia Best Ideas ETF, Silvia Bitcoin Treasury mNAV Discount ETF, Silvia [Elon] ETF, and Silvia [Jensen] Interview ETF) – to be filed by amendment.
(v) Fifth Amendment to the Transfer Agency Agreement (adding Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon) – to be filed by amendment.
(vi) Sixth Amendment to the Transfer Agency Agreement (adding Emerging Markets Optical & Photonics ETF) – to be filed by amendment.
(vii) Seventh Amendment to the Transfer Agency Agreement (adding The Sector Rotation Long/Short ETF) – to be filed by amendment.

(viii) Eighth Amendment to the Transfer Agency Agreement (adding Emerging Markets Adaptable ETF, International Adaptable ETF, US Adaptable ETF, International Small Cap ETF and US Small Cap ETF) – to be filed by amendment.
(iv)	Fund Accounting Agreement between the Trust and BNY, previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.
(i) First Amendment to the Fund Accounting Agreement (adding HyperScale Leaders ETF, Portfolio Building Block European Banks Index ETF, Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF Portfolio Building Block World Pharma and Biotech Index ETF, Voya Core Bond ETF, Voya Multi-Sector Income ETF Voya Ultra Short Income ETF), previously filed with Post-Effective Amendment No. 6 on Form N-1A on November 4, 2025, is hereby incorporated by reference.
(ii) Second Amendment to the Fund Accounting Agreement (adding LOGIQ Contrarian Opportunities ETF), previously filed with Post-Effective Amendment No. 20 on Form N-1A on May 19, 2026 and is incorporated herein by reference.
(iii) Third Amendment to the Fund Accounting Agreement (adding Portfolio Building Block World Ex US Industrials ETF, Portfolio Building Block US Banks ETF, Portfolio Building Block World Consumer Staples ETF, Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF, Portfolio Building Block 1X Inverse US Value Daily Target ETF, Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth Daily Target ETF), previously filed with Post-Effective Amendment No. 44 on Form N-1A on August 21, 2026 and is incorporated herein by reference.
(iv) Form of Fourth Amendment to the Fund Accounting Agreement (adding Portfolio Building Block Tactical Multipurpose ETF) – to be filed by amendment.
(v)	Fund Accounting Agreement between the Trust and U.S. Bancorp Fund Services, LLC (adding VegaShares AI Frontier ETF, VegaShares Space & AI ETF, VegaShares AI & Social Media ETF), previously filed with Post-Effective Amendment No. 33 on Form N-1A on July 7, 2026 and is incorporated herein by reference.
(i) First Amendment to the Fund Accounting Agreement (adding Defiance AI Hyperscale Leaders ETF), previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
(ii) Second Amendment to the Fund Accounting Agreement (adding DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF, DailyDelta Bitcoin Put Options Strategy ETF. VegaShares Cross Asset Premium Income ETF, VegaShares Short Volatility Premium Income ETF, VegaShares Triple Source Income ETF VegaShares AI Energy ETF, VegaShares Multilayer Ceramic Capacitors ETF, VegaShares Printed Circuit Boards ETF, VegaShares AI Testing Equipment ETF, VegaShares Edge AI ETF, VegaShares Silicon Silicates ETF, VegaShares Silicon Wafers ETF), VegaShares AI Inference ETF, VegaShares AI Metals, Miners & Materials ETF, VegaShares Junior AI ETF, VegaShares AI Storage ETF VegaShares Trillions ETF, VegaShares AI Thermal, Cooling & Power Management ETF, VegaShares AI Networking ETF, VegaShares AI Rack Hardware ETF, VegaShares AI Fab Equipment ETF, VegaShares AI Compute ETF, VegaShares AI Advanced Chip Packaging ETF, VegaShares AI Inference Infrastructure ETF, VegaShares AI On-Devices ETF, Emerging Markets AI ETF, Emerging Markets AI MAG 3 ETF, Emerging Markets Memory ETF, Emerging Markets Semiconductor ETF, China AI Tigers LLM ETF, China AI ETF and Emerging Markets GPU ETF), previously filed with Post-Effective Amendment No. 44 on Form N-1A on August 21, 2026 and is incorporated herein by reference.
(iii) Third Amendment to the Fund Accounting Agreement (adding Raub Brock Dividend Growth ETF and MayTech Global Growth ETF), previously filed with Post-Effective Amendment No. 53 on Form N-1A on September 4, 2026, is hereby incorporated by reference.
(iv) Fourth Amendment to the Fund Accounting Agreement (adding Silvia Anti-Money Printer ETF, Silvia Best Ideas ETF, Silvia Bitcoin Treasury mNAV Discount ETF, Silvia [Elon] ETF, and Silvia [Jensen] Interview ETF) – to be filed by amendment.
(v) Fifth Amendment to the Fund Accounting Agreement (adding Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon) – to be filed by amendment.
(v) Sixth Amendment to the Fund Accounting Agreement (adding Emerging Markets Optical & Photonics ETF) – to be filed by amendment.
(vi) Seventh Amendment to the Fund Accounting Agreement (adding Manifold Equity Market Neutral ETF) – to be filed by amendment.
(vii) Eighth Amendment to the Fund Accounting Agreement (adding The Sector Rotation Long/Short ETF) – to be filed by amendment.
(viii) Ninth Amendment to the Fund Accounting Agreement (adding Emerging Markets Adaptable ETF, International Adaptable ETF, US Adaptable ETF, International Small Cap ETF and US Small Cap ETF) – to be filed by amendment.
(vi)	Powers of Attorney, previously filed with the Trust’s registration statement on Form N-1A on June 20, 2025, is hereby incorporated by reference.
(i)	(ii)	Opinion and Consent of Counsel (for Voya Core Bond ETF, Voya Multi-Sector Income ETF and Voya Ultra Short Income ETF), previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.

(iii)	Opinion and Consent of Counsel (for Portfolio Building Block European Banks Index ETF, Portfolio Building Block World Pharma and Biotech Index ETF, and Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF), previously filed with Post-Effective Amendment No. 5 on Form N-1A on October 27, 2025 and is incorporated herein by reference.
(iv)	Opinion and Consent of Counsel for (LOGIQ Contrarian Opportunities ETF), previously filed with Post-Effective Amendment No. 8 on Form N-1A on December 8, 2025, is hereby incorporated by reference.
(v)	Opinion and Consent of Counsel for (VegaShares AI Frontier ETF, VegaShares Space & AI ETF, VegaShares AI & Social Media ETF), previously filed with Post-Effective Amendment No. 25 on Form N-1A on June 12, 2026, and is incorporated herein by reference.
(vi)	Opinion and Consent of Counsel for (Portfolio Building Block World Ex US Industrials ETF, Portfolio Building Block US Banks ETF and Portfolio Building Block World Consumer Staples ETF), previously filed with Post-Effective Amendment No. 20 on Form N-1A on May 19, 2026 and is incorporated herein by reference.
(vii)	Opinion and Consent of Counsel for (Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF, Portfolio Building Block 1X Inverse US Value Daily Target ETF, Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth Daily Target ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on July 17, 2026 and is incorporated herein by reference.
(viii)	Opinion and Consent of Counsel for (Defiance AI Hyperscale Leaders ETF), previously filed with Post-Effective Amendment No. 33 on Form N-1A on July 7, 2026 and is incorporated herein by reference.
(ix)	Opinion and Consent of Counsel for (VegaShares AI Inference ETF, VegaShares AI Advanced Materials ETF, VegaShares Junior AI ETF, VegaShares Hard Drive ETF, VegaShares Trillions ETF), previously filed with Post-Effective Amendment No. 38 on Form N-1A on July 30, 2026, is hereby incorporated by reference.
(x)	Opinion and Consent of Counsel for (VegaShares AI Thermal, Cooling & Power Management ETF, VegaShares AI Networking ETF, VegaShares AI Rack Hardware ETF, VegaShares AI Fab Equipment ETF and VegaShares AI Compute ETF), previously filed with Post-Effective Amendment No. 39 on Form N-1A on August 3, 2026, and is incorporated herein by reference.
(xi)	Opinion and Consent of Counsel for (Emerging Markets AI ETF), previously filed with Post-Effective Amendment No. 40 on Form N-1A on August 11, 2026 and is incorporated herein by reference.
(xii)	Opinion and Consent of Counsel for (Emerging Markets AI MAG 3 ETF, Emerging Markets Memory ETF, Emerging Markets Semiconductor ETF, China AI Tigers LLM ETF, China AI ETF and Emerging Markets GPU ETF), previously filed with Post-Effective Amendment No. 43 on Form N-1A on August 21, 2026 and is incorporated herein by reference.
(xiii)	Opinion and Consent of Counsel for (VegaShares AI Advanced Chip Packaging ETF, VegaShares AI Inference Infrastructure ETF and VegaShares AI On-Devices ETF), previously filed with Post-Effective Amendment No. 48 on Form N-1A on August 28, 2026 and is incorporated herein by reference.
(xiv)	Opinion and Consent of Counsel for (DailyDelta Nasdaq 100® Call Options Strategy ETF, DailyDelta Nasdaq 100® Put Options Strategy ETF, DailyDelta SP500 Call Options Strategy ETF, DailyDelta SP500 Put Options Strategy ETF, DailyDelta R2000 Call Options Strategy ETF, DailyDelta R2000 Put Options Strategy ETF, DailyDelta Bitcoin Call Options Strategy ETF and DailyDelta Bitcoin Put Options Strategy ETF), filed herewith
(xv)	Opinion and Consent of Counsel for (Raub Brock Dividend Growth ETF) previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
(xvi)	Opinion and Consent of Counsel for (VegaShares Cross Asset Premium Income ETF, VegaShares Short Volatility Premium Income ETF and VegaShares Triple Source Income ETF) – to be filed by amendment.
(xvii)	Opinion and Consent of Counsel for (VegaShares AI Energy ETF, VegaShares Multilayer Ceramic Capacitors ETF, VegaShares Printed Circuit Boards ETF, VegaShares AI Testing Equipment ETF, VegaShares Edge AI ETF, VegaShares Silicon Silicates ETF and VegaShares Silicon Wafers ETF), previously filed with Post-Effective Amendment No. 62 on Form N-1A on September 16, 2026, is hereby incorporated by reference.
(xviii)	Opinion and Consent of Counsel for (MayTech Global Growth ETF), previously filed with Post-Effective Amendment No. 53 on Form N-1A on September 4, 2026, is hereby incorporated by reference.
(xix)	Opinion and Consent of Counsel for (Portfolio Building Block Tactical Multipurpose ETF) – to be filed by amendment.
(xx)	Opinion and Consent of Counsel (for Silvia Anti-Money Printer ETF, Silvia Best Ideas ETF, Silvia Bitcoin Treasury mNAV Discount ETF, Silvia [Elon] ETF, and Silvia [Jensen] Interview ETF) – to be filed by amendment.
(xxi)	Opinion and Consent of Counsel (for Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon) – to be filed by amendment.
(xxii)	Opinion and Consent of Counsel (for Emerging Markets Optical & Photonics ETF) – to be filed by amendment.
(xxiii)	Opinion and Consent of Counsel (for Manifold Equity Market Neutral ETF) – to be filed by amendment.
(xxiv)	Opinion and Consent of Counsel (for The Sector Rotation Long/Short ETF) – to be filed by amendment.
(xxv)	Opinion and Consent of Counsel (for Emerging Markets Adaptable ETF, International Adaptable ETF, US Adaptable ETF, International Small Cap ETF and US Small Cap ETF) – to be filed by amendment.
(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)		Not applicable.
(l)	(i)	Subscription Agreement – to be filed by amendment.
	(ii)	Letter of Representations between the Trust and Depository Trust Company – to be filed by amendment.
(m)		Rule 12b-1 Plan, previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
(n)		Not applicable.
(o)		Reserved.
(p)	(i)	Code of Ethics for Tidal Trust IV, previously filed with Post-Effective Amendment No. 4 on Form N-1A on October 22, 2025 and is incorporated herein by reference.
	(ii)	Code of Ethics for Tidal Investments LLC, previously filed with the Trust’s registration statement on Form N-1A on March 7, 2025, is hereby incorporated by reference.
	(iii)	Code of Ethics for Distributor – not applicable per Rule 17j-1(c)(3).
	(iv)	Code of Ethics for Voya Investment Management Co. LLC, filed herewith.
	(v)	Code of Ethics for LOGIQ Capital LLC, previously filed with Post-Effective Amendment No. 8 on Form N-1A on December 8, 2025, is hereby incorporated by reference.
	(vi)	Code of Ethics for Vega Capital Partners LLC, previously filed with Post-Effective Amendment No. 25 on Form N-1A on June 12, 2026, and is incorporated herein by reference.
	(vii)	Code of Ethics for EMQQ Global, LLC, previously filed with Post-Effective Amendment No. 43 on Form N-1A on August 21, 2026 and is incorporated herein by reference.
	(viii)	Code of Ethics for Kelly Strategic Management, LLC, previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
	(ix)	Code of Ethics for Raub Brock Capital Management, LP, previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
	(x)	Code of Ethics for MayTech Global Investments LLC, previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
	(xi)	Code of Ethics for Fisher Asset Management, LLC, previously filed with Post-Effective Amendment No. 51 on Form N-1A on September 1, 2026, is hereby incorporated by reference.
	(xii)	Code of Ethics for ProCap Investment Advisers, LLC – to be filed by amendment.
	(xiii)	Code of Ethics for C.J. Lawrence®, a Division of Apollon Wealth Management, LLC – to be filed by amendment.
	(xiv)	Code of Ethics for Manifold Investment Partners LLC – to be filed by amendment.
	(xv)	Code of Ethics for Suncoast Capital Management, LLC – to be filed by amendment.
	(xv)	Code of Ethics for [ ] – to be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

This Item incorporates by reference each investment adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SECs website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.
Tidal Investments LLC	801-76857
Voya Investment Management Co. LLC	801-9046
LOGIQ Capital LLC	801-134092
Vega Capital Partners LLC	801-134415
EMQQ Global, LLC	801-136821
Kelly Strategic Management, LLC	801-121745
Raub Brock Capital Management, LP	801-71732
MayTech Global Investments LLC	801-108849
Fisher Asset Management, LLC	801-29362
ProCap Investment Advisers, LLC	[ ]
C.J. Lawrence®, a Division of Apollon Wealth Management, LLC	[ ]
Manifold Investment Partners LLC	801-78502
Suncoast Capital Management, LLC	[ ]

Item 32.	Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	Alternative Strategies Income Fund
14.	American Century ETF Trust
15.	AMG ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	Ardian Access LLC
21.	ARK ETF Trust
22.	ARK Venture Fund
23.	Bitwise Funds Trust
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos Global Dynamic Income Fund

34.	Calamos Global Total Return Fund
35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cascade Private Capital Fund
38.	Catalyst/Perini Strategic Income Fund
39.	CBRE Global Real Estate Income Fund
40.	Cliffwater Corporate Lending Fund
41.	Cliffwater Enhanced Lending Fund
42.	Coatue Innovative Strategies Fund
43.	Cohen & Steers ETF Trust
44.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
45.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
46.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
47.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust
48.	Davis Fundamental ETF Trust
49.	Defiance Autism Impact ETF, Series of ETF Series Solutions
50.	Defiance BMNR Option Income ETF, Series of ETF Series Solutions
51.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
52.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
53.	Defiance Quantum ETF, Series of ETF Series Solutions
54.	Defiance Retail Kings ETF, Series of ETF Series Solutions
55.	Defiance US 100 Tech AI Moat ETF, Series of ETF Series Solutions
56.	Defiance US 100 Tech Ex Software ETF, Series of ETF Series Solutions
57.	Denali Structured Return Strategy Fund
58.	Dodge & Cox Funds
59.	DoubleLine ETF Trust
60.	DoubleLine Income Solutions Fund
61.	DoubleLine Opportunistic Credit Fund
62.	DoubleLine Yield Opportunities Fund
63.	DriveWealth ETF Trust
64.	EIP Investment Trust
65.	Ellington Income Opportunities Fund
66.	ETF Opportunities Trust
67.	Exchange Listed Funds Trust
68.	Exchange Place Advisors Trust
69.	FIS Trust
70.	FlexShares Trust
71.	Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust
72.	Forum Funds
73.	Forum Funds II
74.	Forum Real Estate Income Fund
75.	GMO ETF Trust
76.	GoldenTree Opportunistic Credit Fund
77.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
78.	Grayscale Funds Trust
79.	Guinness Atkinson Funds
80.	Harbor ETF Trust
81.	Harris Oakmark ETF Trust
82.	Hawaiian Tax-Free Trust
83.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
85.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
88.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
89.	Horizon Kinetics Texas ETF, Series of Listed Funds Trust
90.	Innovator ETFs Trust
91.	Ironwood Institutional Multi-Strategy Fund LLC
92.	Ironwood Multi-Strategy Fund LLC

93.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
94.	John Hancock Exchange-Traded Fund Trust
95.	Kurv ETF Trust
96.	Lazard Active ETF Trust
97.	LDR High Income Realty Fund, Series of World Funds Trust
98.	Lone Peak Value Fund, Series of World Funds Trust
99.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
100.	Mairs & Power Fund, Series of Trust for Professional Managers
101.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
102.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
103.	Manor Investment Funds
104.	Milliman Funds Trust
105.	MoA Funds Corporation
106.	Moerus Worldwide Fund, Series of Northern Lights Fund Trust IV
107.	Morgan Stanley ETF Trust
108.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
109.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
110.	Morningstar Funds Trust
111.	NEOS ETF Trust
112.	Niagara Income Opportunities Fund
113.	NXG Cushing® Midstream Energy Fund
114.	NXG NextGen Infrastructure Income Fund
115.	OTG Latin American Fund, Series of World Funds Trust
116.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
117.	Overlay Shares Enhanced Equity Fund, Series of Listed Funds Trust
118.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
119.	Overlay Shares Hedged Equity Fund, Series of Listed Funds Trust
120.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
121.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
122.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
123.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
124.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
125.	Palmer Square Funds Trust
126.	Palmer Square Opportunistic Income Fund
127.	Partners Group Private Income Opportunities, LLC
128.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
129.	Plan Investment Fund, Inc.
130.	Point Bridge America First ETF, Series of ETF Series Solutions
131.	Precidian ETFs Trust
132.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
133.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
134.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
135.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
136.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
137.	Renaissance Capital Greenwich Funds
138.	REX ETF Trust
139.	Reynolds Funds, Inc.
140.	RMB Investors Trust
141.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
142.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
143.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
144.	Roundhill Cannabis ETF, Series of Listed Funds Trust
145.	Roundhill ETF Trust
146.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
147.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
148.	Roundhill Video Games ETF, Series of Listed Funds Trust
149.	Rule One Fund, Series of World Funds Trust
150.	Russell Investments Exchange Traded Funds
151.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

152.	Six Circles Trust
153.	Sound Shore Fund, Inc.
154.	SP Funds Trust
155.	Sparrow Funds
156.	Spear Alpha ETF, Series of Listed Funds Trust
157.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
158.	STF Tactical Growth ETF, Series of Listed Funds Trust
159.	Strategic Trust
160.	Strategy Shares
161.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
162.	Tekla World Healthcare Fund
163.	Tema ETF Trust
164.	The 2023 ETF Series Trust
165.	The Community Development Fund
166.	The Cook & Bynum Fund, Series of World Funds Trust
167.	The Private Shares Fund
168.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
169.	Third Avenue Trust
170.	Third Avenue Variable Series Trust
171.	Tidal Trust I
172.	Tidal Trust II
173.	Tidal Trust III
174.	Tidal Trust IV
175.	TIFF Investment Program
176.	Timothy Plan Free Cash Flow ETF, Series of The Timothy Plan
177.	Timothy Plan Free Cash Flow Growth ETF, Series of The Timothy Plan
178.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
179.	Timothy Plan Fixed Income ETF, Series of The Timothy Plan
180.	Timothy Plan International ETF, Series of The Timothy Plan
181.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
182.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
183.	Total Fund Solution
184.	Touchstone ETF Trust
185.	Trailmark Series Trust
186.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
187.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
188.	T-Rex 2x Long Ether Daily Target ETF
189.	U.S. Global Investors Funds
190.	Union Street Partners Value Fund, Series of World Funds Trust
191.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
192.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
193.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
194.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
195.	Virtus Stone Harbor Emerging Markets Income Fund
196.	Volatility Shares Trust
197.	WEBs ETF Trust
198.	Wedbush Series Trust
199.	Wellington Global Multi-Strategy Fund
200.	Wilshire Mutual Funds, Inc.
201.	Wilshire Variable Insurance Trust
202.	WisdomTree Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	190 Middle Street, Suite 301, Portland ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland ME 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301, Portland ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204

Registrant’s Fund Accountant and Transfer Agent	The Bank of New York Mellon 240 Greenwich Street New York, New York 10286

Registrant’s Custodian	The Bank of New York Mellon 240 Greenwich Street New York, New York 10286

Registrant’s Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202

Registrant’s Custodian	U.S. Bank National Association 1555 N. Rivercenter Dr. Milwaukee, Wisconsin 53212

Registrant’s Principal Underwriter	Foreside Fund Services, LLC 190 Middle Street, Suite 301, Portland, Maine 04101

Registrant’s Investment Adviser	Tidal Investments LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204

Registrant’s Sub-Adviser	Voya Investment Management Co. LLC 200 Park Avenue New York, NY 10166

Registrant’s Sub-Adviser	LOGIQ Capital LLC 61 West Palisade Avenue Englewood, New Jersey 07631

Registrant’s Sub-Adviser	Vega Capital Partners LLC 330 Spring Street New York, New York 10013

Registrant’s Sub-Adviser	EMQQ Global, LLC 6 Quail Run, Lafayette, California 94549

Registrant’s Sub-Adviser	Kelly Strategic Management, LLC 7887 East Belleview Avenue, Suite 1100 Denver, Colorado 80111

Registrant’s Sub-Adviser	Raub Brock Capital Management, LP 700 Larkspur Landing Circle, Suite 240 Larkspur, California 94939

Registrant’s Sub-Adviser	MayTech Global Investments LLC 450 Park Ave Ste 2700 New York, NY 10022

Registrant’s Sub-Adviser	Fisher Asset Management, LLC 6500 International Pkwy, Ste 2050 Plano, Texas 75093

Registrant’s Sub-Adviser	ProCap Investment Advisers, LLC 600 Lexington Avenue New York, New York 10022

Registrant’s Sub-Adviser	C.J. Lawrence®, a Division of Apollon Wealth Management, LLC 111 Coleman Blvd, Suite 402 Mount Pleasant, SC 29464

Registrant’s Sub-Adviser	Manifold Investment Partners LLC 2 Embarcadero Center, 8th Floor San Francisco, CA 94111

Registrant’s Sub-Adviser	Suncoast Capital Management, LLC [ ]

Registrant’s Sub-Adviser	[ ] [ ]

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on September 24, 2026.

Tidal Trust IV

/s/ Eric W. Falkeis
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on September 24, 2026.

	Signature	Title

	/s/ Eric W. Falkeis	President, Principal Executive Officer and Trustee
Eric W. Falkeis

	/s/ Luis Berruga*	Trustee
Luis Berruga

	/s/ Alisa Maute*	Trustee
Alisa Maute

	/s/ Ashi Parikh*	Trustee
Ashi Parikh

	/s/ Aaron Perkovich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Aaron Perkovich

*By:	/s/ Eric W. Falkeis
Eric W. Falkeis, Attorney in Fact
By Power of Attorney

Exhibit Index

Exhibit No.	Description
(d)(vii)	Investment Advisory Agreement
(d)(xix)	Sub-Advisory Agreement
(i)(xiv)	Opinion and Consent of Counsel
(j)	Consent of Independent Registered Public Accounting Firm
(p)(iv)	Code of Ethics